[GRAPHIC:  PHOTO COLLAGE - COMPUTER          Nations Convertible
       CHIP/OYSTER SHELL]                    Securities Fund

                                             Nations Balanced
                                             Assets Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Equity
                                             Income Fund

                                             Nations Value Fund

                                             Nations Marsico
                                             Growth & Income Fund

                                             Nations
                                             Blue Chip Fund

                                             Nations Strategic
                                             Growth Fund

                                             Nations Capital
                                             Growth Fund

                                             Nations Aggressive
                                             Growth Fund

                                             Nations Marsico
                                             Focused Equities Fund

                                             Nations MidCap
                                             Growth Fund

                                             Nations Marsico
                                             21st Century Fund

                                             Nations Small
                                             Company Fund



DOMESTIC
STOCK FUNDS

SEMIANNUAL REPORT FOR THE PERIOD
ENDED SEPTEMBER 30, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2000 proved to be quite unsettling for mutual fund investors. Several factors led to turbulence in U.S. and overseas markets. The Federal Reserve Board's practice of increasing interest rates in an attempt to slow down the economy and keep inflation at bay took a toll on the stock market. Oil prices soared over the summer causing concern across the country as several cities saw gas prices above $2.00 per gallon. The slowing economy affected earnings at a number of leading U.S. companies, causing additional volatility in the stock market. Overseas, the European Central Bank raised interest rates in August -- the fifth rate hike this year -- and the euro fell to a record low. In Japan, the Bank of Japan increased interest rates for the first time in a decade, adding additional strain to an economy that has struggled over the last several years.

                           The only seemingly bright spot for investors during the past six months has been in the bond market. Because of the federal government's budget surplus, the U.S. Treasury has had to buy back many of its long-term securities. The shortage in long-term securities has generally increased returns on these securities, resulting in an inversion of the yield curve -- whereby short-term securities are yielding more than many longer-term securities. This is the first time in a long time that most bond sectors have outperformed both the Standard & Poor's 500 Composite Stock Price Index and the Nasdaq Composite Index*.

                           Now, you're probably asking yourself "Is this a good time to invest in stocks or bonds?" We think the answer is "Yes." While stocks of all sizes have historically outperformed bonds over the long-term, and bonds have performed well this year, a broadly diversified portfolio -- one consisting of both stocks and bonds -- can help you weather market volatility. Remember that the financial markets tend to be cyclical and while one asset class or investment style may be the flavor of the month, it could be out of favor the next.

                           It's also important to note that volatility tends to keep some investors on the sidelines. But waiting for the right time to invest may result in missed opportunities. Disciplined investing requires staying invested through market highs and lows. Investors can also take advantage of dollar cost averaging** during volatile times -- the practice of systematic investing where you seek to buy more shares when prices are low and fewer shares when prices are high, resulting in a lower average share price over time. Remaining invested and regularly investing is key.

                           Whether it's growth vs. value, large cap vs. small cap, stocks vs. bonds, or U.S. vs. international, no single investment style alone will assure that you achieve your long-term financial goals. We believe diversification is the key to long-term success and an investment professional can help you create a portfolio best suited to your risk tolerance and investment time horizon.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           **Dollar cost averaging does not ensure a profit or protect against a loss in a declining market. You should carefully consider your ability to make regular investments through periods of fluctuating market conditions.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we strongly believe in the value of advice. An investment professional can provide you with market research and analysis, years of investment experience, and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           We remain committed to providing you with world-class investment management and competitive products to help you reach your long-term goals. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS

                           /s/ Robert H. Gordon
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, INC.

                           September 30, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Convertible Securities Fund                           3
                                       Nations Balanced Assets Fund                                  7
                                       Nations Asset Allocation Fund                                11
                                       Nations Equity Income Fund                                   21
                                       Nations Value Fund                                           23
                                       Nations Marsico Growth & Income Fund                         25
                                       Nations Blue Chip Fund                                       26
                                       Nations Strategic Growth Fund                                27
                                       Nations Capital Growth Fund                                  29
                                       Nations Aggressive Growth Fund                               31
                                       Nations Marsico Focused Equities Fund                        33
                                       Nations MidCap Growth Fund                                   34
                                       Nations Marsico 21st Century Fund                            36
                                       Nations Small Company Fund                                   38
                                     Statements of operations                                       42
                                     Statements of changes in net assets                            46
                                     Schedules of capital stock activity                            52
                                     Financial highlights                                           66
                                     Notes to financial statements                                  94
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations Marsico Growth & Income Master Portfolio            103
                                       Nations Blue Chip Master Portfolio                          105
                                       Nations Marsico Focused Equities Master Portfolio           108
                                     Statements of operations                                      109
                                     Statements of changes in net assets                           110
                                     Supplementary data                                            112
                                     Notes to financial statements                                 113

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR MUTUAL FUND
                                RECOGNIZED FOR                          SERVICE AWARD AND HONORS
                                OUTSTANDING                             COMMITMENT TO: FINANCIAL
                                CUSTOMER SERVICE                        INTERMEDIARIES 1999 GRAPHIC]

                                IN RECOGNITION OF ITS COMMITMENT TO    DALBAR, Inc., is a well-respected
                                PROVIDE SHAREHOLDERS WITH THE          research firm that measures
                                HIGHEST LEVEL OF CUSTOMER SERVICE      customer service levels and
                                IN THE MUTUAL FUND INDUSTRY,           establishes benchmarks in the
                                NATIONS FUNDS RECEIVED THE DALBAR      financial services industry.
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA, KS,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Aggressive Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations Managed Index Fund
     Nations LargeCap Index Fund
     Nations MidCap Index Fund
     Nations SmallCap Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
           COMMON STOCKS -- 11.9%
           COMMERCIAL BANKING -- 1.7%
  50,000   Bank United Corporation, Class A.......  $  2,534
 100,000   Washington Mutual, Inc. ...............     3,981
                                                    --------
                                                       6,515
                                                    --------
           COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
  50,000   Hutchinson Technology, Inc.(!).........     1,053
                                                    --------
           ELECTRIC POWER -- NON NUCLEAR -- 0.5%
  80,000   Nisource Inc. .........................     1,950
                                                    --------
           ENERGY -- MISCELLANEOUS -- 0.7%
 130,000   Avista Corporation.....................     2,925
                                                    --------
           HEALTH SERVICES -- 1.0%
 200,000   Health Management Associates, Inc.,
             Class A(!)...........................     4,162
                                                    --------
           INSURANCE -- 1.0%
  36,700   Lincoln National Corporation Ltd. .....     1,766
 130,000   Penn Treaty American Corporation(!)....     2,365
                                                    --------
                                                       4,131
                                                    --------
           INTEGRATED OIL -- 0.9%
  47,500   BP Amoco plc, ADR......................     2,518
  33,300   Unocal Corporation.....................     1,180
                                                    --------
                                                       3,698
                                                    --------
           MEDICAL DEVICES AND SUPPLIES -- 0.7%
  50,000   Abbott Laboratories....................     2,379
   7,500   Invitrogen Corporation(!)..............       533
                                                    --------
                                                       2,912
                                                    --------
           NETWORKING AND TELECOMMUNICATIONS
             EQUIPMENT -- 0.3%
  25,000   Cisco Systems, Inc. ...................     1,381
                                                    --------
           OILFIELD SERVICES -- 0.5%
  50,000   Diamond Offshore Drilling, Inc. .......     2,050
                                                    --------
           PHARMACEUTICALS -- 0.7%
  50,000   Schering-Plough Corporation............     2,325
   5,000   Vertex Pharmaceuticals, Inc. ..........       423
                                                    --------
                                                       2,748
                                                    --------
           REAL ESTATE -- 0.8%
  25,000   Apartment Investment and Management
             Company..............................     1,152
  47,000   Equity Residential Properties Trust....     2,256
                                                    --------
                                                       3,408
                                                    --------
           RESTAURANTS -- 0.5%
  70,000   McDonald's Corporation.................     2,113
                                                    --------
           SEMICONDUCTORS -- 0.7%
  56,000   Intel Corporation......................     2,328
  21,000   Motorola, Inc. ........................       593
                                                    --------
                                                       2,921
                                                    --------
           SOFTWARE -- 0.6%
  50,000   Affiliated Computer Services, Inc.(!)..     2,494
       1   Microsoft Corporation(!)++.............         0
                                                    --------
                                                       2,494
                                                    --------

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
           SPECIALTY STORES -- 1.0%
  80,000   Home Depot Inc. .......................  $  4,244
                                                    --------
           TOTAL COMMON STOCKS
             (Cost $38,968).......................    48,705
                                                    --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 52.1%
            BROADCASTING AND CABLE -- 1.8%
$  4,000    AT&T Corporation - Liberty Media Group,
              4.000% 11/15/29......................     3,735
   4,000    Clear Channel Communications, Inc.,
              1.500% 12/01/02......................     3,700
                                                     --------
                                                        7,435
                                                     --------
            COMMERCIAL BANKING -- 1.4%
   1,697    BankAtlantic Bancorp, Inc.,
              5.625% 12/01/07......................     1,219
   4,425    JMH Finance Ltd.,
              4.750% 09/06/07(-)...................     4,541
                                                     --------
                                                        5,760
                                                     --------
            COMMERCIAL SERVICES -- 0.5%
   2,820    Quanta Services Inc.,
              4.000% 07/01/07......................     2,238
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.1%
   2,850    Affiliated Computer Services, Inc.,
              4.000% 03/15/05......................     3,719
   4,400    Hewlett-Packard Company,
              3.200%** 10/14/17....................     3,212
   1,700    Hutchinson Technology Inc.,
              6.000% 03/15/05......................     1,558
                                                     --------
                                                        8,489
                                                     --------
            DIVERSIFIED ELECTRONICS -- 3.8%
   1,850    Benchmark Electronics, Inc.,
              6.000% 08/15/06......................     2,636
   3,110    SCI Systems, Inc.,
              3.000% 03/15/07......................     3,098
   6,600    Solectron Corporation,
              2.100%** 05/08/20....................     4,406
   4,240    Transwitch Corporation,
              4.500% 09/12/05(-)...................     5,215
                                                     --------
                                                       15,355
                                                     --------
            DIVERSIFIED MANUFACTURING -- 1.8%
   2,000    CommScope, Inc.,
              4.000% 12/15/06......................     1,700
   3,450    Hutchison Whampoa,
              2.875% 09/15/03(-)...................     3,476
   2,135    Mark IV Industries, Inc.,
              4.750% 11/01/04......................     2,114
                                                     --------
                                                        7,290
                                                     --------
            EXPLORATION AND PRODUCTION -- 2.3%
   4,500    Devon Energy Corporation,
              4.950% 08/15/08......................     4,354
   3,955    Kerr-McGee Corporation,
              5.250% 02/15/10......................     4,914
                                                     --------
                                                        9,268
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            HEALTH SERVICES -- 1.7%
$  2,820    Health Management Associates, Inc.,
              0.250% 08/16/20(-)...................  $  1,918
   8,880    Universal Health Services, Inc.,
              0.426% 06/23/20(-)...................     4,995
                                                     --------
                                                        6,913
                                                     --------
            INSURANCE -- 1.0%
     890    Penn Treaty American Corporation,
              6.250% 12/01/03......................       739
   4,180    Penn Treaty American Corporation,
              6.250% 12/01/03......................     3,469
                                                     --------
                                                        4,208
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 1.4%
   4,750    Invitrogen Corporation,
              5.500% 03/01/07(-)...................     4,779
     900    Invitrogen Corporation,
              5.500% 03/01/07......................       906
                                                     --------
                                                        5,685
                                                     --------
            METALS AND MINING -- 1.1%
   6,450    Agnico-Eagle Mines Ltd.,
              3.500% 01/27/04......................     4,322
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 0.6%
   3,100    Commscope Inc.,
              4.000% 12/15/06......................     2,635
                                                     --------
            OILFIELD SERVICES -- 4.4%
   8,400    Diamond Offshore Drilling, Inc.,
              2.200%** 06/06/20(-).................     4,211
   4,600    Loews Corporation,
              3.125% 09/15/07......................     4,077
   2,900    Seacor Holdings, Inc.,
              5.375% 11/15/06......................     3,190
   1,500    Seacor Holdings, Inc.,
              5.375% 11/15/06......................     1,650
   7,900    Transocean Sedco Forex Inc.,
              2.200%** 05/24/20....................     4,947
                                                     --------
                                                       18,075
                                                     --------
            PHARMACEUTICALS -- 10.0%
   1,800    Alpharma Inc.,
              3.000% 06/01/06......................     3,679
   8,178    Alza Corporation,
              2.030%** 07/28/20(-).................     5,662
   4,000    Centocor, Inc.,
              4.750% 02/15/05......................     5,120
   2,265    COR Therapeutics, Inc.,
              5.000% 03/01/07......................     4,493
   6,600    Elan International Finance Corporation,
              3.280%** 12/14/18....................     5,280
   3,390    IVAX Corporation,
              5.500% 05/15/07(-)...................     4,928
   3,750    Roche Holdings AG,
              5.800%** 01/19/15(-).................     3,563

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
$  8,800    Roche Holdings, Inc.,
              2.750%** 05/06/12(-).................  $  4,202
   3,300    Vertex Pharmaceuticals,
              5.000% 09/19/07(-)...................     3,828
                                                     --------
                                                       40,755
                                                     --------
            PUBLISHING AND ADVERTISING -- 2.6%
   3,400    Interpublic Group of Companies, Inc.,
              1.870% 06/01/06......................     3,013
   4,150    Lamar Advertising Company,
              5.250% 09/15/06......................     4,140
   3,590    Young & Rubicam Inc.,
              3.000% 01/15/05......................     3,523
                                                     --------
                                                       10,676
                                                     --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.4%
   5,520    United Parcel Service, Inc.,
              1.750% 09/27/07......................     5,603
                                                     --------
            REAL ESTATE -- 1.0%
   3,800    EOP Operating, LP,
              7.250% 11/15/08(-)...................     3,895
                                                     --------
            SEMICONDUCTORS -- 2.5%
   3,295    Amkor Technologies, Inc.,
              5.000% 03/15/07(-)...................     2,587
   2,120    ASM Lithography Holding N.V.,
              4.250% 11/30/04(-)...................     2,374
   3,765    Cypress Semiconductor Corporation,
              3.750% 07/01/05......................     3,544
     775    General Semiconductor, Inc.,
              5.750% 12/15/06......................       773
     615    Lattice Semiconductor Corporation,
              4.750% 11/01/06......................       888
                                                     --------
                                                       10,166
                                                     --------
            SOFTWARE -- 1.1%
   5,750    America Online, Inc.,
              3.250%** 12/06/19....................     2,946
   4,280    Citrix Systems, Inc.,
              5.250%** 03/22/19....................     1,568
                                                     --------
                                                        4,514
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 9.6%
   4,050    American Tower Corporation,
              5.000% 02/15/10......................     3,832
   4,500    Bell Atlantic Financial Services,
              5.750% 04/01/03......................     4,518
   4,300    Bell Atlantic Financial Services,
              4.250% 09/15/05(-)...................     4,850
  10,325    Cox Communications, Inc.,
              0.426% 04/19/20......................     4,285
   3,150    ITC Deltacom, Inc.,
              4.500% 05/15/06......................     1,906
     760    ITC Deltacom, Inc.,
              4.500% 05/15/06......................       460
   2,370    Motorola, Inc.,
              1.870%** 09/27/13....................     2,237
   4,500    Nextel Communications, Inc.,
              5.250% 01/15/10......................     4,219
   4,900    Pinnacle Holdings Inc.,
              5.500% 09/15/07(-)...................     3,210

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES --
            (CONTINUED)
$  3,800    Telefonos de Mexico SA,
              4.250% 06/15/04......................  $  4,764
   7,400    US Cellular Corporation,
              5.750%** 06/15/15....................     5,031
                                                     --------
                                                       39,312
                                                     --------
            TOTAL CONVERTIBLE
              BONDS AND NOTES
              (Cost $200,619)......................   212,594
                                                     --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 34.4%
            AEROSPACE AND DEFENSE -- 0.6%
  88,000    Titan Capital Trust(!)(-)..............     2,508
                                                     --------
            BROADCASTING AND CABLE -- 0.5%
  51,600    MediaOne Group, Inc. ..................     1,922
                                                     --------
            COMMERCIAL BANKING -- 3.3%
  19,000    Bank United Corporation................     1,163
 177,300    CNB Capital Trust I....................     6,759
  96,500    Sovereign Capital Trust................     5,543
                                                     --------
                                                       13,465
                                                     --------
            DIVERSIFIED MANUFACTURING -- 0.2%
  20,300    Fleetwood Capital Trust................       639
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 4.8%
  79,600    AES Trust VII(!).......................     6,448
  89,300    Calpine Capital Trust III(!)(-)........     6,017
  82,000    Nisource Inc. .........................     3,936
  68,700    TXU Corporation........................     3,207
                                                     --------
                                                       19,608
                                                     --------
            ENERGY -- MISCELLANEOUS -- 0.8%
  42,000    CMS Energy Corporation.................     1,339
  28,200    SEI Trust..............................     1,870
                                                     --------
                                                        3,209
                                                     --------
            HEAVY MACHINERY -- 0.8%
 190,000    Ingersoll-Rand Company.................     3,420
                                                     --------
            INSURANCE -- 7.4%
  89,500    Ace Limited............................     7,221
 165,000    AmerUs Group Company(!)................     4,063
  86,500    Metlife Capital Trust I................     7,352
 380,000    Philadelphia Consolidated Holdings
              Corporation..........................     3,420
  65,000    Protective Life Corporation Capital
              Trust II.............................     3,218
  90,000    QBE Insurance Group Ltd.(!)(-).........     4,905
                                                     --------
                                                       30,179
                                                     --------
            INTEGRATED OIL -- 0.9%
  80,000    Unocal Corporation.....................     3,850
                                                     --------
            NATURAL GAS DISTRIBUTION -- 4.5%
 138,600    Coastal Corporation....................     5,769
  90,000    El Paso Energy Capital Trust I.........     7,032
 162,000    Enron Corporation......................     5,761
                                                     --------
                                                       18,562
                                                     --------
            PACKAGING AND CONTAINERS -- 0.7%
  68,000    Sealed Air Corporation.................     3,060
                                                     --------

                                                     VALUE
 SHARES                                              (000)
------------------------------------------------------------
           PAPER AND FOREST PRODUCTS -- 0.6%
  58,100   International Paper Capital Trust......  $  2,288
                                                    --------
           PHARMACEUTICALS -- 1.1%
  88,000   Monsanto Company.......................     4,609
                                                    --------
           PUBLISHING AND ADVERTISING -- 0.9%
 113,000   Readers Digest Association.............     3,503
                                                    --------
           RAILROADS, TRUCKING AND SHIPPING -- 1.2%
  72,000   Union Pacific Capital Trust............     2,907
  48,400   Union Pacific Capital Trust............     1,954
                                                    --------
                                                       4,861
                                                    --------
           REAL ESTATE -- 2.1%
 139,400   Apartment Investment and Management
             Company..............................     3,868
 211,200   Equity Residential Properties Trust....     4,779
                                                    --------
                                                       8,647
                                                    --------
           RESTAURANTS -- 1.0%
  87,200   Wendy's International, Inc.............     4,142
                                                    --------
           TELECOMMUNICATIONS SERVICES -- 3.0%
  33,250   Adelphia Communications................     3,337
  80,000   Citizens Utilities Company.............     4,340
  18,000   Global Crossing Ltd....................     4,469
                                                    --------
                                                      12,146
                                                    --------
           TOTAL CONVERTIBLE
             PREFERRED STOCKS
             (Cost $128,605)......................   140,618
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 1.4%
            (Cost $5,886)
  5,886   Nations Cash Reserves#..................      5,886
                                                     --------
          TOTAL INVESTMENTS
            (Cost $374,078*)...............  99.8%    407,803
                                                     --------
          OTHER ASSETS AND
            LIABILITIES (NET)..............   0.2%
          Receivable for investment securities
            sold..................................   $ 10,315
          Receivable for Fund shares sold.........      2,252
          Dividends receivable....................        558
          Interest receivable.....................      1,382
          Payable for Fund shares redeemed........       (558)
          Investment advisory fee payable.........       (217)
          Administration fee payable..............        (77)
          Shareholder servicing and distribution
            fees payable..........................        (96)
          Due to custodian........................       (816)
          Payable for investment securities
            purchased.............................    (11,866)
          Accrued Trustees' fees and expenses.....        (15)
          Accrued expenses and other
            liabilities...........................        (87)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................        775
                                                     --------
          NET ASSETS....................... 100.0%   $408,578
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Convertible Securities Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income.....   $    402
          Accumulated net realized gain on
            investments sold......................     41,436
          Net unrealized appreciation of
            investments...........................     33,725
          Paid-in capital.........................    333,015
                                                     --------
          NET ASSETS..............................   $408,578
                                                     ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($23,365,961 / 1,207,647 shares
            outstanding)..........................     $19.35
                                                       ======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($354,493,753 / 18,332,170
            shares outstanding)...................     $19.34
                                                       ======

          Maximum sales charge....................      5.75%
          Maximum offering price per share........     $20.52
          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($24,368,454 / 1,268,095 shares
            outstanding)..........................     $19.22
                                                       ======

          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($6,349,598 / 327,567 shares
            outstanding)..........................     $19.38
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $33,725 on investment securities was comprised of gross appreciation of $55,559 and gross depreciation of $21,834 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $374,078.

 **  Rate represents annualized yield at date of purchase.

 (-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (!) Non-income producing security.

 (+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++  Amount represents less than $500.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.0%
            ASSET-BACKED -- AUTO LOANS -- 0.3%
 $   250    Premier Auto Trust, Series 1998-1, Class
              B,
              5.920% 10/06/04........................  $   247
                                                       -------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.7%
     423    CS First Boston Mortgage Securities
              Corporation, Series 1996-2, Class A4,
              6.620% 02/25/18........................      420
     241    IMC Home Equity Loan Trust, Series
              1997-7, Class A3,
              6.540% 11/20/12........................      240
                                                       -------
                                                           660
                                                       -------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $912)............................      907
                                                       -------
 SHARES
---------
            COMMON STOCKS -- 60.1%
            AEROSPACE AND DEFENSE -- 1.0%
  25,612    Honeywell International Inc. ............      912
                                                       -------
            AUTOMOTIVE -- 0.8%
  13,350    Johnson Controls Inc. ...................      710
                                                       -------
            COMMERCIAL BANKING -- 5.8%
  27,187    Chase Manhattan Corporation..............    1,256
  30,866    Citigroup Inc. ..........................    1,669
   6,225    J.P. Morgan & Company Inc. ..............    1,017
  27,125    Wells Fargo Company......................    1,246
                                                       -------
                                                         5,188
                                                       -------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.1%
   7,000    Hewlett-Packard Company..................      679
  10,950    International Business Machines
              Corporation............................    1,232
                                                       -------
                                                         1,911
                                                       -------
            CONSUMER CREDIT AND MORTGAGES -- 2.5%
  20,850    American Express Company.................    1,267
  26,525    MBNA Corporation.........................    1,021
                                                       -------
                                                         2,288
                                                       -------
            DIVERSIFIED MANUFACTURING -- 1.3%
  14,125    Eastman Kodak Company....................      577
   9,400    Procter & Gamble Company.................      630
                                                       -------
                                                         1,207
                                                       -------
            ELECTRIC POWER -- NON NUCLEAR -- 5.3%
  18,200    Ameren Corporation.......................      762
  25,150    Consolidated Edison, Inc. ...............      858
  14,400    Dominion Resources, Inc. ................      836
  14,000    FPL Group Inc. ..........................      921
  49,975    TECO Energy, Inc. .......................    1,437
                                                       -------
                                                         4,814
                                                       -------
            ELECTRICAL EQUIPMENT -- 1.0%
  13,500    Emerson Electric Company.................      905
                                                       -------
            FINANCE -- MISCELLANEOUS -- 1.3%
  22,250    Freddie Mac..............................    1,203
                                                       -------

                                                      VALUE
SHARES                                                (000)
------------------------------------------------------------
          FOOD PRODUCTS -- 2.7%
 42,850   ConAgra Inc. ............................  $   860
 23,550   H.J. Heinz Company.......................      873
 29,450   Kellogg Company..........................      712
                                                     -------
                                                       2,445
                                                     -------
          HEAVY MACHINERY -- 1.5%
 20,500   Caterpillar Inc. ........................      692
 20,575   Parker Hannifin Corporation..............      694
                                                     -------
                                                       1,386
                                                     -------
          HOUSING AND FURNISHING -- 0.6%
 23,300   Stanley Works............................      537
                                                     -------
          INSURANCE -- 4.2%
 22,000   American International Group, Inc. ......    2,105
  8,925   CIGNA Corporation........................      932
 12,500   MGIC Investment Corporation..............      764
                                                     -------
                                                       3,801
                                                     -------
          INTEGRATED OIL -- 7.7%
 12,200   Anadarko Petroleum Corporation...........      811
 11,500   BP Amoco plc, ADR........................      610
 12,675   Chevron Corporation......................    1,081
 29,188   Conoco, Inc. ............................      786
 23,041   Exxon Mobil Corporation..................    2,053
 14,850   Royal Dutch Petroleum Company............      890
 18,025   Unocal Corporation.......................      639
                                                     -------
                                                       6,870
                                                     -------
          INVESTMENT SERVICES -- 2.6%
 15,050   Merrill Lynch & Company Inc. ............      993
 15,250   Morgan Stanley Dean Witter & Company.....    1,395
                                                     -------
                                                       2,388
                                                     -------
          MEDICAL DEVICES AND SUPPLIES -- 2.6%
 28,375   Abbott Laboratories......................    1,350
 11,250   Cardinal Health, Inc. ...................      992
                                                     -------
                                                       2,342
                                                     -------
          METALS AND MINING -- 1.1%
 10,850   Minnesota Mining & Manufacturing
            Company................................      989
                                                     -------
          NATURAL GAS DISTRIBUTION -- 0.9%
 13,600   El Paso Energy Corporation...............      838
                                                     -------
          PHARMACEUTICALS -- 1.5%
 24,150   Bristol-Myers Squibb Company.............    1,380
                                                     -------
          PUBLISHING AND ADVERTISING -- 0.9%
 12,900   Dow Jones & Company Inc. ................      780
                                                     -------
          RAILROADS, TRUCKING AND SHIPPING -- 1.1%
 21,725   FedEx Corporation(!).....................      963
                                                     -------
          RESTAURANTS -- 0.3%
  8,500   McDonald's Corporation...................      257
                                                     -------
          SEMICONDUCTORS -- 0.9%
  9,450   Intergrated Device Technology, Inc.(!)...      855
                                                     -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
SHARES                                                (000)
------------------------------------------------------------
          SOFTWARE -- 1.7%
 19,775   Electronic Data Systems Corporation......  $   820
 19,425   First Data Corporation...................      759
                                                     -------
                                                       1,579
                                                     -------
          TELECOMMUNICATIONS SERVICES -- 2.2%
 22,325   SBC Communications Inc. .................    1,116
 18,165   Verizon Communications...................      880
                                                     -------
                                                       1,996
                                                     -------
          TOBACCO -- 2.3%
 39,200   Philip Morris Companies Inc. ............    1,154
      1   R.J. Reynolds Tobacco Holdings, Inc.++...        0
 40,850   UST Inc. ................................      934
                                                     -------
                                                       2,088
                                                     -------
          UTILITIES -- MISCELLANEOUS -- 4.2%
 30,175   American Water Works Company, Inc. ......      832
 44,775   AT&T Corporation.........................    1,315
 19,650   NICOR Inc. ..............................      711
 31,500   Sprint Corporation (FON Group)...........      923
                                                     -------
                                                       3,781
                                                     -------
          TOTAL COMMON STOCKS
            (Cost $48,551).........................   54,413
                                                     -------
PRINCIPAL
 AMOUNT
  (000)
---------
            CORPORATE BONDS AND NOTES -- 14.2%
            AEROSPACE AND DEFENSE -- 0.3%
 $   250    Raytheon Company,
              6.750% 08/15/07........................      237
                                                       -------
            BROADCASTING AND CABLE -- 1.2%
     500    Clear Channel Communications, Inc.,
              7.875% 06/15/05........................      510
     520    Time Warner Inc.,
              8.110% 08/15/06........................      542
                                                       -------
                                                         1,052
                                                       -------
            CHEMICALS -- SPECIALTY -- 0.4%
     325    Equistar Chemicals, L.P.,
              8.500% 02/15/04........................      323
                                                       -------
            COMMERCIAL BANKING -- 1.5%
     500    FCB/NC Capital Trust I, Gtd. Notes,
              8.050% 03/01/28........................      416
     750    Popular, Inc., MTN,
              6.375% 09/15/03........................      736
     250    Union Planters Capital Trust,
              8.200% 12/15/26........................      214
                                                       -------
                                                         1,366
                                                       -------
            COMMERCIAL SERVICES -- 1.3%
     450    Comdisco, Inc.,
              9.500% 08/15/03........................      453
     650    Service Corporation International,
              6.000% 12/15/05........................      369
     500    Xerox Capital Trust I, Gtd. Notes,
              8.000% 02/01/27........................      357
                                                       -------
                                                         1,179
                                                       -------

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            COMPUTER SERVICES -- 0.4%
 $   350    Computer Sciences Corporation,
              7.500% 08/08/05........................  $   354
                                                       -------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.4%
     350    Compaq Computer Corporation,
              7.450% 08/01/02........................      351
                                                       -------
            CONGLOMERATES -- 0.5%
     250    USA Waste Services Inc.,
              7.000% 07/15/28........................      205
     250    Waste Management, Inc.,
              6.125% 07/15/01........................      244
                                                       -------
                                                           449
                                                       -------
            DIVERSIFIED MANUFACTURING -- 0.5%
     500    Tyco International Group SA,
              6.375% 06/15/05........................      486
                                                       -------
            ENERGY -- MISCELLANEOUS -- 0.7%
     180    PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03........................      173
     500    USX Corporation,
              6.650% 02/01/06........................      484
                                                       -------
                                                           657
                                                       -------
            FINANCE -- MISCELLANEOUS -- 2.2%
     500    Case Credit Corporation,
              6.125% 02/15/03........................      463
     200    CIT Group, Inc.,
              7.375% 03/15/03........................      200
     500    ERAC USA Finance Company,
              6.625% 02/15/05(-).....................      478
     500    Finova Capital Corporation,
              7.250% 11/08/04........................      377
     500    General Motors Acceptance Corporation,
              6.150% 04/05/07........................      467
                                                       -------
                                                         1,985
                                                       -------
            FOOD AND DRUG STORES -- 0.6%
     500    Safeway Inc., Sr. Notes,
              7.250% 09/15/04........................      499
                                                       -------
            HEALTH SERVICES -- 0.1%
      60    HCA-The Healthcare Corporation,
              8.750% 09/01/10........................       61
                                                       -------
            INVESTMENT SERVICES -- 2.7%
     500    Aristar, Inc.,
              8.250% 06/15/05........................      518
     500    Bear Stearns Companies, Inc.,
              7.800% 08/15/07........................      506
     480    Donaldson Lufkin and Jenrette,
              5.875% 04/01/02........................      472
     500    Goldman Sachs Group, LP,
              6.625% 12/01/04(-).....................      492
     500    Morgan Stanley Dean Witter and Company,
              7.750% 06/15/05........................      515
                                                       -------
                                                         2,503
                                                       -------
            METALS AND MINING -- 0.4%
     385    Alcoa Inc.,
              7.375% 08/01/10........................      388
                                                       -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            NATURAL GAS PIPELINES -- 0.5%
 $   500    KN Energy, Inc.,
              6.450% 03/01/03........................  $   491
                                                       -------
            TELECOMMUNICATIONS SERVICES -- 0.5%
     500    Sprint Capital Corporation,
              6.875% 11/15/28........................      432
                                                       -------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $13,343).........................   12,813
                                                       -------
            FOREIGN BONDS AND NOTES -- 1.0%
     395    AT&T Canada Inc., Sr. Notes,
              7.650% 09/15/06........................      399
     500    Corp Andina De Fomento,
              8.875% 06/01/05........................      522
                                                       -------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $892)............................      921
                                                       -------
            MORTGAGE-BACKED SECURITIES -- 21.1%
            COMMERCIAL MORTGAGE-BACKED SECURITIES --
            8.0%
     750    DLJ Commercial Mortgage Corporation,
              Series 1999-CG1, Class A1B,
              6.460% 01/10/09........................      719
     750    DLJ Commercial Mortgage Corporation,
              Series 1999-CG2, Class A1B,
              7.300% 06/10/09........................      756
     750    DLJ Commercial Mortgage Corporation,
              Series 1999-CG3, Class A1B,
              7.340% 09/10/09........................      752
     750    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09........................      761
     440    First Union-Chase Commercial Mortgage,
              Series 1999-C2, Class A2,
              6.645% 04/15/09........................      428
     750    GMAC Commercial Mortgage Securities Inc.,
              Series 1999-C1, Class A2,
              6.175% 05/15/33........................      704
     800    Heller Financial Commercial Mortgage
              Asset Corporation, Series 2000-PH1,
              Class A2,
              7.750% 11/15/09........................      828
     800    Prudential Securities Secured Financing
              Corporation, Series 1999-C2, Class A2,
              7.193% 04/15/09........................      802
     760    Salomon Brothers Mortgage Securities,
              Series 2000-C1, Class A2,
              7.520% 12/18/09........................      775
     702    Salomon Brothers Mortgage Securities,
              Series 2000-NL1, Class A1,
              6.601% 04/15/08(-).....................      687
                                                       -------
                                                         7,212
                                                       -------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 1.5%
      70    8.000% 07/01/10..........................       71
     827    8.000% 09/01/25..........................      841
     438    8.000% 06/01/30..........................      444
                                                       -------
                                                         1,356
                                                       -------

PRINCIPAL
 AMOUNT                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 11.1%
 $ 1,130    6.500% 08/01/10..........................  $ 1,117
     536    8.500% 08/01/11..........................      552
     828    6.500% 03/01/15..........................      812
     286    7.000% 01/25/21..........................      282
   3,512    6.500% 07/01/29..........................    3,379
   2,627    7.000% 07/01/29..........................    2,575
   1,427    6.500% 05/01/30..........................    1,371
                                                       -------
                                                        10,088
                                                       -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.5%
     464    7.500% 12/15/23..........................      467
                                                       -------
            TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $18,922).......................   19,123
                                                       -------
            U.S. TREASURY OBLIGATIONS -- 1.4%
            U.S. TREASURY STRIPS -- 1.4%
   3,720    Principal only 11/15/21..................    1,038
     490    Principal only 08/15/26..................      106
     610    Principal only 02/15/27..................      128
                                                       -------
            TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $1,188)........................    1,272
                                                       -------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 2.1%
            (Cost $1,913)
  1,913   Nations Cash Reserves#....................    1,913
                                                      -------
          TOTAL INVESTMENTS
          (Cost $85,721*)...................  100.9%   91,362
                                                      -------
          OTHER ASSETS AND
            LIABILITIES (NET)...............  (0.9)%
          Receivable for investment securities
            sold....................................  $ 7,168
          Dividends receivable......................       86
          Interest receivable.......................      346
          Collateral on securities loaned...........     (206)
          Payable for Fund shares redeemed..........     (164)
          Investment advisory fee payable...........      (29)
          Administration fee payable................      (17)
          Shareholder servicing and distribution
            fees payable............................      (40)
          Due to custodian..........................      (31)
          Payable for investment securities
            purchased...............................   (7,890)
          Accrued Trustees' fees and expenses.......      (33)
          Accrued expenses and other liabilities....      (42)
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET).......................     (852)
                                                      -------
          NET ASSETS........................  100.0%  $90,510
                                                      =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income.......  $   184
          Accumulated net realized loss on
            investments sold........................     (773)
          Net unrealized appreciation of
            investments.............................    5,641
          Paid-in capital...........................   85,458
                                                      -------
          NET ASSETS................................  $90,510
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Balanced Assets Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)


                                                       VALUE
-------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($34,074,802 / 3,334,901
            shares outstanding).....................   $10.22
                                                       ======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($10,069,608 / 986,444 shares
            outstanding)............................   $10.21
                                                       ======
          Maximum sales charge......................    5.75%
          Maximum offering price per share..........   $10.83

          INVESTOR B SHARES:
          Net asset value and offering price per
            share+ ($45,489,368 / 4,464,564 shares
            outstanding)............................   $10.19
                                                       ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share+ ($876,088 / 86,290 shares
            outstanding)............................   $10.15
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $5,641 on investment securities was comprised of gross appreciation of $7,830 and gross depreciation of $2,189 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $85,721.

(-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

++  Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $206.

ABBREVIATIONS:

ADR -- American Depository Receipt

MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
-----------------------------------------------------------
            ASSET-BACKED SECURITIES -- 0.7%
            ASSET-BACKED -- AUTO LOANS -- 0.0%
$    167    AESOP Funding II LLC,
              Series 1997-1A, Class A1,
              6.220% 10/20/01(-).................  $    167
                                                   --------
            ASSET-BACKED -- HOME EQUITY LOANS --
             0.7%
     500    ContiMortgage Home Equity Loan Trust,
              Series 1998-1, Class A4,
              6.280% 01/15/13....................       494
     650    EQCC Home Equity Loan Trust, Series
              1997-2, Class A6,
              6.720% 02/15/12....................       650
     787    First Plus Home Loan Trust, Series
              1996-3, Class A6,
              7.600% 09/20/14....................       786
     650    First Plus Home Loan Trust, Series
              1997-1, Class A6,
              6.950% 12/10/15....................       648
     100    IMC Home Equity Loan Trust, Series
              1997-5, Class A7,
              6.900% 01/20/22....................        99
                                                   --------
                                                      2,677
                                                   --------
            TOTAL ASSET-BACKED SECURITIES
                (Cost $2,870)....................     2,844
                                                   --------
 SHARES
---------
            COMMON STOCKS -- 61.9%
            AEROSPACE AND DEFENSE -- 0.8%
   2,400    Alliant Techsystems Inc.(!)..........       197
  28,100    Boeing Company.......................     1,771
  14,100    Northrop Grumman Corporation.........     1,281
                                                   --------
                                                      3,249
                                                   --------
            AIRLINES -- 0.2%
  12,300    Delta Air Lines, Inc. ...............       546
   1,500    Forward Air Corporation(!)...........        53
   1,800    Northwest Airlines Corporation(!)....        44
                                                   --------
                                                        643
                                                   --------
            APPAREL AND TEXTILES -- 0.2%
     800    Columbia Sportswear Company(!).......        37
   3,200    Jones Apparel Group, Inc.(!).........        85
   1,050    Kenneth Cole Productions, Inc........        37
   9,500    Liz Claiborne Inc....................       365
   2,800    Reebok International, Ltd.(!)........        53
   1,700    Timberland Company, Class A..........        70
                                                   --------
                                                        647
                                                   --------
            AUTOMOTIVE -- 0.7%
   5,475    ArvinMeritor, Inc. ..................        80
   2,600    Copart, Inc. ........................        36
  67,042    Ford Motor Company(!)................     1,696
  12,825    General Motors Corporation...........       834
   1,100    Gentex Corporation(!)................        28
   4,050    Lear Corporation(!)..................        83
   2,100    Mascotech, Inc. .....................        35
   2,200    Oshkosh Truck Corporation............        85

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
   1,800    Superior Industries International....  $     54
   2,300    Tower Automotive Inc.(!).............        22
                                                   --------
                                                      2,953
                                                   --------
            BEVERAGES -- 1.2%
     800    Adolph Coors Company, Class B........        51
  50,600    Anheuser-Busch Companies, Inc. ......     2,140
  14,500    Coca-Cola Company....................       799
   2,500    Constellation Brands, Inc.(!)........       136
  46,300    PepsiCo, Inc. .......................     2,130
                                                   --------
                                                      5,256
                                                   --------
            BROADCASTING AND CABLE -- 1.6%
   2,200    Hispanic Broadcasting Corporation....        61
  25,000    Time Warner Inc. ....................     1,956
   5,200    Univision Communications, Inc. ......       194
  40,067    Viacom Inc., Class B(!)..............     2,345
  51,300    Walt Disney Company..................     1,962
   2,650    Westwood One, Inc. ..................        57
                                                   --------
                                                      6,575
                                                   --------
            CHEMICALS -- BASIC -- 0.6%
  11,500    Air Products & Chemicals Inc. .......       414
   9,393    E.I. duPont de Nemours and Company...       389
   9,600    Eastman Chemical Company.............       355
  16,700    Praxair Inc. ........................       624
  15,400    Union Carbide Corporation............       581
                                                   --------
                                                      2,363
                                                   --------
            CHEMICALS -- SPECIALTY -- 0.2%
   6,000    Albemarle Corporation................       121
   3,300    Arch Chemicals Inc. .................        60
   3,600    Cabot Corporation....................       114
   6,200    Cytec Industries Inc.(!).............       208
   1,500    OM Group, Inc. ......................        65
   2,200    Scotts Company, Class A(!)...........        74
                                                   --------
                                                        642
                                                   --------
            COMMERCIAL BANKING -- 4.0%
   4,220    Associated Banc-Corp.................       111
   2,800    Astoria Financial Corporation........       108
  22,762    Chase Manhattan Corporation..........     1,051
 134,566    Citigroup Inc. ......................     7,274
   4,100    City National Corporation............       158
   4,500    Cullen Frost Bankers Inc. ...........       146
  10,900    Dime Bancorp, Inc. ..................       235
   2,600    Downey Financial Corporation.........       103
   2,100    First Midwest Bancorp, Inc. .........        56
   2,300    First Virginia Banks Inc. ...........        98
   5,900    FirstFed Financial Corporation(!)....       136
  63,943    FleetBoston Financial Corporation....     2,494
   5,100    Hibernia Corporation.................        62
   2,600    Hudson United Bancorp................        72
   5,300    J.P. Morgan & Company Inc. ..........       866
   1,700    MAF Bancorp Inc. ....................        42
  33,900    Mellon Financial Corporation.........     1,572
   3,000    Mercantile Bankshares Corporation....       109
   2,800    National Commerce Bancorp............        56
   9,600    North Fork Bancorporation, Inc. .....       208
  19,200    PNC Bank Corporation.................     1,248
   1,800    Silicon Valley Bancshares............       105

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
   2,300    Southwest Bancorp of Texas(!)........  $     75
   5,100    TCF Financial Corporation............       192
   2,000    Whitney Holding Corporation..........        73
                                                   --------
                                                     16,650
                                                   --------
            COMMERCIAL SERVICES -- 0.6%
   1,200    Administaff, Inc.(!).................        91
   2,800    ADVO Inc.(!).........................        92
   1,800    Apollo Group Inc., Class A(!)........        72
   2,900    Catalina Marketing Corporation.......       109
   1,500    ChoicePoint Inc. ....................        69
   1,900    Cintas Corporation...................        83
   4,300    Comdisco, Inc. ......................        82
   3,900    eLoyalty Corporation(!)..............        50
   1,000    F.Y.I. Incorporated(!)...............        37
   3,900    Fiserv, Inc.(!)......................       233
   1,200    Heidrick & Struggles International,
              Inc.(!)............................        62
     600    Learning Tree International,
              Inc.(!)............................        29
   3,100    Manpower Inc. .......................        99
   8,500    Omnicom Group Inc. ..................       619
   1,700    Quanta Services, Inc.(!).............        47
   2,100    Rent-A-Center, Inc.(!)...............        73
   5,200    Robert Half International Inc. ......       180
   1,000    SCP Pool Corporation.................        30
   1,800    SEI Investment Company...............       127
     800    Startek, Inc.(!).....................        23
   1,100    Teletech Holdings Inc.(!)............        27
   2,400    Tetra Tech Inc.(!)...................        69
   4,300    True North Communications............       154
   2,700    Viad Corporation.....................        72
                                                   --------
                                                      2,529
                                                   --------
            COMPUTER SERVICES -- 1.1%
  37,100    America Online Inc. .................     1,995
  19,100    Automatic Data Processing Inc. ......     1,277
   2,000    CSG Systems International, Inc.(!)...        58
     600    Fair, Issac and Company Inc. ........        26
   3,600    MarchFirst, Inc.(!)..................        56
  14,100    Paychex, Inc. .......................       740
   3,600    Sapient Corporation..................       146
   3,100    Sungard Data Systems, Inc.(!)........       133
                                                   --------
                                                      4,431
                                                   --------
            COMPUTERS AND OFFICE EQUIPMENT -- 4.5%
  22,300    Apple Computer Inc. .................       574
   3,150    Avocent Corporation(!)...............       174
  45,700    Dell Computer Corporation(!).........     1,408
  49,000    EMC Corporation......................     4,856
  20,600    Hewlett-Packard Company..............     1,998
  11,000    International Business Machines
              Corporation........................     1,238
  23,000    Jabil Circuit, Inc. .................     1,305
   8,600    NCR Corporation(!)...................       325
   9,200    Network Appliance, Inc. .............     1,172
   7,000    Palm, Inc.(!)........................       371
   3,400    PerkinElmer, Inc. ...................       355
   1,000    Radisys Corporation(!)...............        51
   4,500    Sanmina Corporation..................       421
   9,000    Solectron Corporation................       415
  37,850    Sun Microsystems, Inc. ..............     4,418
   2,587    Symbol Technologies, Inc. ...........        93

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT --
            (CONTINUED)
   2,100    Tech Data Corporation(!).............  $     90
     400    Tektronix, Inc. .....................        31
   1,700    Zebra Technologies Corporation(!)....        82
                                                   --------
                                                     19,377
                                                   --------
            CONGLOMERATES -- 1.2%
  14,200    Dover Corporation....................       667
   1,800    Dycom Industries, Inc. ..............        75
     900    Insituform Technologies Inc., Class
              A(!)...............................        30
     500    SPX Corporation(!)...................        71
  10,200    Textron Inc. ........................       470
   1,000    The Shaw Group Inc.(!)...............        71
  40,200    Tyco International Ltd. .............     2,085
  25,525    United Technologies Corporation......     1,768
                                                   --------
                                                      5,237
                                                   --------
            CONSUMER CREDIT AND MORTGAGES -- 1.1%
  18,000    American Express Company.............     1,094
  29,200    Fannie Mae...........................     2,088
   2,500    Greenpoint Financial Corporation.....        74
  23,200    MBNA Corporation.....................       893
   2,000    Metris Companies Inc. ...............        79
   2,600    Providian Financial Corporation......       330
                                                   --------
                                                      4,558
                                                   --------
            DEPARTMENT AND DISCOUNT STORES -- 1.4%
  10,100    Kohls Corporation....................       583
  22,600    Sears, Roebuck and Company...........       733
  91,200    Wal-Mart Stores, Inc. ...............     4,388
                                                   --------
                                                      5,704
                                                   --------
            DIVERSIFIED ELECTRONICS -- 0.1%
   2,200    Aeroflex, Inc. ......................       107
   2,300    Anixter International Inc.(!)........        67
   2,000    Harman International Industries......        78
   1,200    Helix Technology Corporation.........        36
   1,900    Kent Electronics Corporation(!)......        45
   2,700    Waters Corporation...................       241
                                                   --------
                                                        574
                                                   --------
            DIVERSIFIED MANUFACTURING -- 2.4%
   2,800    Belden Inc. .........................        66
 164,000    General Electric Company.............     9,461
   3,000    Harsco Corporation...................        66
   2,000    Nordson Corporation..................        57
   3,600    Plexus Corporation...................       254
                                                   --------
                                                      9,904
                                                   --------
            ELECTRIC POWER -- NON NUCLEAR -- 1.9%
   4,500    Allegheny Energy, Inc. ..............       172
   4,100    Allete(!)............................        91
   3,800    Calpine Corporation..................       397
   6,800    Conectiv, Inc. ......................       122
  15,100    Duke Energy Corporation..............     1,295
   7,200    Dynegy Inc. .........................       410
   6,600    Energy East Corporation..............       149
  18,500    FPL Group Inc. ......................     1,216
   2,200    Idacorp, Inc. .......................       102
   2,610    NSTAR................................       105
  26,300    PECO Energy Company..................     1,592
   2,100    Pinnacle West Capital Corporation....       107

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR --
            (CONTINUED)
   5,400    Public Service Company of New
              Mexico.............................  $    140
   5,200    TECO Energy, Inc. ...................       150
   1,800    The Montana Power Company............        60
   1,700    UIL Holdings Corporation.............        87
  25,400    Unicom Corporation...................     1,427
   3,400    UniSource Energy Corporation.........        56
   5,300    UtiliCorp United Inc. ...............       137
                                                   --------
                                                      7,815
                                                   --------
            ELECTRICAL EQUIPMENT -- 0.1%
   1,900    AMETEK, Inc. ........................        40
   2,500    C&D Technologies, Inc. ..............       142
   2,000    Littelfuse, Inc.(!)..................        59
     700    Park Electrochemical Corporation.....        39
                                                   --------
                                                        280
                                                   --------
            EXPLORATION AND PRODUCTION -- 0.0%+
   1,700    Stone Energy Corporation(!)..........        94
                                                   --------
            FINANCE -- MISCELLANEOUS -- 0.1%
   6,800    AmeriCredit Corporation(!)...........       196
   6,500    Concord EFS, Inc.(!).................       231
                                                   --------
                                                        427
                                                   --------
            FOOD AND DRUG STORES -- 0.3%
   3,000    Casey's General Stores, Inc. ........        39
  20,600    Safeway, Inc.(!).....................       961
   1,800    Whole Foods Market Inc.(!)...........        97
                                                   --------
                                                      1,097
                                                   --------
            FOOD PRODUCTS -- 1.0%
   5,000    Bestfoods............................       364
  40,000    ConAgra Inc. ........................       803
   1,391    Hain Celestial Group, Inc.(!)........        49
   3,500    McCormick and Company, Inc. .........       104
   2,400    Michael Foods Inc. ..................        56
   6,500    Nabisco Group Holdings Corporation...       185
   2,600    Performance Food Group Company(!)....        98
  11,400    Quaker Oats Company..................       901
   7,500    Smithfield Foods Inc.(!).............       197
   2,800    Suiza Foods Corporation(!)...........       142
  18,200    SYSCO Corporation....................       843
   9,600    Unilever NV, ADR.....................       463
                                                   --------
                                                      4,205
                                                   --------
            HEALTH SERVICES -- 0.4%
   2,400    Cerner Corporation(!)................       111
   3,000    Coventry Health Care Inc.(!).........        45
   1,100    Express Scripts Inc., Class A(!).....        79
   1,300    Invacare Corporation.................        42
   3,600    Lincare Holdings Inc.(!).............       103
   2,900    Orthodontic Centers of America(!)....        97
     500    Quest Diagnostics Inc.(!)............        57
   5,300    Trigon Healthcare, Inc.(!)...........       279
   8,900    UnitedHealth Group Inc.(!)...........       880
   1,400    Universal Health Services Inc., Class
              B(!)...............................       120
     750    Wellpoint Health Networks Inc.(!)....        72
                                                   --------
                                                      1,885
                                                   --------
            HEAVY MACHINERY -- 0.3%
   2,700    Briggs & Stratton Corporation........       102
  13,500    Deere & Company......................       449

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            HEAVY MACHINERY -- (CONTINUED)
   6,400    JLG Industries Inc. .................  $     78
  16,500    Parker Hannifin Corporation..........       557
   1,500    Toro Company.........................        47
                                                   --------
                                                      1,233
                                                   --------
            HOUSEHOLD PRODUCTS -- 0.8%
  18,700    Avon Products, Inc. .................       764
   1,500    Blyth Industries, Inc. ..............        35
   4,400    Church & Dwight Company, Inc. .......        81
   8,700    Colgate-Palmolive Company............       411
  28,100    Kimberly-Clark Corporation...........     1,569
  13,100    The Clorox Company...................       518
                                                   --------
                                                      3,378
                                                   --------
            HOUSING AND FURNISHING -- 0.2%
   3,500    American Standard Companies Inc.(!)..       156
   4,796    D.R. Horton Inc. ....................        82
   1,500    Lennar Corporation...................        45
   4,100    M.D.C. Holdings, Inc. ...............       107
   5,200    Mohawk Industries Inc.(!)............       113
   3,800    Pulte Corporation....................       125
   1,400    Salton, Inc.(!)......................        45
   3,700    The Ryland Group, Inc. ..............       115
   1,800    Toll Brothers, Inc.(!)...............        62
                                                   --------
                                                        850
                                                   --------
            INSURANCE -- 2.3%
  19,500    American General Corporation.........     1,521
  15,150    American International Group,
              Inc. ..............................     1,450
   1,300    Arthur J. Gallagher & Company........        77
  18,400    AXA Financial, Inc. .................       937
   8,000    CIGNA Corporation....................       835
   1,696    Delphi Financial Group Inc., Class
              A..................................        69
   3,600    Everest Re Group Ltd. ...............       178
   2,900    Fidelity National Financial, Inc. ...        72
  30,700    Hartford Financial Services Group,
              Inc. ..............................     2,240
  28,500    MGIC Investment Corporation..........     1,742
   7,500    Old Republic International
              Corporation........................       180
   2,700    PMI Group, Inc. .....................       183
   2,400    Radian Group Inc. ...................       162
   1,600    Renaissance Re Holdings Ltd. ........       102
                                                   --------
                                                      9,748
                                                   --------
            INTEGRATED OIL -- 2.9%
   2,200    AGL Resources Inc. ..................        44
  16,600    Apache Corporation...................       981
  29,000    Chevron Corporation..................     2,472
   2,100    EOG Resources, Inc. .................        82
  78,407    Exxon Mobil Corporation..............     6,988
   1,600    Murphy Oil Corporation...............       104
   2,500    Newfield Exploration Company(!)......       117
  30,700    Occidental Petroleum Corporation.....       670
   3,200    Pogo Producing Company...............        81
   3,200    Ultramar Diamond Shamrock
              Corporation........................        81
  23,475    USX-Marathon Group Inc. .............       666
   5,500    Vintage Petroleum, Inc. .............       125
                                                   --------
                                                     12,411
                                                   --------
            INVESTMENT SERVICES -- 2.1%
   2,800    A.G. Edwards, Inc. ..................       146
     400    Dain Rauscher Corporation............        37

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
   2,000    Eaton Vance Corporation..............  $    102
   1,100    Jefferies Group, Inc. ...............        30
   1,900    Legg Mason Inc. .....................       110
  14,300    Lehman Brothers Holdings Inc. .......     2,113
  23,000    Merrill Lynch & Company Inc. ........     1,518
  27,500    Morgan Stanley Dean Witter &
              Company............................     2,515
   1,600    Raymond James Financial, Inc. .......        53
  15,300    State Street Corporation.............     1,989
   2,900    Waddell & Reed Financial, Inc. ......        90
                                                   --------
                                                      8,703
                                                   --------
            LODGING AND RECREATION -- 0.4%
   3,500    Aztar Corporation(!).................        54
   4,050    Brunswick Corporation................        74
   4,000    Darden Restaurants Inc. .............        83
  18,100    Harley-Davidson Inc. ................       867
  12,400    Marriott International Inc., Class
              A..................................       452
   1,500    MeriStar Hospitality Corporation.....        30
   9,900    Park Place Entertainment
              Corporation(!).....................       150
   2,200    Polaris Industries Inc. .............        78
     700    Sabre Holdings Corporation(!)........        20
   2,900    Winnebago Industries.................        36
                                                   --------
                                                      1,844
                                                   --------
            MEDICAL DEVICES AND SUPPLIES -- 2.0%
   2,000    ADAC Laboratories Designs(!).........        42
  14,800    Baxter International Inc. ...........     1,181
   1,900    Beckman Coulter, Inc. ...............       147
  26,850    Biomet, Inc. ........................       940
   1,400    C.R. Bard, Inc. .....................        59
  17,000    Cardinal Health, Inc. ...............     1,499
   1,100    Coherent Inc.(!).....................        75
   2,500    Cooper Companies Inc. ...............        88
   2,500    Datascope Corporation................        84
     800    Diagnostic Products Corporation......        43
  30,300    Johnson & Johnson....................     2,846
   2,600    Minimed Inc. ........................       232
   7,100    PE Corp-PE Biosystems Group..........       827
   1,337    Priority Healthcare Corporation(!)...       102
   1,900    Respironics, Inc.(!).................        32
   1,900    Stryker Corporation..................        82
   1,000    Techne Corporation(!)................       112
   1,800    Varian Medical Systems, Inc.(!)......        81
                                                   --------
                                                      8,472
                                                   --------
            METALS AND MINING -- 0.3%
   6,200    AK Steel Holding Corporation.........        58
  15,200    Barrick Gold Corporation.............       232
   2,100    Carpenter Technology Corporation.....        61
     700    Mueller Industries Inc.(!)...........        16
   2,800    Precision Castparts Corporation......       107
   1,400    Quanex Corporation...................        27
   3,700    Reliance Steel & Aluminum Company....        78
   2,200    Texas Industries Inc. ...............        70
  28,000    USX U.S. Steel Group Inc. ...........       425
                                                   --------
                                                      1,074
                                                   --------
            NATURAL GAS DISTRIBUTION -- 0.7%
  23,300    Coastal Corporation..................     1,727
   5,100    Energen Corporation..................       152

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            NATURAL GAS DISTRIBUTION -- (CONTINUED)
   8,200    Enron Corporation....................  $    719
   2,200    Equitable Resources Inc. ............       139
   3,650    KeySpan Corporation..................       146
   3,100    Northwest Natural Gas Company........        71
                                                   --------
                                                      2,954
                                                   --------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 4.3%
   1,300    Adaptive Broadband Corporation.......        25
     200    ADC Telecommunications, Inc. ........         5
   2,400    ADTRAN, Inc.(!)......................       102
     800    Advanced Fibre Communications,
              Inc.(!)............................        30
   2,000    Brocade Communications Systems,
              Inc. ..............................       472
     700    Brooktrout Inc.(!)...................        23
   1,800    C-COR Electronics....................        28
   2,850    Cable Design Technologies
              Corporation........................        69
   4,400    CIENA Corporation....................       540
 145,100    Cisco Systems, Inc. .................     8,017
   6,300    Comverse Technology, Inc. ...........       680
   8,500    Corning Inc. ........................     2,525
   2,600    DMC Stratex Networks, Inc.(!)........        42
   1,500    Foundry Networks, Inc. ..............       100
   9,200    JDS Uniphase Corporation.............       871
   1,800    Juniper Networks, Inc. ..............       394
  57,700    Nortel Networks Corporation..........     3,437
   3,000    Plantronics Inc. ....................       114
   2,600    Polycom, Inc. .......................       174
   2,800    Powerwave Technologies, Inc. ........       106
   1,000    Proxim, Inc. ........................        45
     700    Rainbow Technologies, Inc.(!)........        25
  12,200    Scientific-Atlanta, Inc. ............       776
     900    Terayon Communication Systems,
              Inc. ..............................        31
     800    ViaSat Inc. .........................        18
   1,300    Westell Technologies, Inc.(!)........        17
                                                   --------
                                                     18,666
                                                   --------
            OILFIELD SERVICES -- 0.7%
  24,050    ENSCO International Inc. ............       921
   3,500    Helmerich & Payne, Inc. .............       126
   4,000    Hughes Supply Inc. ..................        78
   4,800    Noble Drilling Corporation(!)........       241
   5,300    Offshore Logistics Inc.(!)...........        95
  10,100    Schlumberger Ltd. ...................       831
   2,600    Smith International, Inc.(!).........       212
     900    Swift Energy Company(!)..............        37
   1,800    UTI Energy Corporation(!)............        80
   2,200    Varco International, Inc.(!).........        46
   4,200    Weatherford International, Inc.(!)...       181
                                                   --------
                                                      2,848
                                                   --------
            PACKAGING AND CONTAINERS -- 0.0%+
   1,300    AptarGroup Inc. .....................        31
                                                   --------
            PAPER AND FOREST PRODUCTS -- 0.3%
  12,600    Bowater Incorporated.................       585
   3,100    Buckeye Technologies Inc.(!).........        64
   1,600    Georgia - Pacific Corporation (Timber
              Group).............................        43
   5,304    International Paper Company..........       152

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            PAPER AND FOREST PRODUCTS --
            (CONTINUED)
   3,600    United Stationers Inc.(!)............  $     97
   7,400    Weyerhaeuser Company.................       299
                                                   --------
                                                      1,240
                                                   --------
            PHARMACEUTICALS -- 4.8%
  13,000    Allergan, Inc. ......................     1,098
   1,900    Alpharma Inc., Class A...............       116
  18,300    Amgen Inc. ..........................     1,278
   1,500    Barr Laboratories, Inc. .............        99
   3,666    Bindley Western Industries...........       117
   7,200    Biogen, Inc.(!)......................       439
  41,500    Bristol-Myers Squibb Company.........     2,370
   1,200    Cephalon, Inc.(!)....................        58
   5,500    Chiron Corporation(!)................       248
   2,300    COR Therapeutics, Inc. ..............       143
   2,100    Dura Pharmaceuticals Inc.(!).........        74
   7,100    Eli Lilly and Company................       576
     200    Enzo Biochem, Inc.(!)................        10
   2,700    Forest Laboratories, Inc.(!).........       310
   2,800    Genzyme Corporation(!)...............       191
   1,200    Gilead Sciences, Inc.(!).............       132
   1,900    ICN Pharmaceuticals Incorporated.....        63
     900    IDEC Pharmaceuticals Corporation.....       158
   2,000    Incyte Pharmaceuticals, Inc. ........        82
   2,350    IVAX Corporation.....................       108
       1    King Pharmaceuticals, Inc.(!)++......         0
   2,000    Medicis Pharmaceutical Corporation,
              Class A(!).........................       123
  58,400    Merck & Company, Inc. ...............     4,346
   1,300    Millennium Pharmaceuticals, Inc. ....       190
   3,100    NBTY, Inc.(!)........................        20
     600    Noven Pharmaceuticals, Inc.(!).......        26
 119,800    Pfizer Inc. .........................     5,383
     700    Protein Design Labs, Inc. ...........        84
   1,000    Regeneron Pharmaceuticals, Inc.(!)...        33
  49,700    Schering-Plough Corporation..........     2,311
     200    Sepracor Inc.(!).....................        25
   1,400    Syncor International Corporation.....        52
   2,200    Vertex Pharmaceuticals, Inc. ........       186
                                                   --------
                                                     20,449
                                                   --------
            PUBLISHING AND ADVERTISING -- 0.4%
   1,000    Harcourt General Inc. ...............        59
   1,600    Harte-Hanks, Inc. ...................        44
   1,700    John H. Harland Company..............        26
  12,700    McGraw-Hill Companies, Inc. .........       807
  12,300    New York Times Company, Class A......       484
   1,200    Penton Media Inc. ...................        33
   4,250    Readers Digest Association, Inc. ....       150
   2,100    Scholastic Corporation(!)............       167
      38    The Washington Post Company..........        20
                                                   --------
                                                      1,790
                                                   --------
            RAILROADS, TRUCKING AND SHIPPING -- 0.3%
   3,500    American Freightways Corporation(!)..        56
   4,500    Arkansas Best Corporation(!).........        69
   1,500    C.H. Robinson Worldwide, Inc. .......        85
   1,600    CNF Transportation Inc. .............        36
   2,400    Expeditors International of
              Washington, Inc. ..................       108

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING --
            (CONTINUED)
   2,300    GATX Corporation.....................  $     96
   1,800    Heartland Express Inc.(!)............        31
   2,600    Kirby Corporation(!).................        51
   3,600    Roadway Express, Inc. ...............        65
  15,600    Union Pacific Corporation............       606
                                                   --------
                                                      1,203
                                                   --------
            RESTAURANTS -- 0.2%
   3,800    Brinker International, Inc.(!).......       114
   3,800    CEC Entertainment Inc.(!)............       122
   4,500    Jack in the Box Inc.(!)..............        96
   5,500    Ruby Tuesday Inc. ...................        62
  16,000    Starbucks Corporation(!).............       641
                                                   --------
                                                      1,035
                                                   --------
            SEMICONDUCTORS -- 3.8%
   1,900    Actel Corporation(!).................        68
   3,000    Alliance Semiconductor
              Corporation(!).....................        60
   2,500    Alpha Industries, Inc. ..............        85
  14,500    Altera Corporation...................       692
  13,100    Analog Devices, Inc. ................     1,082
  22,900    Applied Materials, Inc. .............     1,357
   1,700    Applied Micro Circuits
              Corporation(!).....................       352
   2,900    Arrow Electronics, Inc.(!)...........        99
   4,800    Atmel Corporation....................        73
   2,200    Avnet, Inc. .........................        62
   5,500    Broadcom Corporation, Class A........     1,341
   2,000    Cognex Corporation(!)................        79
   1,300    Credence Systems Corporation.........        39
   3,600    Cypress Semiconductor
              Corporation(!).....................       150
   2,900    Dallas Semiconductor Corporation.....        95
   1,600    Electro Scientific Industries,
              Inc. ..............................        56
   2,100    General Semiconductor, Inc.(!).......        26
  78,650    Intel Corporation....................     3,268
   3,300    Intergrated Device Technology,
              Inc.(!)............................       299
   2,400    International Rectifier
              Corporation(!).....................       121
   4,400    KEMET Corporation....................       122
   6,900    KLA-Tencor Corporation...............       284
     700    Lattice Semiconductor
              Corporation(!).....................        38
   7,600    Linear Technology Corporation........       492
   1,300    Micrel Inc. .........................        87
   4,725    Microchip Technology Inc. ...........       156
  14,000    Micron Technology, Inc. .............       644
   7,500    National Semiconductor
              Corporation(!).....................       302
   2,200    Nvidia Corporation...................       180
   2,300    PMC - Sierra, Inc. ..................       495
   1,700    QLogic Corporation...................       150
   1,300    Sawtek, Inc.(!)......................        50
   2,075    SDL, Inc. ...........................       642
   1,600    Semtech Corporation..................        69
   2,800    Silicon Valley Group, Inc.(!)........        74
   1,100    Technitrol Inc. .....................       111
   5,900    Teradyne, Inc.(!)....................       207
  29,300    Texas Instruments Inc. ..............     1,382
   2,600    TranSwitch Corporation...............       166
   2,600    TriQuint Semiconductor, Inc. ........        95
   4,350    Vishay Intertechnology, Inc. ........       134
  10,100    Xilinx, Inc. ........................       865
                                                   --------
                                                     16,149
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            SOFTWARE -- 3.9%
   3,600    Adobe Systems Inc. ..................  $    559
   1,000    Affiliated Computer Services,
              Inc.(!)............................        50
   1,800    Aspen Technology, Inc.(!)............        81
   2,300    Avid Technology, Inc.(!).............        32
   2,750    BroadVision, Inc. ...................        71
   7,200    Cadence Design Systems, Inc.(!)......       185
   2,550    Dendrite International, Inc. ........        68
   2,800    DST Systems, Inc.(!).................       329
   1,600    Electronic Arts Inc. ................        79
   1,800    FileNET Corporation(!)...............        33
  16,775    First Data Corporation...............       655
     900    HNC Software Inc.(!).................        74
   1,600    Hyperion Solutions Corporation(!)....        41
  11,300    Intuit Inc. .........................       644
     800    J.D.Edwards and Company(!)...........        21
   2,000    Jack Henry & Associates..............        87
   1,200    Macromedia Inc.(!)...................        97
     300    Mercury Interactive Corporation......        47
  83,400    Microsoft Corporation(!).............     5,029
   1,400    National Instruments Corporation(!)..        62
  58,400    Oracle Corporation...................     4,598
   1,000    Project Software & Development,
              Inc. ..............................        16
   4,200    Rational Software Corporation........       291
   2,000    RSA Security Inc.(!).................        86
   6,200    Siebel Systems, Inc. ................       690
   5,500    Sybase, Inc.(!)......................       127
   2,250    Symantec Corporation(!)..............        99
   1,300    The BISYS Group, Inc.(!).............       101
   2,100    Veritas DGC Inc.(!)..................        61
   6,900    VERITAS Software Corporation.........       980
   1,700    Verity, Inc. ........................        61
  11,300    Yahoo! Inc. .........................     1,028
                                                   --------
                                                     16,382
                                                   --------
            SPECIALTY STORES -- 1.5%
   3,700    Abercrombie & Fitch Company(!).......        71
  23,600    Bed Bath & Beyond, Inc. .............       576
  13,100    Best Buy Company, Inc.(!)............       833
   3,700    BJ's Wholesale Club, Inc.(!).........       126
   3,000    CDW Computer Centers, Inc. ..........       207
   2,100    Cost Plus, Inc.(!)...................        63
   1,700    Dollar Tree Stores, Inc. ............        69
   1,600    Dress Barn Inc.(!)...................        34
   1,400    Footstar Inc.(!).....................        45
  37,750    Home Depot Inc. .....................     2,002
   1,500    Insight Enterprises Inc. ............        41
  41,200    Limited Inc. ........................       909
   2,500    Linens 'N Things Inc.(!).............        64
   1,600    Michaels Stores Inc.(!)..............        64
   4,600    Pier 1 Imports Inc. .................        62
   1,600    Talbots, Inc. .......................       106
   6,200    The Men's Wearhouse Inc.(!)..........       176
  20,900    Tiffany & Company....................       806
   2,700    Zale Corporation(!)..................        88
                                                   --------
                                                      6,342
                                                   --------
            TELECOMMUNICATIONS SERVICES -- 3.6%
  67,350    BellSouth Corporation................     2,711
   2,500    Broadwing Inc.(!)....................        64

                                                    VALUE
 SHARES                                             (000)
-----------------------------------------------------------
            TELECOMMUNICATIONS SERVICES --
            (CONTINUED)
  14,800    Nextel Communications, Inc. .........  $    692
  49,300    Qwest Communications International,
              Inc.(!)............................     2,369
  79,966    SBC Communications Inc. .............     3,999
   3,500    TALK.com, Inc.(!)....................        15
   1,600    Telephone and Data Systems, Inc. ....       177
  49,239    Verizon Communications...............     2,385
  85,286    WorldCom, Inc.(!)....................     2,591
                                                   --------
                                                     15,003
                                                   --------
            TOBACCO -- 0.4%
  49,600    Philip Morris Companies Inc. ........     1,460
   2,200    R.J. Reynolds Tobacco Holdings,
              Inc. ..............................        71
                                                   --------
                                                      1,531
                                                   --------
            UTILITIES -- MISCELLANEOUS -- 0.0%+
   1,800    Philadelphia Suburban Corporation....        42
                                                   --------
            TOTAL COMMON STOCKS
              (Cost $194,715)....................   260,473
                                                   --------
            CONVERTIBLE PREFERRED STOCKS -- 0.1%
                (Cost $245)
            PACKAGING AND CONTAINERS -- 0.1%
   4,845    Sealed Air Corporation...............       218
                                                   --------
PRINCIPAL
 AMOUNT
 (000)
---------
            CORPORATE BONDS AND NOTES -- 14.8%
            AEROSPACE AND DEFENSE -- 0.4%
$  1,770    Raytheon Company,
              7.900% 03/01/03(-).................     1,800
                                                   --------
            AUTOMOTIVE -- 0.3%
   1,200    Delphi Automotive Systems
              Corporation,
              6.125% 05/01/04....................     1,145
                                                   --------
            BEVERAGES -- 0.2%
   1,035    Pepsi Bottling Holdings, Inc.,
              5.375% 02/17/04(-).................       987
                                                   --------
            BROADCASTING AND CABLE -- 1.3%
   1,150    British Sky Broadcasting Group plc,
              6.875% 02/23/09....................       998
   1,750    Clear Channel Communications, Inc.,
              7.875% 06/15/05....................     1,785
   1,200    Cox Radio, Inc.,
              6.250% 05/15/03....................     1,172
   1,500    USA Networks, Inc.,
              6.750% 11/15/05....................     1,459
                                                   --------
                                                      5,414
                                                   --------
            CHEMICALS -- SPECIALTY -- 0.4%
   1,500    Praxair, Inc.,
              6.750% 03/01/03....................     1,487
                                                   --------
            COMMERCIAL BANKING -- 0.7%
   1,425    Chase Manhattan Corporation,
              5.750% 04/15/04....................     1,369
   1,600    First Union Corporation,
              7.550% 08/18/05....................     1,620
                                                   --------
                                                      2,989
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
-----------------------------------------------------------
            COMMERCIAL SERVICES -- 0.4%
$  1,650    Comdisco, Inc.,
              9.500% 08/15/03....................  $  1,662
     260    Xerox Capital Trust I, Gtd. Notes,
              8.000% 02/01/27....................       186
                                                   --------
                                                      1,848
                                                   --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
   1,200    Compaq Computer Corporation,
              7.450% 08/01/02....................     1,205
                                                   --------
            CONGLOMERATES -- 0.2%
   1,000    USA Waste Services Inc.,
              7.000% 07/15/28....................       819
                                                   --------
            CONSUMER CREDIT AND MORTGAGES -- 0.4%
   1,725    Capital One Bank,
              8.250% 06/15/05(++)................     1,751
                                                   --------
            DIVERSIFIED MANUFACTURING -- 0.3%
   1,200    Tyco International Group SA,
              7.000% 06/15/28....................     1,059
                                                   --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.3%
   1,300    Consumers Energy Company,
              6.200% 05/01/03....................     1,237
     135    SCANA Corporation,
              6.050% 01/13/03....................       132
                                                   --------
                                                      1,369
                                                   --------
            ENERGY -- MISCELLANEOUS -- 0.6%
     800    PDV America Inc., Gtd. Sr. Notes,
              7.875% 08/01/03....................       768
   1,650    USX Corporation,
              6.650% 02/01/06....................     1,599
                                                   --------
                                                      2,367
                                                   --------
            FINANCE -- MISCELLANEOUS -- 3.6%
   1,400    Case Credit Corporation,
              6.125% 02/15/03....................     1,295
   1,800    Caterpillar Financial Services
              Corporation,
              6.875% 08/01/04....................     1,780
   1,050    Crown Cork & Seal Financial plc,
              6.750% 12/15/03....................       940
   1,695    Finova Capital Corporation,
              7.250% 11/08/04....................     1,277
   1,500    Ford Motor Credit Company,
              7.600% 08/01/05....................     1,617
   1,060    General Motors Acceptance
              Corporation,
              6.150% 04/05/07....................       991
   1,680    Heller Financial, Inc.,
              6.000% 03/19/04....................     1,617
   1,725    Household Finance Corporation,
              8.000% 05/09/05....................     1,782
   1,200    Newcourt Credit Group Inc.,
              6.875% 02/16/05....................     1,185
   1,250    Paine Webber Group, Inc.,
              6.375% 05/15/04....................     1,220
   1,600    Washington Mutual, Inc.,
              7.500% 08/15/06....................     1,603
                                                   --------
                                                     15,307
                                                   --------

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
-----------------------------------------------------------
            FOOD AND DRUG STORES -- 0.7%
$  1,500    Nabisco Inc.,
              6.125% 02/01/33....................  $  1,438
   1,700    Safeway Inc., Sr. Notes,
              7.250% 09/15/04....................     1,697
                                                   --------
                                                      3,135
                                                   --------
            HEALTH SERVICES -- 0.1%
     215    HCA The Healthcare Corporation,
              8.750% 09/01/10....................       220
                                                   --------
            HEAVY MACHINERY -- 0.3%
   1,500    Thermo Electron Corporation,
              7.625% 10/30/08....................     1,428
                                                   --------
            HOUSING AND FURNISHING -- 0.3%
   1,350    Hanson Overseas B.V.,
              7.375% 01/15/03....................     1,349
                                                   --------
            INSURANCE -- 0.4%
   1,675    American General Finance Corporation,
              7.450% 01/15/05....................     1,692
                                                   --------
            INTEGRATED OIL -- 0.4%
   1,500    Occidental Petroleum Corporation, Sr.
              Notes,
              7.650% 02/15/06....................     1,520
                                                   --------
            INVESTMENT SERVICES -- 1.4%
   1,650    Bear Stearns Companies, Inc.,
              7.800% 08/15/07....................     1,670
   1,300    Lehman Brothers Holdings Inc.,
              6.625% 04/01/04....................     1,274
   1,500    MCN Investment Corporation,
              6.890% 01/15/02....................     1,492
   1,300    Salomon Smith Barney Holdings, Inc.,
              6.250% 05/15/03....................     1,280
                                                   --------
                                                      5,716
                                                   --------
            NATURAL GAS PIPELINES -- 0.8%
   1,815    KN Energy, Inc.,
              6.450% 03/01/03....................     1,782
   1,700    Williams Companies, Inc.,
              6.500% 08/01/06....................     1,631
                                                   --------
                                                      3,413
                                                   --------
            PHARMACEUTICALS -- 0.3%
   1,500    Pharmacia Corporation,
              6.600% 12/01/28....................     1,335
                                                   --------
            TELECOMMUNICATIONS SERVICES -- 0.7%
   1,650    AirTouch Communications, Inc.,
              6.350% 06/01/05....................     1,598
   1,400    MCI Worldcom, Inc.,
              6.400% 08/15/05....................     1,363
      75    Sprint Capital Corporation,
              5.875% 11/15/28....................        65
                                                   --------
                                                      3,026
                                                   --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $63,290).....................    62,381
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
-----------------------------------------------------------
            FOREIGN BONDS AND NOTES -- 1.0%
$  2,275    AT&T Canada Inc.,
              8.680%** 06/15/08(++)..............  $  1,855
   1,000    Banco Latinoamericano,
              7.200% 05/28/02(-)(++).............       983
   1,463    Pemex Finance Ltd.,
              5.720% 11/15/03....................     1,429
      70    Tyco International Group SA,
              6.875% 01/15/29....................        61
                                                   --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $4,403)......................     4,328
                                                   --------
            MORTGAGE-BACKED SECURITIES -- 20.0%
            COMMERCIAL MORTGAGE-BACKED
            SECURITIES -- 7.9%
     750    Commercial Mortgage Acceptance
              Corporation, Series 1999-C1, Class
              A2,
              7.030% 05/15/09....................       743
   1,239    Criimi Mae CMBS Corporation, Series
              1998-1, Class A1,
              5.697% 10/20/01(-).................     1,217
   1,880    CS First Boston Mortgage Securities
              Corporation, Series 1998-C1, Class
              A1B,
              6.480% 05/17/08(++)................     1,806
   2,735    DLJ Commercial Mortgage Corporation,
              Series 1998-CG1, Class A1B,
              6.410% 05/10/08(++)................     2,623
   2,600    DLJ Commercial Mortgage Corporation,
              Series 1999-CG1, Class A1B,
              6.460% 01/10/09(++)................     2,493
   1,000    DLJ Commercial Mortgage Corporation,
              Series 2000-CF1, Class A1B,
              7.620% 05/10/10....................     1,027
   2,300    First Union National Bank Commercial
              Mortgage, Series 1999-C4, Class A2,
              7.390% 11/15/09....................     2,333
   2,650    GMAC Commercial Mortgage Securities
              Inc., Series 1999-C1, Class A2,
              6.175% 05/15/33(++)................     2,485
   2,600    GMAC Commercial Mortgage Securities
              Inc., Series 1999-C2, Class A2,
              6.945% 09/15/33(++)................     2,561
   6,596    JP Morgan Commercial Mortgage Finance
              Corporation, Series 1997-C4, Class
              X, Interest only,
              1.290%** 12/26/28..................       364
   2,750    Mortgage Capital Funding, Inc.,
              Series 1998-MC2, Class A2,
              6.423% 05/18/08(++)................     2,629
   2,050    Nomura Asset Securities Corporation,
              Series 1998-D6, Class A1B,
              6.590% 03/17/28(++)................     1,990
   2,000    PNC Mortgage Acceptance Corporation,
              Series 1999-CM1, Class A1B,
              7.330% 10/10/09....................     2,018
   1,750    Prudential Securities Secured
              Financing Corporation, Series
              1999-C2, Class A2,
              7.193% 04/15/09....................     1,753

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
-----------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED
              SECURITIES -- (CONTINUED)
$  2,715    Prudential Securities Secured
              Financing Corporation, Series
              1999-NRF1, Class A2,
              6.480% 01/15/09(++)................  $  2,601
   1,715    Salomon Brothers Mortgage Securities,
              Series 2000-C1, Class A2,
              7.520% 12/18/09....................     1,748
   1,600    Salomon Brothers Mortgage Securities,
              Series 2000-C2, Class A2,
              7.455% 04/18/10....................     1,623
     168    Salomon Brothers Mortgage Securities,
              Series 2000-NL1, Class A1,
              6.601% 04/15/08(-).................       165
  42,911    Vendee Mortgage Trust, Series 1998-1,
              Class 2, IO,
              .453%(--) 09/15/27(++).............       748
  46,495    Vendee Mortgage Trust, Series 1998-3,
              Class 1, IO,
              .314%(--) 03/15/29(++).............       608
                                                   --------
                                                     33,535
                                                   --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION
              (FHLMC) CERTIFICATES -- 1.9%
      64    8.000% 01/01/04......................        65
     400    6.500% 04/01/09......................       397
   1,554    6.500% 07/01/10......................     1,533
   2,909    6.500% 06/01/14......................     2,853
       7    10.500% 04/01/19.....................         8
   3,070    7.000% 10/01/29......................     3,006
                                                   --------
                                                      7,862
                                                   --------
            FEDERAL HOUSING AUTHORITY
              (FHA) CERTIFICATES -- 0.5%
     275    7.000% 01/15/27......................       271
     593    6.750% 01/01/40......................       558
     419    7.000% 01/01/40......................       400
     287    6.850% 02/01/40......................       271
     640    6.530% 10/01/40......................       592
                                                   --------
                                                      2,092
                                                   --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) CERTIFICATES -- 7.5%
     191    6.500% 01/01/06......................       188
     174    6.500% 10/01/10......................       172
     440    7.500% 10/01/11......................       444
   1,974    6.500% 02/01/13......................     1,941
     430    10.000% 09/01/18.....................       460
   5,081    6.500% 12/01/27(++)..................     4,883
   2,574    7.000% 05/01/28......................     2,524
   2,459    7.000% 08/01/28(++)..................     2,415
     180    6.000% 02/01/29......................       168
     691    6.500% 02/01/29......................       663
   3,174    7.000% 10/01/29(++)..................     3,110
   6,493    8.000% 11/01/29(++)..................     6,583
   7,794    6.500% 05/01/30......................     7,487
     529    7.354%(--) 08/01/36..................       544
                                                   --------
                                                     31,582
                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
-----------------------------------------------------------
            GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION (GNMA)
              CERTIFICATES -- 1.8%
$    802    6.750% 09/15/01......................  $    759
     410    6.600% 11/15/01......................       383
      15    10.000% 02/15/16.....................        16
     124    9.000% 10/15/19......................       129
      97    9.000% 11/15/19......................       101
     468    9.000% 12/15/19......................       489
     151    9.000% 01/15/20......................       157
   1,934    8.000% 07/15/27(++)..................     1,969
     336    8.000% 09/15/27......................       343
     192    7.000% 11/15/27......................       189
      90    8.000% 04/15/28......................        91
   2,592    8.000% 06/15/28(++)..................     2,639
     305    6.550% 03/15/40......................       285
                                                   --------
                                                      7,550
                                                   --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
              (GNMA) CERTIFICATES -- 0.4%
     494    6.650% 01/15/34......................       469
   1,193    7.375% 10/15/34......................     1,187
                                                   --------
                                                      1,656
                                                   --------
            TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $85,189)...................    84,277
                                                   --------
            U.S. TREASURY OBLIGATIONS -- 1.4%
            U.S. TREASURY STRIPS -- 1.4%
   1,250    Interest only 05/15/20...............       381
  14,885    Principal only 11/15/21..............     4,154
   6,000    Principal only 02/15/27..............     1,259
                                                   --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $5,483)......................     5,794
                                                   --------

 SHARES                                            VALUE
 (000)                                             (000)
----------------------------------------------------------
           INVESTMENT COMPANIES -- 0.0%+
             (Cost $11)
      11   Nations Cash Reserves#..............   $     11
                                                  --------
           TOTAL INVESTMENTS
             (Cost $356,206*)..........   99.9%    420,326
                                                  --------
           OTHER ASSETS AND
             LIABILITIES (NET).........    0.1%
           Receivable for investment securities
             sold..............................   $  2,140
           Receivable for Fund shares sold.....        415
           Dividends receivable................        205
           Interest receivable.................      1,585
           Receivable for variation margin.....         36
           Variation margin/due to broker......        (28)
           Payable for Fund shares redeemed....       (709)
           Investment advisory fee payable.....       (228)
           Administration fee payable..........        (81)
           Shareholder servicing and
             distribution
             fees payable......................
                                                      (162)
           Due to custodian....................        (98)
           Payable for investment securities
             purchased.........................     (2,373)
           Accrued Trustees' fees and
             expenses..........................        (16)
           Accrued expenses and other
             liabilities.......................       (115)
                                                  --------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET).............................        571
                                                  --------
           NET ASSETS..................  100.0%   $420,897
                                                  ========
           NET ASSETS CONSIST OF:
           Undistributed net investment
             income............................   $    669
           Accumulated net realized gain on
             investments sold and futures
             contracts.........................     12,478
           Net unrealized appreciation of
             investments and futures
             contracts.........................     63,936
           Paid-in capital.....................    343,814
                                                  --------
           NET ASSETS..........................   $420,897
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Asset Allocation Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)


                                                   VALUE
----------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and
             redemption price per share
             ($17,934,129 / 754,634 shares
             outstanding)......................     $23.77
                                                    ======
           INVESTOR A SHARES:
           Net asset value and redemption price
             per share ($277,103,861 / 11,663,078
             shares outstanding)...............     $23.76
                                                    ======
           Maximum sales charge................      5.75%
           Maximum offering price per share....     $25.21

           INVESTOR B SHARES:
           Net asset value and offering price
             per share(+) ($123,134,728 /
             5,207,504 shares outstanding).....     $23.65
                                                    ======
           INVESTOR C SHARES:
           Net asset value and offering price
             per share(+) ($2,723,922 / 115,060
             shares outstanding)...............     $23.67
                                                    ======

---------------

  * Federal Income Tax Information: Net unrealized appreciation of $64,120 on investment securities was comprised of gross appreciation of $76,921 and gross depreciation of $12,801 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $356,206.

 **  Rate represents annualized yield at date of purchase.

 (-) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(--) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2000.

 (!) Non-income producing security.

 (+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(++) All or a portion of security segregated as collateral for futures contracts.

  +  Amount represents less than 0.1%.

 ++  Amount represents less than $500.

  # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

ABBREVIATIONS:

ADR -- American Depositary Receipt

IO -- Interest Only

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 99.7%
          AEROSPACE AND DEFENSE -- 1.1%
172,900   Honeywell International Inc. ...........  $  6,160
                                                    --------
          AUTOMOTIVE -- 1.6%
217,000   Genuine Parts Company...................     4,137
 87,000   Johnson Controls Inc. ..................     4,627
                                                    --------
                                                       8,764
                                                    --------
          BEVERAGES -- 1.3%
126,000   Coca-Cola Company.......................     6,946
                                                    --------
          CHEMICALS -- BASIC -- 1.1%
144,000   E.I. duPont de Nemours and Company......     5,967
                                                    --------
          COMMERCIAL BANKING -- 4.1%
298,666   Citigroup Inc. .........................    16,147
 40,000   J.P. Morgan & Company Inc. .............     6,535
                                                    --------
                                                      22,682
                                                    --------
          COMPUTER SERVICES -- 1.2%
102,000   Automatic Data Processing Inc. .........     6,821
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 9.2%
122,000   EMC Corporation.........................    12,093
 90,000   Hewlett-Packard Company.................     8,730
111,000   International Business Machines
            Corporation...........................    12,487
134,000   Pitney Bowes, Inc. .....................     5,285
105,000   Sun Microsystems, Inc. .................    12,258
                                                    --------
                                                      50,853
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 2.7%
135,000   American Express Company................     8,201
176,000   MBNA Corporation........................     6,776
                                                    --------
                                                      14,977
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 2.6%
302,000   Wal-Mart Stores, Inc. ..................    14,534
                                                    --------
          DIVERSIFIED ELECTRONICS -- 0.7%
157,000   Hubbell Incorporated....................     3,935
                                                    --------
          DIVERSIFIED MANUFACTURING -- 7.7%
 85,000   Eastman Kodak Company...................     3,474
159,000   Fortune Brands Inc. ....................     4,214
435,000   General Electric Company................    25,093
174,000   Gillette Company........................     5,372
 66,000   Procter & Gamble Company................     4,422
                                                    --------
                                                      42,575
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 6.4%
138,000   Consolidated Edison, Inc. ..............     4,709
161,000   Dominion Resources, Inc. ...............     9,348
 70,000   Duke Energy Corporation.................     6,003
151,000   FPL Group Inc. .........................     9,928
182,000   TECO Energy, Inc. ......................     5,233
                                                    --------
                                                      35,221
                                                    --------
          FINANCE -- MISCELLANEOUS -- 1.4%
138,000   Freddie Mac.............................     7,461
                                                    --------
          FOOD PRODUCTS -- 1.6%
191,000   ConAgra Inc. ...........................     3,832
128,000   H.J. Heinz Company......................     4,744
                                                    --------
                                                       8,576
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          HEAVY MACHINERY -- 1.7%
123,000   Caterpillar Inc. .......................  $  4,151
 93,000   Illinois Tool Works, Inc. ..............     5,197
                                                    --------
                                                       9,348
                                                    --------
          INSURANCE -- 2.6%
152,000   American International Group, Inc. .....    14,545
                                                    --------
          INTEGRATED OIL -- 7.3%
 73,000   Anadarko Petroleum Corporation..........     4,852
 74,000   BP Amoco plc, ADR.......................     3,922
 79,000   Chevron Corporation.....................     6,735
208,000   Exxon Mobil Corporation.................    18,537
122,700   Texaco Inc. ............................     6,442
                                                    --------
                                                      40,488
                                                    --------
          INVESTMENT SERVICES -- 2.7%
102,000   Merrill Lynch & Company Inc. ...........     6,732
 91,000   Morgan Stanley Dean Witter & Company....     8,321
                                                    --------
                                                      15,053
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 4.3%
178,000   Abbott Laboratories.....................     8,466
 89,000   Guidant Corporation(!)..................     6,291
 94,000   Johnson & Johnson.......................     8,830
                                                    --------
                                                      23,587
                                                    --------
          METALS AND MINING -- 1.1%
 66,000   Minnesota Mining & Manufacturing
            Company...............................     6,014
                                                    --------
          NATURAL GAS DISTRIBUTION -- 1.4%
 85,000   Enron Corporation.......................     7,448
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT --4.6%
350,200   Cisco Systems, Inc. ....................    19,349
100,000   Nortel Networks Corporation.............     5,956
                                                    --------
                                                      25,305
                                                    --------
          PHARMACEUTICALS -- 6.4%
100,000   Bristol-Myers Squibb Company............     5,713
171,000   Merck & Company, Inc. ..................    12,729
373,450   Pfizer Inc. ............................    16,781
                                                    --------
                                                      35,223
                                                    --------
          PUBLISHING AND ADVERTISING -- 0.9%
 81,000   McGraw-Hill Companies, Inc. ............     5,149
                                                    --------
          RAILROADS, TRUCKING AND SHIPPING -- 0.7%
 69,000   United Parcel Service, Inc. ............     3,890
                                                    --------
          REAL ESTATE -- 3.4%
 98,000   Avalonbay Communities, Inc. ............     4,673
168,000   Equity Office Properties Trust..........     5,218
 99,000   Equity Residential Properties Trust.....     4,752
168,000   Simon Property Group, Inc. .............     3,938
                                                    --------
                                                      18,581
                                                    --------
          REAL ESTATE INVESTMENT TRUSTS
            (REITS) -- 0.8%
108,000   Boston Properties Inc. .................     4,637
                                                    --------
          SEMICONDUCTORS -- 3.6%
374,000   Intel Corporation.......................    15,544
 88,000   Texas Instruments Inc. .................     4,153
                                                    --------
                                                      19,697
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Equity Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          SOFTWARE -- 5.1%
240,000   Microsoft Corporation(!)................  $ 14,475
172,000   Oracle Corporation......................    13,545
                                                    --------
                                                      28,020
                                                    --------
          SPECIALTY STORES -- 1.0%
120,000   Lowe's Companies Inc. ..................     5,385
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 4.0%
227,000   SBC Communications Inc. ................    11,350
221,000   Verizon Communications..................    10,705
                                                    --------
                                                      22,055
                                                    --------
          TOBACCO -- 2.6%
280,000   Philip Morris Companies Inc. ...........     8,243
269,000   UST Inc. ...............................     6,153
                                                    --------
                                                      14,396
                                                    --------
          UTILITIES -- MISCELLANEOUS -- 2.8%
177,000   American Water Works Company, Inc. .....     4,879
217,000   AT&T Corporation........................     6,374
123,000   NICOR Inc. .............................     4,451
                                                    --------
                                                      15,704
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $445,127).......................   549,997
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 0.3%
            (Cost $1,638)
  1,638   Nations Cash Reserves#...................      1,638
                                                      --------
          TOTAL INVESTMENTS
            (Cost $446,765*)...............  100.0%    551,635
                                                      --------
          OTHER ASSETS AND
            LIABILITIES (NET)..............    0.0%
          Receivable for investment securities
            sold...................................   $    563
          Receivable for Fund shares sold..........        734
          Dividends receivable.....................      1,006
          Interest receivable......................         34
          Payable for Fund shares redeemed.........     (1,860)
          Investment advisory fee payable..........       (259)
          Administration fee payable...............       (108)
          Shareholder servicing and distribution
            fees payable...........................        (61)
          Due to custodian.........................         (4)
          Accrued Directors' fees and expenses.....        (20)
          Accrued expenses and other liabilities...        (72)
                                                      --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..................................        (47)
                                                      --------
          NET ASSETS.......................  100.0%   $551,588
                                                      ========

                                                       VALUE
                                                       (000)
--------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Undistributed net investment income......   $    338
          Accumulated net realized gain on
            investments sold.......................     24,523
          Net unrealized appreciation of
            investments............................    104,869
          Paid-in capital..........................    421,858
                                                      --------
          NET ASSETS...............................   $551,588
                                                      ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($458,237,256 / 41,091,624 shares
            outstanding)...........................     $11.15
                                                        ======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($29,049,783 / 2,611,497 shares
            outstanding)...........................     $11.12
                                                        ======
          Maximum sales charge.....................      5.75%
          Maximum offering price per share.........     $11.80

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($60,707,291 / 5,463,600
            shares outstanding)....................     $11.11
                                                        ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($3,593,179 / 319,304 shares
            outstanding)...........................     $11.25
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $104,870 on investment securities was comprised of gross appreciation of $122,619 and gross depreciation of $17,749 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $446,765.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMON STOCKS -- 94.8%
            AEROSPACE AND DEFENSE -- 1.7%
  652,000   Honeywell International Inc. ........  $   23,228
                                                   ----------
            AUTOMOTIVE -- 1.3%
  345,000   Johnson Controls Inc. ...............      18,350
                                                   ----------
            COMMERCIAL BANKING -- 8.9%
  497,000   Chase Manhattan Corporation..........      22,955
  742,000   Citigroup Inc. ......................      40,114
  186,000   J.P. Morgan & Company Inc. ..........      30,388
  668,000   Wells Fargo Company..................      30,686
                                                   ----------
                                                      124,143
                                                   ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.7%
  166,000   Hewlett-Packard Company..............      16,102
  311,000   International Business Machines
              Corporation........................      34,988
                                                   ----------
                                                       51,090
                                                   ----------
            CONSUMER CREDIT AND MORTGAGES -- 4.1%
  520,000   American Express Company.............      31,590
  635,000   MBNA Corporation.....................      24,448
                                                   ----------
                                                       56,038
                                                   ----------
            DIVERSIFIED MANUFACTURING -- 1.1%
  216,000   Procter & Gamble Company.............      14,472
                                                   ----------
            ELECTRIC POWER -- NON NUCLEAR -- 8.9%
  450,000   Ameren Corporation...................      18,844
  661,000   Consolidated Edison, Inc. ...........      22,557
  356,000   Dominion Resources, Inc. ............      20,670
  344,000   FPL Group Inc. ......................      22,618
1,293,000   TECO Energy, Inc. ...................      37,173
                                                   ----------
                                                      121,862
                                                   ----------
            ELECTRICAL EQUIPMENT -- 1.7%
  342,000   Emerson Electric Company.............      22,914
                                                   ----------
            FINANCE -- MISCELLANEOUS -- 4.6%
  861,000   Associates First Capital
              Corporation........................      32,718
  555,100   Freddie Mac..........................      30,010
                                                   ----------
                                                       62,728
                                                   ----------
            FOOD PRODUCTS -- 4.3%
1,023,000   ConAgra Inc. ........................      20,524
  562,000   H.J. Heinz Company...................      20,829
  716,000   Kellogg Company......................      17,318
                                                   ----------
                                                       58,671
                                                   ----------
            HEAVY MACHINERY -- 1.1%
    4,400   Caterpillar Inc. ....................         149
  447,000   Parker Hannifin Corporation..........      15,086
                                                   ----------
                                                       15,235
                                                   ----------
            HOUSING AND FURNISHING -- 1.1%
  651,000   Stanley Works........................      15,014
                                                   ----------
            INSURANCE -- 6.9%
  548,000   American International Group,
              Inc. ..............................      52,436
  222,000   CIGNA Corporation....................      23,177
  311,000   MGIC Investment Corporation..........      19,010
                                                   ----------
                                                       94,623
                                                   ----------

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            INTEGRATED OIL -- 9.2%
  293,000   Anadarko Petroleum Corporation.......  $   19,472
  325,000   BP Amoco plc, ADR....................      17,225
   46,000   Chevron Corporation..................       3,922
  759,000   Conoco, Inc. ........................      20,445
  576,000   Exxon Mobil Corporation..............      51,335
  431,000   Unocal Corporation...................      15,274
                                                   ----------
                                                      127,673
                                                   ----------
            INVESTMENT SERVICES -- 4.2%
  384,000   Merrill Lynch & Company Inc. ........      25,344
  355,000   Morgan Stanley Dean Witter &
              Company............................      32,460
                                                   ----------
                                                       57,804
                                                   ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.0%
  641,000   Abbott Laboratories..................      30,488
  284,000   Cardinal Health, Inc. ...............      25,045
                                                   ----------
                                                       55,533
                                                   ----------
            METALS AND MINING -- 1.8%
  266,000   Minnesota Mining & Manufacturing
              Company............................      24,239
                                                   ----------
            NATURAL GAS DISTRIBUTION -- 1.7%
  324,000   El Paso Energy Corporation...........      19,966
   31,825   Enron Corporation....................       2,789
                                                   ----------
                                                       22,755
                                                   ----------
            PHARMACEUTICALS -- 2.5%
  600,000   Bristol-Myers Squibb Company.........      34,275
                                                   ----------
            PUBLISHING AND ADVERTISING -- 1.4%
  308,000   Dow Jones & Company Inc. ............      18,634
                                                   ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.7%
  520,000   FedEx Corporation(!).................      23,057
                                                   ----------
            RESTAURANTS -- 0.5%
  218,000   McDonald's Corporation...............       6,581
                                                   ----------
            SEMICONDUCTORS -- 1.6%
  247,000   Intergrated Device Technology,
              Inc.(!)............................      22,354
                                                   ----------
            SOFTWARE -- 2.8%
  487,000   Electronic Data Systems
              Corporation........................      20,211
  450,000   First Data Corporation...............      17,578
                                                   ----------
                                                       37,789
                                                   ----------
            TELECOMMUNICATIONS SERVICES -- 3.6%
  560,000   SBC Communications Inc. .............      28,000
  449,000   Verizon Communications...............      21,748
                                                   ----------
                                                       49,748
                                                   ----------
            TOBACCO -- 3.7%
  978,000   Philip Morris Companies Inc. ........      28,790
  976,000   UST Inc. ............................      22,326
                                                   ----------
                                                       51,116
                                                   ----------
            UTILITIES -- MISCELLANEOUS -- 6.7%
  740,000   American Water Works Company,
              Inc. ..............................      20,396
1,106,000   AT&T Corporation.....................      32,489

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Value Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            UTILITIES -- MISCELLANEOUS --
            (CONTINUED)
  484,000   NICOR Inc. ..........................  $   17,515
  755,000   Sprint Corporation (FON Group).......      22,131
                                                   ----------
                                                       92,531
                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $1,055,404)..................   1,302,457
                                                   ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 3.1%
              (Cost $42,329)
   42,329   Nations Cash Reserves#...............      42,329
                                                   ----------
            TOTAL INVESTMENTS
              (Cost $1,097,733*).........   97.9%   1,344,786
                                                   ----------
            OTHER ASSETS AND
              LIABILITIES (NET)..........    2.1%
            Cash.................................  $    6,108
            Receivable for investment securities
              sold...............................      78,077
            Receivable for Fund shares sold......         463
            Dividends receivable.................       2,412
            Interest receivable..................          16
            Collateral on securities loaned......     (42,329)
            Line of credit payable...............      (6,147)
            Payable for Fund shares redeemed.....      (8,707)
            Investment advisory fee payable......        (743)
            Administration fee payable...........        (263)
            Shareholder servicing and
              distribution fees payable..........        (114)
            Accrued Trustees' fees and
              expenses...........................         (89)
            Accrued expenses and other
              liabilities........................        (199)
                                                   ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................      28,485
                                                   ----------
            NET ASSETS...................  100.0%  $1,373,271
                                                   ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net
              investment income..................  $     (231)
            Accumulated net realized gain on
              investments sold...................     163,726
            Net unrealized appreciation of
              investments........................     247,053
            Paid-in capital......................     962,723
                                                   ----------
            NET ASSETS...........................  $1,373,271
                                                   ==========


                                                     VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,176,252,410 / 82,021,879 shares
              outstanding).......................      $14.34
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($79,126,043 / 5,520,925
              shares outstanding)................      $14.33
                                                       ======
            Maximum sales charge.................       5.75%
            Maximum offering price per share.....      $15.21

            INVESTOR B SHARES:
            Net asset value and offering price
              per share(+)
              ($108,290,633 / 7,690,030 shares
              outstanding).......................      $14.08
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price
              per share(+) ($9,601,858 / 682,285
              shares outstanding)................      $14.07
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $247,053 on investment securities was comprised of gross appreciation of $267,458 and gross depreciation of $20,405 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $1,097,733.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. Represents cash collateral received from securities lending activity (Note 8).

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Growth & Income Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          Investment in Nations Master
            Investment Trust, Marsico Growth &
            Income Master Portfolio*............   $685,255
                                                   --------
          TOTAL INVESTMENTS.............  100.1%    685,255
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET).......................  (0.1)%
          Administration fee payable............   $    (74)
          Shareholder servicing and distribution
            fees payable........................       (346)
          Accrued Trustees' fees and expenses...        (22)
          Accrued expenses and other
            liabilities.........................       (114)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................       (556)
                                                   --------
          NET ASSETS....................  100.0%   $684,699
                                                   ========
          NET ASSETS CONSIST OF:
          Distributions in excess of net
            investment income...................   $ (2,202)
          Accumulated net realized loss on
            investments sold....................    (36,844)
          Net unrealized appreciation of
            investments.........................    157,771
          Paid-in capital.......................    565,974
                                                   --------
          NET ASSETS............................   $684,699
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($110,347,507 / 5,505,825 shares
            outstanding)........................     $20.04
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($208,787,355 / 10,430,093
            shares outstanding).................     $20.02
                                                     ======
          Maximum sales charge..................      5.75%
          Maximum offering price per share......     $21.24

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($324,700,890 / 16,517,691
            shares outstanding).................     $19.66
                                                     ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($40,862,966 / 2,076,142
            shares outstanding).................     $19.68
                                                     ======

---------------

 * The financial statements of the Nations Marsico Growth & Income Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Nations Marsico Growth & Income Fund's financial statements.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Blue Chip Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          Investment in Nations Master
            Investment Trust, Blue Chip Master
            Portfolio*..........................   $966,294
                                                   --------
          TOTAL INVESTMENTS.............  100.1%    966,294
                                                   --------
          OTHER ASSETS AND
            LIABILITIES (NET)...........  (0.1)%
          Receivable for Fund shares sold.......   $      3
          Administration fee payable............       (146)
          Shareholder servicing and distribution
            fees payable........................       (265)
          Accrued Trustees' fees and expenses...        (17)
          Accrued expenses and other
            liabilities.........................        (91)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)...............................       (516)
                                                   --------
          NET ASSETS....................  100.0%   $965,778
                                                   ========
          NET ASSETS CONSIST OF:
          Distributions in excess of net
            investment income...................   $   (520)
          Accumulated net realized gain on
            investments sold....................     19,389
          Net unrealized appreciation of
            investments.........................    256,105
          Paid-in capital.......................    690,804
                                                   --------
          NET ASSETS............................   $965,778
                                                   ========


                                                    VALUE
                                                    (000)
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($37,538,274 / 1,084,439 shares
            outstanding)........................     $34.61
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($815,715,104 / 23,663,601
            shares outstanding).................     $34.47
                                                     ======
          Maximum sales charge..................      5.75%
          Maximum offering price per share......     $36.57

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($92,718,368 / 2,733,275
            shares outstanding).................     $33.92
                                                     ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($19,806,004 / 585,533 shares
            outstanding)........................     $33.82
                                                     ======

---------------

 * The financial statements of the Nations Blue Chip Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Nations Blue Chip Fund's financial statements.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.9%
            AEROSPACE AND DEFENSE -- 0.5%
  181,700   Honeywell International Inc. ........  $    6,473
                                                   ----------
            BEVERAGES -- 2.2%
  377,050   Anheuser-Busch Companies, Inc. ......      15,954
   94,900   Coca-Cola Company....................       5,231
  155,000   PepsiCo, Inc. .......................       7,130
                                                   ----------
                                                       28,315
                                                   ----------
            BROADCASTING AND CABLE -- 4.5%
  251,075   Clear Channel Communications,
              Inc.(!)............................      14,186
  356,000   Comcast Corporation, Class A(!)......      14,574
  207,300   Time Warner Inc. ....................      16,221
  236,000   Viacom Inc., Class B(!)..............      13,806
                                                   ----------
                                                       58,787
                                                   ----------
            COMMERCIAL BANKING -- 4.2%
  330,000   Bank of New York Inc. ...............      18,501
  685,996   Citigroup Inc. ......................      37,086
                                                   ----------
                                                       55,587
                                                   ----------
            COMMERCIAL SERVICES -- 1.0%
  183,900   Omnicom Group Inc. ..................      13,413
                                                   ----------
            COMPUTER SERVICES -- 2.1%
  227,340   America Online Inc. .................      12,220
  228,000   Automatic Data Processing Inc. ......      15,247
                                                   ----------
                                                       27,467
                                                   ----------
            COMPUTERS AND OFFICE EQUIPMENT  -- 9.1%
  435,450   EMC Corporation......................      43,163
  237,175   International Business Machines
              Corporation........................      26,682
  250,000   Palm, Inc.(!)........................      13,234
  322,600   Sun Microsystems, Inc. ..............      37,664
                                                   ----------
                                                      120,743
                                                   ----------
            CONGLOMERATES -- 4.1%
  479,475   Tyco International Ltd. .............      24,873
  421,600   United Technologies Corporation......      29,196
                                                   ----------
                                                       54,069
                                                   ----------
            CONSUMER CREDIT AND MORTGAGES -- 4.0%
  266,540   Fannie Mae...........................      19,058
  480,000   MBNA Corporation.....................      18,480
  115,000   Providian Financial Corporation......      14,605
                                                   ----------
                                                       52,143
                                                   ----------
            CONSUMER SERVICES -- 1.6%
  265,525   Costco Wholesale Corporation.........       9,277
  325,100   Estee Lauder Companies Inc. .........      11,907
                                                   ----------
                                                       21,184
                                                   ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.7%
  426,000   Target Corporation...................      10,916
  515,125   Wal-Mart Stores, Inc. ...............      24,791
                                                   ----------
                                                       35,707
                                                   ----------
            DIVERSIFIED MANUFACTURING -- 4.5%
1,022,625   General Electric Company.............      58,993
                                                   ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.2%
  232,150   AES Corporation......................      15,902
                                                   ----------
            ELECTRICAL EQUIPMENT -- 1.0%
  201,375   Emerson Electric Company.............      13,492
                                                   ----------

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 0.5%
  178,900   Concord EFS, Inc.(!).................  $    6,354
                                                   ----------
            INSURANCE -- 2.6%
  354,562   American International Group,
              Inc. ..............................      33,927
                                                   ----------
            INTEGRATED OIL -- 2.6%
  118,400   BP Amoco plc, ADR....................       6,275
  316,700   Exxon Mobil Corporation..............      28,226
                                                   ----------
                                                       34,501
                                                   ----------
            INVESTMENT SERVICES -- 4.6%
  194,037   Charles Schwab Corporation...........       6,888
  371,300   Merrill Lynch & Company Inc. ........      24,506
  197,075   Morgan Stanley Dean Witter &
              Company............................      18,020
  120,850   Northern Trust Corporation...........      10,741
                                                   ----------
                                                       60,155
                                                   ----------
            MEDICAL DEVICES AND SUPPLIES -- 4.9%
  216,800   Abbott Laboratories..................      10,312
  168,800   Baxter International Inc. ...........      13,472
  277,225   Guidant Corporation(!)...............      19,597
  137,000   Johnson & Johnson....................      12,869
  150,160   Medtronic, Inc. .....................       7,780
                                                   ----------
                                                       64,030
                                                   ----------
            NATURAL GAS DISTRIBUTION -- 1.5%
  271,225   Coastal Corporation..................      20,105
                                                   ----------
            NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT -- 6.8%
   70,400   CIENA Corporation....................       8,646
  768,050   Cisco Systems, Inc. .................      42,434
  274,000   Lucent Technologies, Inc. ...........       8,374
  311,200   Nokia Corporation, Class A, ADR......      12,390
  294,000   Nortel Networks Corporation..........      17,511
                                                   ----------
                                                       89,355
                                                   ----------
            OILFIELD SERVICES -- 0.8%
  120,900   Schlumberger Ltd. ...................       9,952
                                                   ----------
            PHARMACEUTICALS -- 9.0%
  320,650   Amgen Inc. ..........................      22,389
  164,825   Bristol-Myers Squibb Company.........       9,416
  169,425   Eli Lilly and Company................      13,745
  217,550   Merck & Company, Inc. ...............      16,194
1,033,475   Pfizer Inc. .........................      46,441
  205,475   Schering-Plough Corporation..........       9,555
                                                   ----------
                                                      117,740
                                                   ----------
            PUBLISHING AND ADVERTISING -- 1.1%
  227,125   McGraw-Hill Companies, Inc. .........      14,437
                                                   ----------
            SEMICONDUCTORS -- 6.4%
  752,250   Intel Corporation....................      31,265
  211,550   Linear Technology Corporation........      13,698
  373,000   Motorola, Inc. ......................      10,537
  209,100   Texas Instruments Inc. ..............       9,867
  218,300   Xilinx, Inc. ........................      18,692
                                                   ----------
                                                       84,059
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Strategic Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            SOFTWARE -- 6.5%
  744,075   Microsoft Corporation(!).............  $   44,877
  235,770   Oracle Corporation...................      18,567
   46,600   Phone.com, Inc. .....................       5,295
  120,000   VERITAS Software Corporation.........      17,040
                                                   ----------
                                                       85,779
                                                   ----------
            SPECIALTY STORES -- 3.1%
  132,500   Best Buy Company, Inc.(!)............       8,430
  127,540   Circuit City Stores - Circuit City
              Group..............................       2,933
  325,400   Home Depot Inc. .....................      17,267
  175,350   Lowe's Companies Inc. ...............       7,869
  104,825   Walgreen Company.....................       3,977
                                                   ----------
                                                       40,476
                                                   ----------
            TELECOMMUNICATIONS SERVICES -- 5.8%
  395,175   Nextel Communications, Inc. .........      18,474
  111,950   QUALCOMM Inc. .......................       7,976
  512,600   Qwest Communications
              International, Inc.(!).............      24,637
  142,000   Sprint Corporation (PCS Group).......       4,979
  304,000   Western Wireless Corporation(!)......      10,830
  313,675   WorldCom, Inc.(!)....................       9,528
                                                   ----------
                                                       76,424
                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $1,008,914)..................   1,299,569
                                                   ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.7%
              (Cost $35,638)
   35,638   Nations Cash Reserves#................      35,638
                                                    ----------
            TOTAL INVESTMENTS
              (Cost $1,044,552*).........   101.6%   1,335,207
                                                    ----------
            OTHER ASSETS AND
              LIABILITIES (NET).... .....   (1.6)%
            Cash..................................  $    1,874
            Receivable for investment securities
              sold................................      33,751
            Receivable for Fund shares sold.......       3,950
            Dividends receivable..................         325
            Interest receivable...................         178
            Collateral on securities loaned.......     (19,484)
            Payable for Fund shares redeemed......      (1,717)
            Investment advisory fee payable.......        (716)
            Administration fee payable............        (253)
            Shareholder servicing and distribution
              fees payable........................         (11)
            Payable for investment securities
              purchased...........................     (38,484)
            Accrued Trustees' fees and expenses...         (17)
            Accrued expenses and other
              liabilities.........................         (98)
                                                    ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................     (20,702)
                                                    ----------
            NET ASSETS...................   100.0%  $1,314,505
                                                    ==========

                                                      VALUE
                                                      (000)
--------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Distributions in excess of net
              investment income...................  $   (1,373)
            Accumulated net realized loss on
              investments sold....................     (24,746)
            Net unrealized appreciation of
              investments.........................     290,655
            Paid-in capital.......................   1,049,969
                                                    ----------
            NET ASSETS............................  $1,314,505
                                                    ==========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,290,918,980 / 80,439,550 shares
              outstanding)........................      $16.05
                                                        ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($13,376,558 / 834,488
              shares outstanding).................      $16.03
                                                        ======
            Maximum sales charge..................       5.75%
            Maximum offering price per share......      $17.01

            INVESTOR B SHARES:
            Net asset value and offering price per
              share(+) ($7,891,907 / 496,501 shares
              outstanding)........................      $15.89
                                                        ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share(+) ($2,317,682 / 145,695 shares
              outstanding)........................      $15.91
                                                        ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $290,655 on investment securities was comprised of gross appreciation of $335,047 and gross depreciation of $44,392 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $1,044,552.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $19,484.

    ABBREVIATIONS:

    ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 99.8%
          BEVERAGES -- 2.2%
260,000   Anheuser-Busch Companies, Inc. .........  $ 11,002
 67,000   Coca-Cola Company.......................     3,693
105,000   PepsiCo, Inc. ..........................     4,830
                                                    --------
                                                      19,525
                                                    --------
          BROADCASTING AND CABLE -- 4.6%
160,000   Clear Channel Communications, Inc.(!)...     9,040
250,000   Comcast Corporation, Class A(!).........    10,234
135,445   Time Warner Inc. .......................    10,599
180,625   Viacom Inc., Class B(!).................    10,567
                                                    --------
                                                      40,440
                                                    --------
          COMMERCIAL BANKING -- 4.4%
230,000   Bank of New York Inc. ..................    12,894
470,933   Citigroup Inc. .........................    25,460
                                                    --------
                                                      38,354
                                                    --------
          COMMERCIAL SERVICES -- 0.6%
 76,100   Omnicom Group Inc. .....................     5,551
                                                    --------
          COMPUTER SERVICES -- 2.9%
274,160   America Online Inc. ....................    14,736
164,000   Automatic Data Processing Inc. .........    10,968
                                                    --------
                                                      25,704
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 11.3%
368,780   EMC Corporation.........................    36,554
166,470   International Business Machines
            Corporation...........................    18,728
200,000   Palm, Inc.(!)...........................    10,588
280,525   Sun Microsystems, Inc. .................    32,751
                                                    --------
                                                      98,621
                                                    --------
          CONGLOMERATES -- 4.5%
392,160   Tyco International Ltd. ................    20,343
273,615   United Technologies Corporation.........    18,948
                                                    --------
                                                      39,291
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 5.0%
184,315   Fannie Mae..............................    13,179
528,590   MBNA Corporation........................    20,350
 77,500   Providian Financial Corporation.........     9,843
                                                    --------
                                                      43,372
                                                    --------
          CONSUMER SERVICES -- 1.4%
125,000   Costco Wholesale Corporation............     4,367
212,800   Estee Lauder Companies Inc. ............     7,794
                                                    --------
                                                      12,161
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 2.8%
288,810   Target Corporation......................     7,401
355,175   Wal-Mart Stores, Inc. ..................    17,093
                                                    --------
                                                      24,494
                                                    --------
          DIVERSIFIED MANUFACTURING -- 4.9%
741,270   General Electric Company................    42,762
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 1.3%
161,000   AES Corporation.........................    11,029
                                                    --------
          ELECTRICAL EQUIPMENT -- 1.1%
144,000   Emerson Electric Company................     9,648
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          FINANCE -- MISCELLANEOUS -- 2.3%
226,170   Capital One Financial Corporation.......  $ 15,846
120,700   Concord EFS, Inc.(!)....................     4,287
                                                    --------
                                                      20,133
                                                    --------
          INSURANCE -- 2.0%
187,143   American International Group, Inc. .....    17,907
                                                    --------
          INTEGRATED OIL -- 2.0%
193,900   Exxon Mobil Corporation.................    17,281
                                                    --------
          INVESTMENT SERVICES -- 3.2%
131,000   Charles Schwab Corporation..............     4,651
209,200   Merrill Lynch & Company Inc. ...........    13,806
106,800   Morgan Stanley Dean Witter & Company....     9,766
                                                    --------
                                                      28,223
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 4.9%
140,250   Baxter International Inc. ..............    11,194
182,205   Guidant Corporation(!)..................    12,880
367,825   Medtronic, Inc. ........................    19,057
                                                    --------
                                                      43,131
                                                    --------
          NATURAL GAS DISTRIBUTION -- 0.5%
65,000..  Coastal Corporation.....................     4,818
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT --6.9%
554,870   Cisco Systems, Inc. ....................    30,656
343,300   Nokia Corporation, Class A, ADR.........    13,668
264,110   Nortel Networks Corporation.............    15,731
                                                    --------
                                                      60,055
                                                    --------
          OILFIELD SERVICES -- 2.1%
246,955   Halliburton Company.....................    12,086
 77,185   Schlumberger Ltd. ......................     6,353
                                                    --------
                                                      18,439
                                                    --------
          PHARMACEUTICALS -- 8.6%
135,000   Amgen Inc. .............................     9,427
111,575   Bristol-Myers Squibb Company............     6,374
113,000   Eli Lilly and Company...................     9,167
162,665   Merck & Company, Inc. ..................    12,108
756,691   Pfizer Inc. ............................    34,003
 94,840   Schering-Plough Corporation.............     4,410
                                                    --------
                                                      75,489
                                                    --------
          PUBLISHING AND ADVERTISING -- 1.1%
155,925   McGraw-Hill Companies, Inc. ............     9,911
                                                    --------
          SEMICONDUCTORS -- 4.4%
506,420   Intel Corporation.......................    21,049
267,654   Motorola, Inc. .........................     7,561
111,700   Xilinx, Inc. ...........................     9,564
                                                    --------
                                                      38,174
                                                    --------
          SOFTWARE -- 6.7%
487,730   Microsoft Corporation(!)................    29,416
217,560   Oracle Corporation......................    17,133
 85,000   VERITAS Software Corporation............    12,070
                                                    --------
                                                      58,619
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Capital Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          SPECIALTY STORES -- 2.1%
 71,010   Best Buy Company, Inc.(!)...............  $  4,518
188,065   Circuit City Stores - Circuit City
            Group.................................     4,325
118,035   Home Depot Inc. ........................     6,263
 80,840   Lowe's Companies Inc. ..................     3,628
                                                    --------
                                                      18,734
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 6.0%
377,200   Nextel Communications, Inc. ............    17,634
352,000   Qwest Communications International,
            Inc.(!)...............................    16,918
104,000   Sprint Corporation (PCS Group)..........     3,647
207,500   Western Wireless Corporation(!).........     7,392
227,555   WorldCom, Inc.(!).......................     6,912
                                                    --------
                                                      52,503
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $526,218).......................   874,369
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 4.2%
            (Cost $37,024)
 37,024   Nations Cash Reserves#...................    37,024
                                                     --------
          TOTAL INVESTMENTS
            (Cost $563,242*)..............   104.0%   911,393
                                                     --------
          OTHER ASSETS AND
            LIABILITIES (NET).............   (4.0)%
          Cash.....................................  $     24
          Receivable for investment securities
            sold...................................    32,743
          Receivable for Fund shares sold..........       818
          Dividends receivable.....................       310
          Interest receivable......................        33
          Collateral on securities loaned..........   (34,209)
          Payable for Fund shares redeemed.........      (341)
          Investment advisory fee payable..........      (482)
          Administration fee payable...............      (171)
          Shareholder servicing and distribution
            fees payable...........................       (75)
          Payable for investment securities
            purchased..............................   (33,749)
          Accrued Trustees' fees and expenses......       (57)
          Accrued expenses and other liabilities...      (126)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..................................   (35,282)
                                                     --------
          NET ASSETS......................   100.0%  $876,111
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Distributions in excess of net investment
            income.................................  $ (2,235)
          Accumulated net realized gain on
            investments sold.......................   118,110
          Net unrealized appreciation of
            investments............................   348,151
          Paid-in capital..........................   412,085
                                                     --------
          NET ASSETS...............................  $876,111
                                                     ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($746,098,335 / 55,516,461 shares
            outstanding)...........................    $13.44
                                                     ========
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($55,498,826 / 4,184,342 shares
            outstanding)...........................    $13.26
                                                     ========

          Maximum sales charge.....................     5.75%
          Maximum offering price per share.........    $14.07

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($69,608,677 / 5,611,667 shares
            outstanding)...........................    $12.40
                                                     ========
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($4,905,425 / 391,872 shares
            outstanding)...........................    $12.52
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $348,151 on investment securities was comprised of gross appreciation of $365,157 and gross depreciation of $17,006 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $563,242.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $34,209.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Aggressive Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 99.1%
          BEVERAGES -- 1.2%
 44,700   Coca-Cola Company ......................  $  2,464
 31,975   PepsiCo, Inc. ..........................     1,471
                                                    --------
                                                       3,935
                                                    --------
          BROADCASTING AND CABLE -- 0.9%
 52,050   Viacom Inc., Class B(!).................     3,045
                                                    --------
          COMMERCIAL BANKING -- 0.3%
 16,933   Citigroup Inc. .........................       915
                                                    --------
          COMPUTER SERVICES -- 6.3%
127,125   America Online Inc. ....................     6,833
 37,475   I2 Technologies Inc.(!).................     7,010
 32,675   VeriSign, Inc. .........................     6,619
                                                    --------
                                                      20,462
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 8.2%
 99,750   EMC Corporation.........................     9,887
 56,250   International Business Machines
          Corporation.............................     6,328
 35,625   Palm, Inc.(!)...........................     1,886
 70,550   Sun Microsystems, Inc. .................     8,237
                                                    --------
                                                      26,338
                                                    --------
          CONGLOMERATES -- 1.6%
 43,075   Tyco International Ltd. ................     2,235
 42,175   United Technologies Corporation.........     2,920
                                                    --------
                                                       5,155
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 1.6%
134,600   MBNA Corporation........................     5,182
                                                    --------
          CONSUMER SERVICES -- 0.6%
 54,575   Estee Lauder Companies Inc. ............     1,999
                                                    --------
          DEPARTMENT AND DISCOUNT STORES -- 2.3%
 65,400   Target Corporation......................     1,676
118,600   Wal-Mart Stores, Inc. ..................     5,708
                                                    --------
                                                       7,384
                                                    --------
          DIVERSIFIED MANUFACTURING -- 4.8%
266,725   General Electric Company................    15,387
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 0.5%
 14,700   AES Corporation.........................     1,007
  6,850   Calpine Corporation.....................       715
                                                    --------
                                                       1,722
                                                    --------
          FINANCE -- MISCELLANEOUS -- 0.5%
 47,600   Concord EFS, Inc.(!)....................     1,691
                                                    --------
          FOOD PRODUCTS -- 0.8%
 32,325   Quaker Oats Company.....................     2,558
                                                    --------
          HEAVY MACHINERY -- 0.6%
 35,325   Illinois Tool Works, Inc. ..............     1,974
                                                    --------
          INSURANCE -- 1.1%
 37,762   American International Group, Inc. .....     3,613
                                                    --------
          INVESTMENT SERVICES -- 2.2%
 58,575   Charles Schwab Corporation..............     2,079
 56,475   Morgan Stanley Dean Witter & Company....     5,164
                                                    --------
                                                       7,243
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          MEDICAL DEVICES AND SUPPLIES -- 6.3%
 35,175   Cardinal Health, Inc. ..................  $  3,102
 88,700   Guidant Corporation(!)..................     6,270
 94,425   Medtronic, Inc. ........................     4,892
 51,750   PE Corp-PE Biosystems Group.............     6,029
                                                    --------
                                                      20,293
                                                    --------
          NATURAL GAS DISTRIBUTION -- 2.8%
 82,425   Coastal Corporation.....................     6,110
 32,300   Enron Corporation.......................     2,830
                                                    --------
                                                       8,940
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS   EQUIPMENT --
          14.2%
116,050   3Com Corporation(!).....................     2,227
 42,275   Ariba, Inc. ............................     6,057
 30,300   CIENA Corporation.......................     3,721
220,800   Cisco Systems, Inc. ....................    12,200
 47,275   Commerce One, Inc. .....................     3,711
 39,650   Comverse Technology, Inc. ..............     4,282
 97,125   Lucent Technologies, Inc. ..............     2,968
 84,400   Nokia Corporation, Class A, ADR.........     3,360
 85,900   Nortel Networks Corporation.............     5,116
 17,500   Sycamore Networks, Inc. ................     1,890
                                                    --------
                                                      45,532
                                                    --------
          PHARMACEUTICALS -- 10.3%
 91,325   Allergan, Inc. .........................     7,711
 50,025   Eli Lilly and Company...................     4,058
 37,375   Genentech, Inc. ........................     6,940
 45,550   Millennium Pharmaceuticals, Inc. .......     6,653
177,250   Pfizer Inc. ............................     7,966
                                                    --------
                                                      33,328
                                                    --------
          SEMICONDUCTORS -- 9.0%
134,350   Altera Corporation......................     6,415
 75,425   Analog Devices, Inc. ...................     6,227
200,175   Intel Corporation.......................     8,320
152,875   Motorola, Inc. .........................     4,319
 77,875   Texas Instruments Inc. .................     3,675
                                                    --------
                                                      28,956
                                                    --------
          SOFTWARE -- 15.9%
 30,750   BEA Systems, Inc.(!)....................     2,395
 10,850   Check Point Software Technologies.......     1,709
 60,600   E. Piphany, Inc.(!).....................     4,670
 72,600   Electronic Arts Inc. ...................     3,585
108,800   First Data Corporation..................     4,250
 45,800   Mercury Interactive Corporation.........     7,179
189,625   Microsoft Corporation(!)................    11,436
100,100   Oracle Corporation......................     7,883
 34,600   Phone.com, Inc. ........................     3,931
 28,225   VERITAS Software Corporation............     4,008
                                                    --------
                                                      51,046
                                                    --------
          SPECIALTY STORES -- 3.6%
 81,875   Best Buy Company, Inc.(!)...............     5,209
105,450   Home Depot Inc. ........................     5,596
 15,250   Lowe's Companies Inc. ..................       684
                                                    --------
                                                      11,489
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Aggressive Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          TELECOMMUNICATIONS SERVICES -- 3.5%
102,725   Global Crossing, Ltd.(!)................  $  3,185
 59,783   Qwest Communications International,
          Inc.(!).................................     2,873
 26,275   Voicestream Wireless Corporation(!).....     3,050
 62,525   Western Wireless Corporation(!).........     2,227
                                                    --------
                                                      11,335
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $251,406).......................   319,522
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 8.3%
            (Cost $26,928)
 26,928   Nations Cash Reserves#..................     26,928
                                                     --------
          TOTAL INVESTMENTS
            (Cost $278,334*).............   107.4%    346,450
                                                     --------
          OTHER ASSETS AND LIABILITIES
            (NET)........................   (7.4)%
          Cash....................................   $      3
          Receivable for investment securities
            sold..................................     12,140
          Receivable for Fund shares sold.........          3
          Dividends receivable....................        111
          Interest receivable.....................         20
          Collateral on securities loaned.........    (22,949)
          Payable for Fund shares redeemed........       (547)
          Investment advisory fee payable.........       (180)
          Administration fee payable..............        (64)
          Shareholder servicing and distribution
            fees payable..........................        (39)
          Payable for investment securities
            purchased.............................    (12,207)
          Accrued Trustees' fees and expenses.....        (28)
          Accrued expenses and other
            liabilities...........................        (43)
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................    (23,780)
                                                     --------
          NET ASSETS.....................   100.0%   $322,670
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Distributions in excess of net
            investment income.....................   $ (1,081)
          Accumulated net realized gain on
            investments sold......................     56,794
          Net unrealized appreciation of
            investments...........................     68,116
          Paid-in capital.........................    198,841
                                                     --------
          NET ASSETS..............................   $322,670
                                                     ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($245,349,465 / 11,811,044 shares
            outstanding)..........................     $20.77
                                                     ========
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($42,657,858 / 2,072,849 shares
            outstanding)..........................     $20.58
                                                     ========

          Maximum sales charge....................      5.75%
          Maximum offering price per share........     $21.83

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($33,529,569 / 1,712,318 shares
            outstanding)..........................     $19.58
                                                     ========

          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($1,133,093 / 56,748 shares
            outstanding)..........................     $19.97
                                                     ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $68,116 on investment securities was comprised of gross appreciation of $83,221 and gross depreciation of $15,105 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $278,334.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $22,949.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico Focused Equities Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
                                                    (000)
------------------------------------------------------------
          INVESTMENT COMPANIES -- 100.1%
          Investment in Nations Master
            Investment Trust, Marsico Focused
            Equities Master Portfolio*.........   $2,591,431
                                                  ----------
          TOTAL INVESTMENTS...........   100.1%    2,591,431
                                                  ----------
          OTHER ASSETS AND
            LIABILITIES (NET).........   (0.1)%
          Administration fee payable...........   $     (279)
          Shareholder servicing and
            distribution fees payable..........       (1,275)
          Accrued Trustees' fees and
            expenses...........................          (23)
          Accrued expenses and other
            liabilities........................         (344)
                                                  ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................       (1,921)
                                                  ----------
          NET ASSETS..................   100.0%   $2,589,510
                                                  ==========
          NET ASSETS CONSIST OF:
          Distributions in excess of net
            investment income..................   $   (9,256)
          Accumulated net realized loss on
            investments sold and foreign
            currencies and net other assets....     (121,636)
          Net unrealized appreciation of
            investments........................      534,994
          Paid-in capital......................    2,185,408
                                                  ----------
          NET ASSETS...........................   $2,589,510
                                                  ==========
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($481,999,761 / 22,487,271 shares
            outstanding).......................       $21.43
                                                      ------
                                                      ------
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share
            ($766,609,804 / 35,860,946 shares
            outstanding).......................       $21.38
                                                      ------
                                                      ------
          Maximum sales charge.................        5.75%
          Maximum offering price per share.....       $22.68

          INVESTOR B SHARES:
          Net asset value and offering price
            per share(+)
            ($1,056,425,834 / 50,257,058 shares
            outstanding).......................       $21.02
                                                      ------
                                                      ------
          INVESTOR C SHARES:
          Net asset value and offering price
            per share(+)
            ($284,474,295 / 13,491,886 shares
            outstanding).......................       $21.08
                                                      ------
                                                      ------

---------------

 * The financial statements of the Nations Marsico Focused Equities Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Nations Marsico Focused Equities Fund's financial statements.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Growth Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 94.7%
          BROADCASTING AND CABLE -- 6.3%
 78,000   Clear Channel Communications, Inc.(!)...  $  4,407
 55,000   Entravision Communications
          Corporation(!)..........................       956
136,700   Hispanic Broadcasting Corporation.......     3,811
299,146   Metro-Goldwyn-Mayer, Inc.(!)............     7,179
 28,740   Radio One, Inc., Class A(!).............       239
112,500   Radio One, Inc., Class D(!).............       795
160,000   Univision Communications, Inc. .........     5,979
                                                    --------
                                                      23,366
                                                    --------
          BUILDING MATERIALS -- 0.4%
 40,000   Lamar Advertising Company(!)............     1,515
                                                    --------
          COMMERCIAL BANKING -- 3.7%
241,500   Charter One Financial, Inc. ............     5,886
110,000   City National Corporation...............     4,249
114,000   SouthTrust Corporation..................     3,584
                                                    --------
                                                      13,719
                                                    --------
          COMPUTER SERVICES -- 4.7%
173,500   CSG Systems International, Inc.(!)......     5,032
 41,250   McData Corporation(!)...................     5,069
175,000   Sungard Data Systems, Inc.(!)...........     7,492
                                                    --------
                                                      17,593
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
100,000   Solectron Corporation...................     4,613
105,000   Symbol Technologies, Inc. ..............     3,773
                                                    --------
                                                       8,386
                                                    --------
          CONGLOMERATES -- 0.7%
100,000   Pentair, Inc. ..........................     2,675
                                                    --------
          CONSUMER CREDIT AND MORTGAGES -- 2.0%
 58,000   Providian Financial Corporation.........     7,366
                                                    --------
          DIVERSIFIED ELECTRONICS -- 0.8%
100,000   ECI Telecom Ltd. .......................     3,063
                                                    --------
          DIVERSIFIED MANUFACTURING -- 0.7%
 69,000   Martin Marietta Materials, Inc. ........     2,641
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 6.8%
180,000   AES Corporation.........................    12,330
124,600   Calpine Corporation.....................    13,005
                                                    --------
                                                      25,335
                                                    --------
          ENERGY -- MISCELLANEOUS -- 0.2%
 27,300   Southern Energy, Inc.(!)................       857
                                                    --------
          FINANCE -- MISCELLANEOUS -- 2.4%
253,000   Concord EFS, Inc.(!)....................     8,985
                                                    --------
          HEALTH SERVICES -- 2.2%
397,500   Health Management Associates, Inc.,
            Class A(!)............................     8,273
                                                    --------
          INVESTMENT SERVICES -- 5.9%
150,998   Legg Mason Inc. ........................     8,777
 80,000   Northern Trust Corporation..............     7,110
189,750   Waddell & Reed Financial, Inc. .........     5,882
                                                    --------
                                                      21,769
                                                    --------
          LODGING AND RECREATION -- 0.6%
 60,000   International Speedway Corporation......     2,340
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          MEDICAL DEVICES AND SUPPLIES -- 1.3%
111,200   Stryker Corporation.....................  $  4,775
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS
          EQUIPMENT -- 6.7%
170,000   ADC Telecommunications, Inc. ...........     4,571
117,500   Comverse Technology, Inc. ..............    12,691
 16,500   Corvis Corporation(!)...................     1,007
 16,500   Cosine Communications, Inc.(!)..........       917
 11,000   Exfo Electro-Optical Engineering
          Inc.(!).................................       479
  4,100   Inrange Technologies Corporation(!).....       217
 45,000   Sycamore Networks, Inc. ................     4,860
                                                    --------
                                                      24,742
                                                    --------
          OILFIELD SERVICES -- 6.9%
115,000   BJ Services Company(!)..................     7,028
 74,000   ENSCO International Inc. ...............     2,831
141,500   Global Marine Inc.(!)...................     4,369
 55,000   Grant Prideco Inc.(!)...................     1,207
 65,000   Smith International, Inc.(!)............     5,302
112,000   Weatherford International, Inc.(!)......     4,816
                                                    --------
                                                      25,553
                                                    --------
          PHARMACEUTICALS -- 7.2%
 37,000   Affymetrix, Inc. .......................     1,845
 46,000   Alkermes, Inc.(!).......................     1,777
 60,000   Biogen, Inc.(!).........................     3,660
 35,000   Caliper Technologies Corporation(!).....     2,028
 60,000   MedImmune Inc. .........................     4,635
 50,800   Millennium Pharmaceuticals, Inc. .......     7,420
 82,600   Watson Pharmaceutical, Inc.(!)..........     5,359
                                                    --------
                                                      26,724
                                                    --------
          SEMICONDUCTORS -- 8.3%
 61,000   Altera Corporation......................     2,913
102,000   Linear Technology Corporation...........     6,605
 95,000   Maxim Integrated Products...............     7,641
 83,000   Vitesse Semiconductor Corporation.......     7,381
 70,500   Xilinx, Inc. ...........................     6,037
                                                    --------
                                                      30,577
                                                    --------
          SOFTWARE -- 11.3%
 13,700   AvantGo, Inc.(!)........................       274
116,500   BMC Software, Inc.(!)...................     2,228
 83,000   Check Point Software Technologies.......    13,072
175,000   Citrix Systems, Inc. ...................     3,511
156,700   Convergys Corporation(!)................     6,091
 44,500   E. Piphany, Inc.(!).....................     3,429
 73,000   Intuit Inc. ............................     4,161
 62,500   Jack Henry & Associates.................     2,711
 31,000   Phone.com, Inc. ........................     3,522
 42,000   Quest Software, Inc. ...................     2,609
                                                    --------
                                                      41,608
                                                    --------
          SPECIALTY STORES -- 4.5%
296,000   Bed Bath & Beyond, Inc. ................     7,220
 65,500   Best Buy Company, Inc.(!)...............     4,167
 86,500   Staples Inc.(!).........................     1,227
140,000   The Men's Wearhouse Inc.(!).............     3,964
                                                    --------
                                                      16,578
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations MidCap Growth Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          TELECOMMUNICATIONS SERVICES -- 7.3%
106,925   Allegiance Telecom, Inc.(!).............  $  3,983
 96,000   American Power Conversion
          Corporation(!)..........................     1,842
146,200   Broadwing Inc.(!).......................     3,737
 30,000   Next Level Communication, Inc.(!).......     1,984
165,000   Nextlink Communications, Inc.(!)........     5,806
 70,000   Research In Motion Ltd.(!)..............     6,900
 62,000   Time Warner Telecom, Inc.(!)............     2,995
                                                    --------
                                                      27,247
                                                    --------
          UNIT INVESTMENT TRUST -- 1.5%
 57,000   S&P Mid-Cap 400 Depositary Receipts.....     5,600
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $192,218).......................   351,287
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 22.9%
            (Cost $84,750)
 84,750   Nations Cash Reserves#..................     84,750
                                                     --------
          TOTAL INVESTMENTS
            (Cost $276,968*).............   117.6%    436,037
                                                     --------
          OTHER ASSETS AND
            LIABILITIES (NET)............  (17.6)%
          Cash....................................   $      4
          Receivable for Fund shares sold.........      2,290
          Dividends receivable....................         44
          Interest receivable.....................        131
          Collateral on securities loaned.........    (62,963)
          Investment advisory fee payable.........       (195)
          Administration fee payable..............        (69)
          Shareholder servicing and distribution
            fees payable..........................        (53)
          Payable for investment securities
            purchased.............................     (4,356)
          Accrued Trustees' fees and expenses.....        (37)
          Accrued expenses and other
            liabilities...........................        (50)
                                                     --------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET).................................    (65,254)
                                                     --------
          NET ASSETS.....................   100.0%   $370,783
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
          NET ASSETS CONSIST OF:
          Distributions in excess of net
            investment income.....................   $   (929)
          Accumulated net realized gain on
            investments sold......................     40,387
          Net unrealized appreciation of
            investments...........................    159,069
          Paid-in capital.........................    172,256
                                                     --------
          NET ASSETS..............................   $370,783
                                                     ========
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share
            ($288,307,149 / 13,150,488 shares
            outstanding)..........................     $21.92
                                                       ======
          INVESTOR A SHARES:
          Net asset value and redemption price per
            share ($22,515,225 / 1,057,078 shares
            outstanding)..........................     $21.30
                                                       ======
          Maximum sales charge....................      5.75%
          Maximum offering price per share........     $22.60

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($56,336,159 / 2,865,241 shares
            outstanding)..........................     $19.66
                                                       ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($3,624,126 / 183,369 shares
            outstanding)..........................     $19.76
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $159,069 on investment securities was comprised of gross appreciation of $170,059 and gross depreciation of $10,990 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $276,968.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $62,963.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico 21st Century Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          COMMON STOCKS -- 94.0%
          BROADCASTING AND CABLE -- 2.6%
 55,006   Clear Channel Communications, Inc.(!)...  $  3,108
                                                    --------
          COMMERCIAL BANKING -- 3.5%
 76,312   Citigroup Inc. .........................     4,126
                                                    --------
          COMPUTER SERVICES -- 4.3%
 50,885   America Online Inc. ....................     2,735
 36,588   Automatic Data Processing Inc. .........     2,447
                                                    --------
                                                       5,182
                                                    --------
          COMPUTERS AND OFFICE EQUIPMENT -- 7.4%
 64,476   EMC Corporation.........................     6,391
 20,476   Sun Microsystems, Inc. .................     2,391
                                                    --------
                                                       8,782
                                                    --------
          ELECTRIC POWER -- NON NUCLEAR -- 2.5%
 28,589   Calpine Corporation.....................     2,984
                                                    --------
          ELECTRICAL EQUIPMENT -- 3.1%
 10,000   Cabot Microelectronics Corporation(!)...       480
 43,925   Celestica Inc.(!).......................     3,042
  6,000   TTM Technologies, Inc.(!)...............       141
                                                    --------
                                                       3,663
                                                    --------
          ENERGY -- MISCELLANEOUS -- 2.0%
  5,000   Proton Energy Systems, Inc.(!)..........       143
 70,000   Southern Energy, Inc.(!)................     2,196
                                                    --------
                                                       2,339
                                                    --------
          HEALTH SERVICES -- 0.9%
 33,171   Large Scale Biology Corporation(!)......     1,086
                                                    --------
          INVESTMENT SERVICES -- 2.2%
 40,614   Merrill Lynch & Company Inc. ...........     2,681
                                                    --------
          MEDICAL DEVICES AND SUPPLIES -- 8.5%
 50,000   Cytyc Corporation(!)....................     2,156
 58,861   Guidant Corporation(!)..................     4,161
 70,423   Intermune Pharmaceuticals, Inc.(!)......     3,820
                                                    --------
                                                      10,137
                                                    --------
          NETWORKING AND TELECOMMUNICATIONS
          EQUIPMENT -- 13.5%
 13,357   Avici Systems Inc.(!)...................     1,271
 18,002   Corning Inc. ...........................     5,346
 43,271   Floware Wireless Systems Ltd.(!)........     1,078
 55,000   Liberate Technologies, Inc.(!)..........     1,592
 68,171   Nortel Networks Corporation.............     4,060
 15,000   Vitria Technology, Inc.(!)..............       699
 34,598   Wireless Facilities Inc.(!).............     1,996
                                                    --------
                                                      16,042
                                                    --------

                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
          OILFIELD SERVICES -- 4.7%
 50,093   Cooper Cameron Corporation(!)...........     3,692
 35,266   Halliburton Company.....................     1,726
  3,227   Teekay Shipping Corporation(!)..........       151
                                                    --------
                                                       5,569
                                                    --------
          PHARMACEUTICALS -- 5.1%
 15,000   Genentech, Inc. ........................     2,784
 22,309   Merck & Company, Inc. ..................     1,661
 35,505   Pfizer Inc. ............................     1,596
                                                    --------
                                                       6,041
                                                    --------
          SEMICONDUCTORS -- 18.8%
 65,000   Advanced Micro Devices..................  $  1,536
 56,161   Agilent Technologies Inc.(!)............     2,748
 56,000   Analog Devices, Inc. ...................     4,624
 25,152   Applied Micro Circuits Corporation(!)...     5,209
 86,300   Parthus Technologies plc(!).............       344
 13,089   PMC - Sierra, Inc. .....................     2,817
 35,000   QLogic Corporation......................     3,080
 25,000   Xilinx, Inc. ...........................     2,141
                                                    --------
                                                      22,499
                                                    --------
          SOFTWARE -- 8.0%
 12,698   Adobe Systems Inc. .....................     1,971
 41,896   Exodus Communications, Inc.(!)..........     2,069
 17,237   Interwoven, Inc. .......................     1,949
 27,363   Oracle Corporation......................     2,154
  7,908   Software.Com, Inc.(!)...................     1,435
                                                    --------
                                                       9,578
                                                    --------
          SPECIALTY STORES -- 2.1%
 46,444   Home Depot Inc. ........................     2,464
                                                    --------
          TELECOMMUNICATIONS SERVICES -- 4.8%
 13,910   Level 3 Communications, Inc.(!).........     1,073
 43,613   QUALCOMM Inc. ..........................     3,108
 44,761   Sprint Corporation (PCS Group)..........     1,569
                                                    --------
                                                       5,750
                                                    --------
          TOTAL COMMON STOCKS
            (Cost $103,874).......................   112,031
                                                    --------
PRINCIPAL
 AMOUNT
  (000)
---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.1%
            (Cost $13,298)
            FEDERAL HOME LOAN BANK (FHLB) -- 11.1%
 $13,300    Discount note 10/02/00..................    13,295
                                                      --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Marsico 21st Century Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

SHARES                                              VALUE
 (000)                                              (000)
-----------------------------------------------------------
          INVESTMENT COMPANIES -- 0.0%+
            (Cost $42)
     42   Nations Cash Reserves#................   $     42
                                                   --------
          TOTAL INVESTMENTS               105.1%    125,368
            (Cost $117,214*)...........
                                                   --------
          OTHER ASSETS AND                (5.1)%
            LIABILITIES (NET)..........
          Cash..................................   $    636
          Receivable for investment securities       13,568
            sold................................
          Dividends receivable..................         14
          Prepaid expenses......................         13
          Investment advisory fee payable.......        (73)
          Administration fee payable............        (22)
          Shareholder servicing and distribution        (75)
            fees payable........................
          Payable for investment securities         (20,172)
            purchased...........................
          Accrued Trustees' fees and expenses...         (4)
                                                   --------
          TOTAL OTHER ASSETS AND LIABILITIES         (6,115)
            (NET)...............................
                                                   --------
          NET ASSETS...................   100.0%   $119,253
                                                   ========
          NET ASSETS CONSIST OF:
          Distributions in excess of net           $   (535)
            investment income...................
          Accumulated net realized loss on           (2,192)
            investments sold....................
          Net unrealized appreciation of              8,153
            investments.........................
          Paid-in capital.......................    113,827
                                                   --------
          NET ASSETS............................   $119,253
                                                   ========


                                                    VALUE
-----------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and
            redemption price per share
            ($6,939,429 / 687,485
            shares outstanding).................     $10.09
                                                     ======
          INVESTOR A SHARES:
          Net asset value and redemption price
            per share ($30,346,981 / 3,010,242
            shares outstanding).................     $10.08
                                                     ======

          Maximum sales charge..................       5.75%

          Maximum offering price per share......     $10.70

          INVESTOR B SHARES:
          Net asset value and offering price per
            share(+) ($72,720,646 / 7,239,594
            shares outstanding).................     $10.04
                                                     ======
          INVESTOR C SHARES:
          Net asset value and offering price per
            share(+) ($9,245,940 / 920,463 shares
            outstanding)........................     $10.04
                                                     ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $8,154 on investment securities was comprised of gross appreciation of $13,590 and gross depreciation of $5,436 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $117,214.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMON STOCKS -- 94.3%
            AIRLINES -- 1.2%
  232,600   SkyWest, Inc. .......................  $   11,921
                                                   ----------
            APPAREL AND TEXTILES -- 4.9%
  214,900   Columbia Sportswear Company(!).......       9,859
  381,300   Kenneth Cole Productions, Inc. ......      13,465
  748,050   Quiksilver, Inc.(!)..................      14,399
  629,800   Tefron Ltd.(!).......................       7,400
   98,800   Timberland Company, Class A..........       4,051
                                                   ----------
                                                       49,174
                                                   ----------
            BROADCASTING AND CABLE -- 1.0%
  210,000   Entercom Communications
            Corporation(!).......................       6,287
  310,650   Salem Communications Corporation(!)..       3,941
                                                   ----------
                                                       10,228
                                                   ----------
            COMMERCIAL BANKING -- 3.1%
  203,100   Boston Private Financial Holdings,
            Inc.(!)..............................       3,351
  441,000   City National Corporation............      17,034
  539,000   National Commerce Bancorp............      10,746
                                                   ----------
                                                       31,131
                                                   ----------
            COMMERCIAL SERVICES -- 4.2%
  726,200   AHL Services, Inc.(!)................       6,263
  659,398   Encompass Services Corporation(!)....       5,358
  322,000   Iron Mountain Incorporated(!)........      11,915
      850   Lante Corporation(!).................           4
  363,500   Luminant Worldwide Corporation(!)....       1,079
  206,400   MedQuist Inc.(!).....................       4,167
  324,695   Nova Corporation(!)..................       5,560
  772,400   SCB Computer Technology, Inc.(!).....         502
  144,600   The Profit Recovery Group
            International, Inc.(!)...............       1,428
  412,800   Trammell Crow Company(!).............       6,192
                                                   ----------
                                                       42,468
                                                   ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.0%
  481,912   Avocent Corporation(!)...............      26,566
   65,900   Zebra Technologies Corporation(!)....       3,167
                                                   ----------
                                                       29,733
                                                   ----------
            CONSUMER SERVICES -- 4.6%
  372,200   Blue Rhino Corporation(!)............       1,442
  612,400   Career Education Corporation.........      27,252
  422,000   ITT Educational Services, Inc.(!)....      11,447
   76,200   Macrovision Corporation..............       6,172
                                                   ----------
                                                       46,313
                                                   ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
  262,800   ShopKo Stores, Inc.(!)...............       2,727
                                                   ----------
            DIVERSIFIED ELECTRONICS -- 9.1%
  653,000   Aeroflex, Inc. ......................      31,752
  288,850   Anaren Microwave, Inc. ..............      39,175
  253,100   AstroPower, Inc.(!)..................      10,029
  262,000   Camtek Ltd.(!).......................       2,211
  156,200   Dionex Corporation(!)................       4,315
  100,000   Sipex Corporation(!).................       4,206
                                                   ----------
                                                       91,688
                                                   ----------

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 3.7%
  642,000   Actuant Corporation, Class A(!)......  $    2,528
  209,911   Lennox International Inc. ...........       1,968
  398,500   Plexus Corporation...................      28,094
  603,300   Polymer Group, Inc. .................       4,449
                                                   ----------
                                                       37,039
                                                   ----------
            ELECTRICAL EQUIPMENT -- 1.4%
  283,800   APW Limited(!).......................      13,835
                                                   ----------
            ENERGY -- MISCELLANEOUS -- 1.8%
  383,000   Kinder Morgan Energy Partners,
            L.P. ................................      18,145
    8,700   Proton Energy Systems, Inc.(!).......         249
                                                   ----------
                                                       18,394
                                                   ----------
            FINANCE -- MISCELLANEOUS -- 2.2%
  392,900   Affiliated Managers Group, Inc.(!)...      22,371
                                                   ----------
            HEALTH SERVICES -- 5.7%
  153,800   Aspect Medical Systems, Inc.(!)......       1,903
   22,800   Lifepoint Hospitals, Inc.(!).........         809
  501,600   OrthAlliance, Inc.(!)................       3,072
  691,100   Orthodontic Centers of America(!)....      23,022
  615,450   Province Healthcare Company..........      24,581
  823,600   US Oncology, Inc.(!).................       3,732
                                                   ----------
                                                       57,119
                                                   ----------
            HOUSING AND FURNISHING -- 1.4%
  301,412   Ethan Allen Interiors, Inc. .........       8,533
  195,100   Kaufman & Broad Home Corporation.....       5,256
                                                   ----------
                                                       13,789
                                                   ----------
            INSURANCE -- 1.7%
  276,397   Delphi Financial Group Inc., Class
            A....................................      11,194
  207,900   Triad Guaranty, Inc.(!)..............       6,185
                                                   ----------
                                                       17,379
                                                   ----------
            LODGING AND RECREATION -- 0.8%
  576,150   Station Casinos, Inc. ...............       8,210
                                                   ----------
            MEDICAL DEVICES AND SUPPLIES -- 1.6%
   87,700   Ciphergen Biosystems, Inc.(!)........       2,806
  295,000   Cooper Companies Inc. ...............      10,436
   69,200   Datascope Corporation................       2,318
                                                   ----------
                                                       15,560
                                                   ----------
            METALS AND MINING -- 0.6%
  256,700   Mueller Industries Inc.(!)...........       5,760
                                                   ----------
            NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT -- 12.2%
  229,600   AudioCodes Ltd.(!)...................      19,544
    8,500   Avici Systems Inc.(!)................         809
  247,100   Breezecom Ltd.(!)....................       8,139
  815,300   C-COR Electronics....................      12,484
    8,400   Finisar Corporation..................         406
  140,700   Harmonic Lightwaves, Inc. ...........       3,377
1,017,100   P-Com, Inc.(!).......................       6,738
  315,000   Plantronics Inc. ....................      11,970
  335,000   Proxim, Inc. ........................      14,908
  901,950   REMEC, Inc. .........................      26,550
  379,100   Spectrian Corporation(!).............       5,876
  121,000   Three-Five Systems, Inc. ............       3,539
   46,700   Tollgrade Communications, Inc. ......       6,483
                                                   ----------
                                                      120,823
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            OILFIELD SERVICES -- 2.8%
  600,200   Marine Drilling Companies, Inc.(!)...  $   17,144
  244,700   Precision Drilling Corporation(!)....       8,717
   60,100   UTI Energy Corporation(!)............       2,682
                                                   ----------
                                                       28,543
                                                   ----------
            PHARMACEUTICALS -- 7.4%
  415,600   Allos Therapeutics Inc.(!)...........       3,766
  338,400   Alpharma Inc., Class A...............      20,686
  132,800   Gemini Genomics plc(!)...............       1,909
   54,800   Human Genome Sciences, Inc. .........       9,487
  491,247   Martek Biosciences Corporation(!)....       9,579
  373,100   Shire Pharmaceuticals, ADR(!)........      19,261
  353,579   Vical, Inc.(!).......................       9,149
                                                   ----------
                                                       73,837
                                                   ----------
            RESTAURANTS -- 0.7%
  252,700   Garden Fresh Restaurant
            Corporation(!).......................       2,953
  195,000   Jack in the Box Inc.(!)..............       4,181
                                                   ----------
                                                        7,134
                                                   ----------
            SEMICONDUCTORS -- 5.0%
  278,600   Alpha Industries, Inc. ..............       9,490
   72,000   Cymer, Inc.(!).......................       2,210
  153,800   Oak Technology, Inc.(!)..............       4,210
    8,700   Omnivision Technologies, Inc.(!).....         315
  296,000   RF Micro Devices, Inc. ..............       9,472
  462,800   Sawtek, Inc.(!)......................      17,825
   15,400   SDL, Inc. ...........................       4,763
   27,600   Virata Corporation...................       1,825
                                                   ----------
                                                       50,110
                                                   ----------
            SOFTWARE -- 6.0%
  524,700   Dendrite International, Inc. ........      14,068
  328,865   Hyperion Solutions Corporation(!)....       8,509
    8,600   OTG Software, Inc.(!)................         352
  105,300   Prosoft Private Placement(!).........       1,501
  211,400   ProsoftTraining.Com(!)...............       3,012
  474,250   Rogue Wave Software(!)...............       2,549
  453,200   Segue Software, Inc.(!)..............       3,739
   76,700   Software.Com, Inc.(!)................      13,916
  452,500   TTI Team Telecom International
            Ltd.(!)..............................       9,220
  557,800   USinternetworking, Inc. .............       3,722
                                                   ----------
                                                       60,588
                                                   ----------
            SPECIALTY STORES -- 0.5%
  342,000   Fossil, Inc.(!)......................       4,553
                                                   ----------
            TELECOMMUNICATIONS SERVICES -- 5.5%
  194,600   AirGate PCS, Inc.(!).................       8,733
  321,700   Gilat Communications Ltd.(!).........       3,559
  323,400   Gilat Satellite Networks Ltd.(!).....      24,861
  304,200   PNV.net, Inc.(!).....................         304

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            TELECOMMUNICATIONS -- (CONTINUED)
  818,200   Spectrasite Holdings, Inc.(!)........      15,188
  107,900   Triton PCS Holdings, Inc., Class
            A(!).................................       2,967
                                                   ----------
                                                       55,612
                                                   ----------
            UNIT INVESTMENT TRUST -- 1.9%
  198,100   S&P Mid-Cap 400 Depositary
            Receipts.............................  $   19,463
                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $634,133)....................     945,502
                                                   ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 17.5%
              (Cost $175,153)
  175,153   Nations Cash Reserves#................     175,153
                                                    ----------
            TOTAL INVESTMENTS
              (Cost $809,286*)...........   111.8%   1,120,655
                                                    ----------
            OTHER ASSETS AND
              LIABILITIES (NET)..........  (11.8)%
            Cash..................................  $       29
            Receivable for investment securities
              sold................................      21,832
            Receivable for Fund shares sold.......      13,164
            Dividends receivable..................         192
            Interest receivable...................         232
            Collateral on securities loaned.......    (133,643)
            Payable for Fund shares redeemed......        (324)
            Investment advisory fee payable.......        (696)
            Administration fee payable............        (190)
            Shareholder servicing and distribution
              fees payable........................         (63)
            Payable for investment securities
              purchased...........................     (18,874)
            Accrued Directors' fees and
              expenses............................         (20)
            Accrued expenses and other
              liabilities.........................         (71)
                                                    ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................    (118,432)
                                                    ----------
            NET ASSETS...................   100.0%  $1,002,223
                                                    ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net
              investment income...................  $   (2,626)
            Accumulated net realized gain on
              investments sold....................      72,836
            Net unrealized appreciation of
              investments.........................     311,369
            Paid-in capital.......................     620,644
                                                    ----------
            NET ASSETS............................  $1,002,223
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Small Company Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 2000 (UNAUDITED)


                                                      VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($756,236,458 / 35,671,223 shares
              outstanding)........................      $21.20
                                                        ------
                                                        ------
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($225,961,800 / 10,776,318
              shares outstanding).................      $20.97
                                                        ------
                                                        ------
            Maximum sales charge..................       5.75%
            Maximum offering price per share......      $22.25

            INVESTOR B SHARES:
            Net asset value and offering price per
              share(+) ($16,142,977 / 791,707
              shares outstanding).................      $20.39
                                                        ------
                                                        ------
            INVESTOR C SHARES:
            Net asset value and offering price per
              share(+) ($3,881,242 / 187,859
              shares outstanding).................      $20.66
                                                        ------
                                                        ------

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $311,369 on investment securities was comprised of gross appreciation of $405,844 and gross depreciation of $94,475 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $809,286.

(!) Non-income producing security.

(+) The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $133,643.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank]

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)

For the six months ended September 30, 2000

                                                                 CONVERTIBLE                 BALANCED
                                                                  SECURITIES                  ASSETS
                                                                ----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3, $3, $13,
  $38, $119, $0 and $0, respectively).......................    $        4,561            $          615
Dividends allocated from Portfolio (Net of foreign
  withholding taxes of $0, $0, $0, $0, $0, $11 and $51,
  respectively)+............................................                --                        --
Interest....................................................             3,678                     1,720
Interest allocated from Portfolio+..........................                --                        --
Securities lending..........................................                --                         3
Expenses allocated from Portfolio+..........................                --                        --
                                                                --------------            --------------
    Total investment income.................................             8,239                     2,338
                                                                --------------            --------------
EXPENSES:
Investment advisory fee.....................................             1,263                       310
Administration fee..........................................               447                       110
Transfer agent fees.........................................                62                        18
Custodian fees..............................................                20                        10
Legal and audit fees........................................                34                        32
Registration and filing fees................................                30                        19
Trustees'/Directors' fees and expenses......................                 8                         8
Interest expense............................................                --                        --
Printing expense............................................                48                        50
Other.......................................................                 9                         4
                                                                --------------            --------------
    Subtotal................................................             1,921                       561
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               438                        13
  Investor B Shares.........................................                79                       243
  Investor C Shares.........................................                20                         5
  Seafirst Shares**.........................................                --                        --
                                                                --------------            --------------
    Total expenses..........................................             2,458                       822
Fees waived by investment advisor, administrator and/or
  distributor...............................................               (11)                     (100)
Fees reduced by credits allowed by the custodian............                (7)                       --*
                                                                --------------            --------------
    Net expenses............................................             2,440                       722
                                                                --------------            --------------
NET INVESTMENT INCOME/(LOSS)................................             5,799                     1,616
                                                                --------------            --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................            22,723                       916
  Security transactions allocated from Portfolio+...........                --                        --
  Futures contracts.........................................                --                        --
  Foreign currency and net other assets.....................                --                        --
  Foreign currency and net other assets allocated from
    Portfolio+..............................................                --                        --
                                                                --------------            --------------
Net realized gain/(loss) on investments.....................            22,723                       916
                                                                --------------            --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 10)......................................           (26,185)                     (466)
  Securities allocated from Portfolio (Note 10)+............                --                        --
  Futures contracts.........................................                --                        --
                                                                --------------            --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (26,185)                     (466)
                                                                --------------            --------------
Net realized and unrealized gain/(loss) on investments......            (3,462)                      450
                                                                --------------            --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        2,337            $        2,066
                                                                ==============            ==============

---------------

 *  Amount represents less than $500.

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

 + Allocated from Growth & Income Master Portfolio and Blue Chip Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

        ASSET            EQUITY                           GROWTH &           BLUE
      ALLOCATION         INCOME           VALUE            INCOME            CHIP
--------------------------------------------------------------------------------------
    $        1,235   $        5,472   $       16,701   $           --   $           --
                --               --               --            1,362            4,742
             6,015              358              413               --               --
                --               --               --            1,882              604
                --                1              118               --               --
                --               --               --           (2,754)          (3,473)
    --------------   --------------   --------------   --------------   --------------
             7,250            5,831           17,232              490            1,873
    --------------   --------------   --------------   --------------   --------------
             1,384            1,606            4,728               --               --
               490              670            1,673              412              875
                70               86              256              166              152
                25               24               61               --               --
                48               37               42               28               29
                26               26               29               64               44
                 8                8                9                8                9
                 1                6               19               --               --
                81               50               66               75               65
                16               12               21                9               16
    --------------   --------------   --------------   --------------   --------------
             2,149            2,525            6,904              762            1,190
               234               39              107              230              778
               608              337              575            1,514              422
                13               21               49              183               92
               117               --               --               --              265
    --------------   --------------   --------------   --------------   --------------
             3,121            2,922            7,635            2,689            2,747
              (199)              --               --               --             (283)
                (5)              (4)             (13)              --               --
    --------------   --------------   --------------   --------------   --------------
             2,917            2,918            7,622            2,689            2,464
    --------------   --------------   --------------   --------------   --------------
             4,333            2,913            9,610           (2,199)            (591)
    --------------   --------------   --------------   --------------   --------------
             3,672           25,142          152,330               --               --
                --               --               --          (33,810)          19,899
               (20)              --               --               --               --
                --               --               --               --               --
                --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------
             3,652           25,142          152,330          (33,810)          19,899
    --------------   --------------   --------------   --------------   --------------
            (2,073)         (42,011)        (144,659)              --               --
                --               --               --           (3,689)         (34,716)
              (205)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------
            (2,278)         (42,011)        (144,659)          (3,689)         (34,716)
    --------------   --------------   --------------   --------------   --------------
             1,374          (16,869)           7,671          (37,499)         (14,817)
    --------------   --------------   --------------   --------------   --------------
    $        5,707   $      (13,956)  $       17,281   $      (39,698)  $      (15,408)
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

For the six months ended September 30, 2000

                                                                  STRATEGIC                  CAPITAL
                                                                    GROWTH                    GROWTH
                                                                ----------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $8, $0, $1,
  $0, $3, $0 and $0, respectively)..........................    $        3,121            $        2,161
Dividends allocated from Portfolio (Net of foreign
  withholding taxes of $0, $0, $0, $74, $0, $0 and $0,
  respectively)+............................................                --                        --
Interest....................................................             1,060                       285
Interest allocated from Portfolio+..........................                --                        --
Securities lending..........................................                34                        30
Expenses allocated from Portfolio+..........................                --                        --
                                                                --------------            --------------
    Total investment income.................................             4,215                     2,476
                                                                --------------            --------------
EXPENSES:
Investment advisory fee.....................................             3,837                     2,918
Administration fee..........................................             1,358                     1,032
Transfer agent fees.........................................               141                       146
Custodian fees..............................................                57                        32
Legal and audit fees........................................                39                        38
Registration and filing fees................................                45                        21
Trustees'/Directors' fees and expenses......................                 8                         9
Interest expense............................................                 1                         6
Printing expense............................................                35                        40
Other.......................................................                18                        15
                                                                --------------            --------------
    Subtotal................................................             5,539                     4,257
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                11                        71
  Investor B Shares.........................................                31                       359
  Investor C Shares.........................................                10                        24
                                                                --------------            --------------
    Total expenses..........................................             5,591                     4,711
Fees waived by investment advisor, administrator and/or
  distributor...............................................                --                        --
Fees reduced by credits allowed by the custodian............                (3)                       --*
                                                                --------------            --------------
    Net expenses............................................             5,588                     4,711
                                                                --------------            --------------
NET INVESTMENT INCOME/(LOSS)................................            (1,373)                   (2,235)
                                                                --------------            --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................           (24,745)                  119,573
  Security transactions allocated from Portfolio+...........                --                        --
  Futures contracts.........................................                --                        --
  Foreign currency and net other assets.....................                --                        --
  Foreign currency and net other assets allocated from
    Portfolio+..............................................                --                        --
                                                                --------------            --------------
Net realized gain/(loss) on investments.....................           (24,745)                  119,573
                                                                --------------            --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 10)......................................           (20,128)                 (157,424)
  Securities allocated from Portfolio (Note 10)+............                --                        --
  Futures contracts.........................................                --                        --
                                                                --------------            --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           (20,128)                 (157,424)
                                                                --------------            --------------
Net realized and unrealized gain/(loss) on investments......           (44,873)                  (37,851)
                                                                --------------            --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $      (46,246)           $      (40,086)
                                                                ==============            ==============

---------------

 *  Amount represents less than $500.

 +  Allocated from Focused Equities Master Portfolio.

(a) 21st Century commenced operations on April 10, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                               (UNAUDITED)

      AGGRESSIVE        FOCUSED           MIDCAP            21ST            SMALL
        GROWTH          EQUITIES          GROWTH         CENTURY(a)        COMPANY
--------------------------------------------------------------------------------------
    $          845   $           --   $          358   $          103   $        1,130
                --            4,599               --               --               --
               174               --              602              288            1,755
                --            5,813               --               --               --
                22               --               41               --              126
                --           (9,988)              --               --               --
    --------------   --------------   --------------   --------------   --------------
             1,041              424            1,001              391            3,011
    --------------   --------------   --------------   --------------   --------------
             1,222               --            1,089              333            4,123
               432            1,508              386              105            1,054
                69              646               55               29              133
                20               --               11                6               29
                38               35               35               31               37
                22              132               20               48               28
                 8                8                9                8                8
                --               --               --               --               --
                39              201               35               34               57
                 7               42                6                3               45
    --------------   --------------   --------------   --------------   --------------
             1,857            2,572            1,646              597            5,514
                55              878               27               28              272
               180            4,937              245              270               70
                 6            1,293               14               34               18
    --------------   --------------   --------------   --------------   --------------
             2,098            9,680            1,932              929            5,874
                --               --               --               --             (235)
                (2)              --               (1)              (3)              (2)
    --------------   --------------   --------------   --------------   --------------
             2,096            9,680            1,931              926            5,637
    --------------   --------------   --------------   --------------   --------------
            (1,055)          (9,256)            (930)            (535)          (2,626)
    --------------   --------------   --------------   --------------   --------------
            60,383               --           40,333           (2,192)          75,265
                --         (115,108)              --               --               --
                --               --               --               --               --
                --               --               --               --*              --
                --               (2)              --               --               --
    --------------   --------------   --------------   --------------   --------------
            60,383         (115,110)          40,333           (2,192)          75,265
    --------------   --------------   --------------   --------------   --------------
           (54,771)              --          (18,457)           8,153          (56,796)
                --           24,616               --               --               --
                --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------
           (54,771)          24,616          (18,457)           8,153          (56,796)
    --------------   --------------   --------------   --------------   --------------
             5,612          (90,494)          21,876            5,961           18,469
    --------------   --------------   --------------   --------------   --------------
    $        4,557   $      (99,750)  $       20,946   $        5,426   $       15,843
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                       CONVERTIBLE SECURITIES                            BALANCED ASSETS
                                           -----------------------------------------------        ------------------------------
                                           SIX MONTHS                                              SIX MONTHS
                                             ENDED                                                   ENDED
                                            9/30/00          PERIOD ENDED      PERIOD ENDED         9/30/00          YEAR ENDED
                                          (UNAUDITED)          3/31/00          5/14/99(a)        (UNAUDITED)         3/31/00
                                         ---------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).........    $        5,799     $        7,795    $        2,273     $        1,616    $        2,556
Net realized gain/(loss) on
  investments........................            22,723             69,747            12,894                916             1,268
Net change in unrealized
  appreciation/ (depreciation) of
  investments........................           (26,185)            26,348             6,835               (466)           (3,486)
                                         --------------     --------------    --------------     --------------    --------------
Net increase/(decrease) in net assets
  resulting from operations..........             2,337            103,890            22,002              2,066               338
Distributions to shareholders from
  net investment income:
  Primary A Shares...................              (357)              (204)               --               (674)           (1,132)
  Primary B Shares...................                --                 --            (2,168)                --                --
  Investor A Shares..................            (5,880)            (7,793)              (17)              (190)             (381)
  Investor B Shares..................              (258)              (117)              (21)              (687)           (1,144)
  Investor C Shares..................               (64)               (47)               --                (14)              (27)
  Seafirst Shares**..................                --                 --                --                 --                --
Distributions to shareholders from
  net realized gain on investments:
  Primary A Shares...................            (1,915)              (577)               --                 --                --
  Primary B Shares...................                --                 --                --                 --                --
  Investor A Shares..................           (41,129)           (23,353)               --                 --                --
  Investor B Shares..................            (1,526)              (449)               --                 --                --
  Investor C Shares..................              (400)              (150)               --                 --                --
  Seafirst Shares**..................                --                 --                --                 --                --
Net increase/(decrease) in net assets
  from Fund share transactions.......            60,386            (34,193)          (22,853)           (11,206)          (41,140)
                                         --------------     --------------    --------------     --------------    --------------
Net increase/(decrease) in net
  assets.............................            11,194             37,007            (3,057)           (10,705)          (43,486)
NET ASSETS:
Beginning of period..................           397,384            360,377           363,434            101,215           144,701
                                         --------------     --------------    --------------     --------------    --------------
End of period........................    $      408,578     $      397,384    $      360,377     $       90,510    $      101,215
                                         ==============     ==============    ==============     ==============    ==============
Undistributed net investment
  income/(loss)/(distributions in
  excess of net investment income) at
  end of period......................    $          402     $        1,161    $        1,527     $          184    $          134
                                         ==============     ==============    ==============     ==============    ==============

---------------

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

(a) Represents financial information for the Pacific Horizon Capital Income Fund, which was reorganized into Convertible Securities on May 21, 1999.

(b) Represents financial information for the Pacific Horizon Asset Allocation Fund, which was reorganized into Asset Allocation on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 EQUITY INCOME                         VALUE
                  ASSET ALLOCATION
     ------------------------------------------------   -------------------------------   -------------------------------
       SIX MONTHS                                         SIX MONTHS                        SIX MONTHS
         ENDED                                              ENDED                             ENDED
        9/30/00        PERIOD ENDED     PERIOD ENDED       9/30/00         YEAR ENDED        9/30/00         YEAR ENDED
      (UNAUDITED)        3/31/00         5/14/99(b)      (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00
-------------------------------------------------------------------------------------------------------------------------
     $        4,333   $        7,051   $        1,317   $        2,913   $        7,014   $        9,610   $       10,874
              3,652           23,761            9,905           25,142            8,707          152,330          358,083
             (2,278)           5,470            1,712          (42,011)          16,930         (144,659)        (366,372)
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
              5,707           36,282           12,934          (13,956)          32,651           17,281            2,585
               (249)            (208)              --           (2,398)          (6,631)          (9,155)         (10,165)
                 --               --             (352)              --               --               --               --
             (1,819)          (1,207)             (27)            (115)            (457)            (526)            (456)
               (721)            (937)              (8)             (58)            (334)            (364)             (18)
                (16)             (18)          (1,429)              (4)             (18)             (31)              (1)
             (1,266)          (4,797)              --               --               --               --               --
               (441)            (430)              --               --           (6,078)        (148,103)        (181,165)
                 --               --               --               --               --               --               --
             (2,189)          (2,658)              --               --             (521)         (10,946)         (13,331)
             (3,251)          (3,480)              --               --           (1,172)         (14,726)         (15,816)
                (68)             (64)              --               --              (64)          (1,223)          (1,251)
             (7,246)          (8,339)              --               --               --               --               --
              3,755          116,201              (22)          58,740         (247,899)          22,194         (504,038)
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
             (7,804)         130,345           11,096           42,209         (230,523)        (145,599)        (723,656)
            428,701          298,356          287,260          509,379          739,902        1,518,870        2,242,526
     --------------   --------------   --------------   --------------   --------------   --------------   --------------
     $      420,897   $      428,701   $      298,356   $      551,588   $      509,379   $    1,373,271   $    1,518,870
     ==============   ==============   ==============   ==============   ==============   ==============   ==============
     $          669   $          405   $          499   $          338   $           --   $         (231)  $          234
     ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                   GROWTH & INCOME                                 BLUE CHIP
                                          --------------------------------      -----------------------------------------------
                                            SIX MONTHS                           SIX MONTHS
                                              ENDED                                ENDED
                                             9/30/00           YEAR ENDED         9/30/00         PERIOD ENDED      PERIOD ENDED
                                           (UNAUDITED)         3/31/00(a)       (UNAUDITED)         3/31/00          5/14/99(b)
                                             --------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)..........    $       (2,199)    $       (3,482)   $         (591)   $          163    $          218
Net realized gain/(loss) on
  investments.........................                --             (2,435)#              --                --                --
Net realized gain/(loss) on
  investments allocated from
  Portfolio(+)........................           (33,810)             9,153            19,899            79,588            53,032
Net change in unrealized appreciation/
  (depreciation) of investments.......                --            257,111#               --                --                --
Net change in unrealized appreciation/
  (depreciation) of investments
  allocated from Portfolio(+).........            (3,689)          (121,686)          (34,716)           44,368            10,012
                                          --------------     --------------    --------------    --------------    --------------
Net increase/(decrease) in net assets
  resulting from operations...........           (39,698)           138,661           (15,408)          124,119            63,262
Distributions to shareholders from net
  investment income:
  Primary A Shares....................                --                 --                --               (28)               --
  Primary B Shares....................                --                 --                --                --                --
  Investor A Shares...................                --                 --                --                --                (3)
  Investor B Shares...................                --                 --                --                --                --
  Investor C Shares...................                --                 --                --                --                --
  Seafirst Shares**...................                --                 --                --              (438)             (343)
Distributions to shareholders from net
  realized gain on investments:***
  Primary A Shares....................              (720)              (175)           (2,040)           (2,964)               --
  Primary B Shares....................                --                 --                --                --                --
  Investor A Shares...................            (1,110)              (156)          (22,272)          (34,227)               --
  Investor B Shares...................            (1,968)              (353)           (4,746)           (4,060)               --
  Investor C Shares...................              (236)               (19)           (1,052)           (1,239)               --
  Seafirst Shares**...................                --                 --           (30,470)          (45,811)               --
Net increase/(decrease) in net assets
  from Fund share transactions........            99,152            293,210            48,656            54,280            (4,053)
                                          --------------     --------------    --------------    --------------    --------------
Net increase/(decrease) in net
  assets..............................            55,420            431,168           (27,332)           89,632            58,863
NET ASSETS:
Beginning of period...................           629,279            198,111           993,110           903,478           844,615
                                          --------------     --------------    --------------    --------------    --------------
End of period.........................    $      684,699     $      629,279    $      965,778    $      993,110    $      903,478
                                          ==============     ==============    ==============    ==============    ==============
Undistributed net investment income/
  (loss)/(distributions in excess of
  net investment income) at end of
  period..............................    $       (2,202)    $       (3,481)   $         (520)   $           71    $          152
                                          ==============     ==============    ==============    ==============    ==============

---------------

 **  Seafirst Shares converted into Investor A Shares on June 23, 2000.

*** Amount includes distributions in excess of realized gains in the amount of $3,275 for Aggressive Growth.

  # Amount represents results from operations prior to conversion to master-feeder structure.

(+) Allocated from Growth & Income Master Portfolio and Blue Chip Master Portfolio, respectively.

(a) As of October 8, 1999, Growth & Income converted to a master-feeder structure.

(b) Represents financial information for the Pacific Horizon Blue Chip Fund, which was reorganized into Blue Chip on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

           STRATEGIC GROWTH                   CAPITAL GROWTH                   AGGRESSIVE GROWTH
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/00         YEAR ENDED        9/30/00         YEAR ENDED        9/30/00         YEAR ENDED
     (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00        (UNAUDITED)        3/31/00
-------------------------------------------------------------------------------------------------------
    $       (1,373)  $         (503)  $       (2,235)  $       (4,116)  $       (1,055)  $          100
           (24,745)           2,255          119,573           91,754           60,383           30,721
                --               --               --               --               --               --
           (20,128)         123,466         (157,424)         140,970          (54,771)         (33,570)
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
           (46,246)         125,218          (40,086)         228,608            4,557           (2,749)
                --               --               --               --               --              (82)
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
            (1,357)          (4,912)         (28,070)         (50,238)              --          (48,417)
                --               --               --               --               --               --
               (10)              (4)          (2,198)          (3,711)              --           (7,321)
                (9)              (3)          (2,859)          (4,876)              --           (6,431)
                (3)              (2)            (184)            (309)              --             (220)
                --               --               --               --               --               --
           489,864          485,146           (9,345)         (71,428)         (98,906)         (49,719)
    --------------   --------------   --------------   --------------   --------------   --------------
           442,239          605,443          (82,742)          98,046          (94,349)        (114,939)
           872,266          266,823          958,853          860,807          417,019          531,958
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,314,505   $      872,266   $      876,111   $      958,853   $      322,670   $      417,019
    ==============   ==============   ==============   ==============   ==============   ==============
    $       (1,373)  $           --   $       (2,235)  $           --   $       (1,081)  $          (26)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          FOCUSED EQUITIES
                                                                -------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/00               YEAR ENDED
                                                                 (UNAUDITED)             3/31/00(a)
                                                                -------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $       (9,256)        $     (12,382)
Net realized gain/(loss) on investments.....................                --               (5,148)#
Net realized gain/(loss) on investments allocated from
  Portfolio(+)..............................................          (115,110)                22,127
Net change in unrealized appreciation/(depreciation) of
  investments...............................................                --                40,122#
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio(+)...................            24,616                376,082
                                                                 -------------            -----------
Net increase/(decrease) in net assets resulting from
  operations................................................           (99,750)               420,801
Distributions to shareholders from net investment income:
  Primary A Shares..........................................                --                     --
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................                --                     --
  Investor B Shares.........................................                --                     --
  Investor C Shares.........................................                --                     --
  Seafirst Shares**.........................................                --                     --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................            (1,197)               (1,702)
  Primary B Shares..........................................                --                     --
  Investor A Shares.........................................            (2,627)               (3,761)
  Investor B Shares.........................................            (3,864)               (5,232)
  Investor C Shares.........................................              (993)                 (435)
  Seafirst Shares**.........................................                --                     --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................           429,681              1,194,947
                                                                 -------------            -----------
Net increase/(decrease) in net assets.......................           321,250              1,604,618
NET ASSETS:
Beginning of period.........................................         2,268,260                663,642
                                                                 -------------            -----------
End of period...............................................    $    2,589,510         $    2,268,260
                                                                 =============         ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........    $       (9,256)        $           --
                                                                 =============         ==============

---------------

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

  # Amount represents results from operations prior to conversion to master-feeder structure.

(+) Allocated from Focused Equities Master Portfolio.

(a) As of October 8, 1999, Focused Equities converted to a master-feeder structure.

(b) 21st Century commenced operations on April 10, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                MIDCAP GROWTH                        21ST CENTURY                       SMALL COMPANY
------------------------------------------          --------------          --------------------------------------
      SIX MONTHS                                        PERIOD                SIX MONTHS
        ENDED                                           ENDED                   ENDED
       9/30/00                YEAR ENDED              9/30/00(b)               9/30/00                YEAR ENDED
     (UNAUDITED)               3/31/00               (UNAUDITED)             (UNAUDITED)               3/31/00
------------------------------------------------------------------------------------------------------------------
    $         (930)         $       (1,619)         $         (535)         $       (2,626)         $       (4,427)
            40,333                  45,199                  (2,192)                 75,265                  94,410
                --                      --                      --                      --                      --
           (18,457)                110,683                   8,153                 (56,796)                342,129
                --                      --                      --                      --                      --
    --------------          --------------          --------------          --------------          --------------
            20,946                 154,263                   5,426                  15,843                 432,112
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
                --                      --                      --                      --                      --
           (21,269)                 (7,942)                     --                 (35,298)                   (682)
                --                      --                      --                      --                      --
            (1,682)                   (711)                     --                 (12,377)                   (268)
            (4,087)                 (1,551)                     --                    (799)                    (12)
              (225)                    (71)                     --                    (211)                     (4)
                --                      --                      --                      --                      --
            20,174                 (17,593)                113,827                 124,388                 128,329
    --------------          --------------          --------------          --------------          --------------
            13,857                 126,395                 119,253                  91,546                 559,475
           356,926                 230,531                      --                 910,677                 351,202
    --------------          --------------          --------------          --------------          --------------
    $      370,783          $      356,926          $      119,253          $    1,002,223          $      910,677
    ==============          ==============          ==============          ==============          ==============
    $         (929)         $           --          $         (535)         $       (2,626)         $           --
    ==============          ==============          ==============          ==============          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                      CONVERTIBLE SECURITIES
                                                 SIX MONTHS ENDED
                                                SEPTEMBER 30, 2000         PERIOD ENDED            PERIOD ENDED
                                                   (UNAUDITED)            MARCH 31, 2000         MAY 14, 1999(a)
                                                ------------------      ------------------      ------------------
                                                SHARES    DOLLARS       SHARES    DOLLARS       SHARES    DOLLARS
                                                ------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold........................................     636    $ 12,436         738    $ 13,925          --    $     --
  Issued as reinvestment of dividends.........      22         418          15         284          --          --
  Redeemed....................................     (68)     (1,317)       (136)     (2,464)         --          --
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................     590    $ 11,537         617    $ 11,745          --    $     --
                                                ======    ========      ======    ========      ======    ========
INVESTOR A SHARES:
  Sold........................................     680    $ 13,399         859    $ 16,460         249    $  4,450
  Issued as reinvestment of dividends.........   2,349      43,828       1,556      28,423         110       1,937
  Redeemed....................................  (1,365)    (26,738)     (4,975)    (94,506)     (1,666)    (29,719)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................   1,664    $ 30,489      (2,560)   $(49,623)     (1,307)   $(23,332)
                                                ======    ========      ======    ========      ======    ========
INVESTOR B SHARES:
  Sold........................................     708    $ 13,683         294    $  5,681          52    $    918
  Issued as reinvestment of dividends.........      92       1,713          30         541           1          17
  Redeemed....................................     (38)       (744)        (58)     (1,115)         (6)       (113)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................     762    $ 14,652         266    $  5,107          47    $    822
                                                ======    ========      ======    ========      ======    ========
INVESTOR C SHARES:
  Sold........................................     185    $  3,613          72    $  1,364          23    $    417
  Issued as reinvestment of dividends.........      23         422          11         196           1          21
  Redeemed....................................     (17)       (327)       (158)     (2,982)        (43)       (781)
                                                ------    --------      ------    --------      ------    --------
  Net increase/(decrease).....................     191    $  3,708         (75)   $ (1,422)        (19)   $   (343)
                                                ======    ========      ======    ========      ======    ========
  Total net increase/(decrease)...............   3,207    $ 60,386      (1,752)   $(34,193)     (1,279)   $(22,853)
                                                ======    ========      ======    ========      ======    ========

---------------

(a) Represents financial information for the Pacific Horizon Capital Income Fund, which was reorganized into Convertible Securities on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           BALANCED ASSETS
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................      25    $    250         149    $  1,589
  Issued as reinvestment of dividends.......................      58         580          93         950
  Redeemed..................................................    (274)     (2,825)     (1,371)    (14,441)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (191)   $ (1,995)     (1,129)   $(11,902)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      19    $    196         123    $  1,296
  Issued as reinvestment of dividends.......................      17         173          34         352
  Redeemed..................................................    (156)     (1,595)     (1,072)    (11,093)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (120)   $ (1,226)       (915)   $ (9,445)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      95    $    958         418    $  4,430
  Issued as reinvestment of dividends.......................      65         652         106       1,091
  Redeemed..................................................    (904)     (9,152)     (2,433)    (25,045)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (744)   $ (7,542)     (1,909)   $(19,524)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       5    $     45          23    $    242
  Issued as reinvestment of dividends.......................       1          14           3          27
  Redeemed..................................................     (50)       (502)        (52)       (538)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (44)   $   (443)        (26)   $   (269)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,099)   $(11,206)     (3,979)   $(41,140)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                     SIX MONTHS ENDED
                                                    SEPTEMBER 30, 2000        PERIOD ENDED          PERIOD ENDED
                                                        (UNAUDITED)          MARCH 31, 2000       MAY 14, 1999(a)
                                                    -------------------     -----------------     ----------------
                                                    SHARES     DOLLARS      SHARES   DOLLARS      SHARES   DOLLARS
                                                    --------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold............................................       61   $   1,471        677   $ 15,720        --    $    --
  Issued in exchange for assets of Boatmen's Trust
    Company Balanced Investment Fund (Note 10)....      595      13,617         --         --        --         --
  Issued as reinvestment of dividends.............       23         521         16        366        --         --
  Redeemed........................................     (562)    (13,309)       (55)    (1,271)       --         --
                                                    -------   ---------     ------   --------      ----    -------
  Net increase/(decrease).........................      117   $   2,300        638   $ 14,815        --    $    --
                                                    =======   =========     ======   ========      ====    =======
INVESTOR A SHARES:
  Sold............................................    8,601   $ 198,428        301   $  7,189       129    $ 3,014
  Issued in exchange for:
    A Shares of Time Horizon Portfolio I (Note
      10).........................................       --          --        336      7,832        --         --
    A Shares of Time Horizon Portfolio II (Note
      10).........................................       --          --        489     11,379        --         --
    A Shares of Time Horizon Portfolio III (Note
      10).........................................       --          --        529     12,317        --         --
  Issued as reinvestment of dividends.............      163       3,767        153      3,514        15        338
  Redeemed........................................     (527)    (12,581)    (1,468)   (34,435)     (261)    (6,117)
                                                    -------   ---------     ------   --------      ----    -------
  Net increase/(decrease).........................    8,237   $ 189,614        340   $  7,796      (117)   $(2,765)
                                                    =======   =========     ======   ========      ====    =======
INVESTOR B SHARES:
  Sold............................................      413   $   9,716      1,127   $ 26,086       199    $ 4,627
  Issued in exchange for:
    B Shares of Time Horizon Portfolio I (Note
      10).........................................       --          --      1,063     24,689        --         --
    B Shares of Time Horizon Portfolio II (Note
      10).........................................       --          --      1,381     32,027        --         --
    B Shares of Time Horizon Portfolio III (Note
      10).........................................       --          --      1,641     38,074        --         --
  Issued as reinvestment of dividends.............      151       3,412        159      3,640         1         27
  Redeemed........................................     (374)     (8,840)      (797)   (18,438)       (6)      (130)
                                                    -------   ---------     ------   --------      ----    -------
  Net increase/(decrease).........................      190   $   4,288      4,574   $106,078       194    $ 4,524
                                                    =======   =========     ======   ========      ====    =======
INVESTOR C SHARES:
  Sold............................................       24   $     557         77   $  1,782        26    $   611
  Issued in exchange for:
    K Shares of Time Horizon Portfolio I (Note
      10).........................................       --          --         --*        11        --         --
    K Shares of Time Horizon Portfolio II (Note
      10).........................................       --          --         --*         8        --         --
    K Shares of Time Horizon Portfolio III (Note
      10).........................................       --          --         --*         1        --         --
  Issued as reinvestment of dividends.............        3          80          3         82        --          8
  Redeemed........................................       (7)       (167)       (84)    (1,978)       (7)      (176)
                                                    -------   ---------     ------   --------      ----    -------
  Net increase/(decrease).........................       20   $     470         (4)  $    (94)       19    $   443
                                                    =======   =========     ======   ========      ====    =======
SEAFIRST SHARES:**
  Sold............................................        3   $   1,428        118   $  2,600       211    $ 3,725
  Issued as reinvestment of dividends.............      511       8,511        763     13,135        82      1,428
  Redeemed........................................  (11,904)   (202,856)    (1,584)   (28,129)     (418)    (7,377)
                                                    -------   ---------     ------   --------      ----    -------
  Net increase/(decrease).........................  (11,390)  $(192,917)      (703)  $(12,394)     (125)   $(2,224)
                                                    =======   =========     ======   ========      ====    =======
  Total net increase/(decrease)...................   (2,826)  $   3,755      4,845   $116,201       (29)   $   (22)
                                                    =======   =========     ======   ========      ====    =======

---------------

  * Amount represents less than 500 shares and/or $500, as applicable.

 ** Seafirst Shares converted into Investor A Shares on June 23, 2000.

(a) Represents financial information for the Pacific Horizon Asset Allocation Fund, which was reorganized into Asset Allocation on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              EQUITY INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................      404    $   4,569        3,880    $  45,563
  Issued in exchange for assets of Boatmen's Trust Company
    Equity Income Fund (Note 10)............................    8,529       95,694           --           --
  Issued in exchange for assets of BCA Equity Income Fund
    (Note 10)...............................................    8,236       92,411           --           --
  Issued as reinvestment of dividends.......................        1           14           45          515
  Redeemed..................................................  (10,446)    (118,976)     (20,182)    (237,504)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    6,724    $  73,712      (16,257)   $(191,426)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,499    $  16,914          516    $   6,159
  Issued as reinvestment of dividends.......................        9          100           76          886
  Redeemed..................................................   (1,811)     (20,452)      (2,210)     (26,050)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (303)   $  (3,438)      (1,618)   $ (19,005)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       37    $     424          160    $   1,918
  Issued as reinvestment of dividends.......................        5           54          124        1,422
  Redeemed..................................................   (1,003)     (11,373)      (3,384)     (39,252)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (961)   $ (10,895)      (3,100)   $ (35,912)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       11    $     122           19    $     226
  Issued as reinvestment of dividends.......................       --*           3            7           82
  Redeemed..................................................      (66)        (764)        (158)      (1,864)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (55)   $    (639)        (132)   $  (1,556)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    5,405    $  58,740      (21,107)   $(247,899)
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                  VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    8,976    $ 125,509        6,945    $ 118,586
  Issued in exchange for assets of Boatmen's Trust Company
    Equity Value Fund (Note 10).............................    8,401      119,967           --           --
  Issued in exchange for assets of Bank IV Kansas Stock Fund
    (Note 10)...............................................    3,322       47,444           --           --
  Issued as reinvestment of dividends.......................    5,378       75,376        4,592       79,800
  Redeemed..................................................  (23,514)    (340,638)     (38,909)    (661,959)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    2,563    $  27,658      (27,372)   $(463,573)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,227    $  17,908        3,144    $  54,395
  Issued as reinvestment of dividends.......................      711        9,962          702       12,174
  Redeemed..................................................   (2,221)     (32,522)      (5,568)     (94,505)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (283)   $  (4,652)      (1,722)   $ (27,936)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      157    $   2,258          968    $  17,110
  Issued as reinvestment of dividends.......................    1,046       14,399          889       15,224
  Redeemed..................................................   (1,262)     (18,210)      (2,666)     (44,195)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (59)   $  (1,553)        (809)   $ (11,861)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       41    $     589          105    $   1,806
  Issued as reinvestment of dividends.......................       88        1,215           71        1,219
  Redeemed..................................................      (75)      (1,063)        (221)      (3,693)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       54    $     741          (45)   $    (668)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    2,275    $  22,194      (29,948)   $(504,038)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           GROWTH & INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,153    $ 41,894       6,082    $110,230
  Issued as reinvestment of dividends.......................      18         337           7         118
  Redeemed..................................................  (1,895)    (37,189)     (4,363)    (78,685)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     276    $  5,042       1,726    $ 31,663
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   3,914    $ 75,578       6,807    $128,700
  Issued as reinvestment of dividends.......................      58       1,063           6          95
  Redeemed..................................................  (1,677)    (32,953)     (1,580)    (28,598)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,295    $ 43,688       5,233    $100,197
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   2,874    $ 55,496       8,825    $156,540
  Issued as reinvestment of dividends.......................     101       1,838          21         328
  Redeemed..................................................    (799)    (15,549)     (1,190)    (21,099)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,176    $ 41,785       7,656    $135,769
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     583    $ 11,337       1,506    $ 27,336
  Issued as reinvestment of dividends.......................      12         217           1          15
  Redeemed..................................................    (149)     (2,917)        (94)     (1,770)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     446    $  8,637       1,413    $ 25,581
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   5,193    $ 99,152      16,028    $293,210
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           BLUE CHIP
                                               SIX MONTHS ENDED
                                              SEPTEMBER 30, 2000          PERIOD ENDED             PERIOD ENDED
                                                 (UNAUDITED)             MARCH 31, 2000          MAY 14, 1999(a)
                                             --------------------      -------------------      ------------------
                                             SHARES      DOLLARS       SHARES     DOLLARS       SHARES    DOLLARS
                                             ---------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold.....................................      212    $   7,382       1,263    $  45,270         --     $     --
  Issued as reinvestment of dividends......       30          999          33        1,102         --           --
  Redeemed.................................     (131)      (4,668)       (321)     (11,193)        --           --
                                             -------    ---------      ------    ---------       ----     --------
  Net increase/(decrease)..................      111    $   3,713         975    $  35,179         --     $     --
                                             =======    =========      ======    =========       ====     ========
INVESTOR A SHARES:
  Sold.....................................   13,711    $ 471,024       1,493    $  53,082        520     $ 18,418
  Issued as reinvestment of dividends......      603       20,373         914       30,421         --            6
  Redeemed.................................   (1,234)     (43,607)     (3,608)    (128,588)      (721)     (25,590)
                                             -------    ---------      ------    ---------       ----     --------
  Net increase/(decrease)..................   13,080    $ 447,790      (1,201)   $ (45,085)      (201)    $ (7,166)
                                             =======    =========      ======    =========       ====     ========
INVESTOR B SHARES:
  Sold.....................................      714    $  24,748       1,525    $  53,125        210     $  7,461
  Issued as reinvestment of dividends......      135        4,507         117        3,877         --           --
  Redeemed.................................     (168)      (5,821)       (177)      (5,879)        (9)        (311)
                                             -------    ---------      ------    ---------       ----     --------
  Net increase/(decrease)..................      681    $  23,434       1,465    $  51,123        201     $  7,150
                                             =======    =========      ======    =========       ====     ========
INVESTOR C SHARES:
  Sold.....................................      125    $   4,305         296    $  10,373         58     $  2,048
  Issued as reinvestment of dividends......       31        1,043          37        1,233         --           --
  Redeemed.................................      (37)      (1,258)       (288)     (10,175)       (37)      (1,319)
                                             -------    ---------      ------    ---------       ----     --------
  Net increase/(decrease)..................      119    $   4,090          45    $   1,431         21     $    729
                                             =======    =========      ======    =========       ====     ========
SEAFIRST SHARES:*
  Sold.....................................       45    $   1,381         273    $   8,531        350     $ 10,944
  Issued as reinvestment of dividends......    1,047       30,470       1,597       46,245         11          343
  Redeemed.................................  (15,610)    (462,222)     (1,389)     (43,144)      (513)     (16,053)
                                             -------    ---------      ------    ---------       ----     --------
  Net increase/(decrease)..................  (14,518)   $(430,371)        481    $  11,632       (152)    $ (4,766)
                                             =======    =========      ======    =========       ====     ========
  Total net increase/(decrease)............     (527)   $  48,656       1,765    $  54,280       (131)    $ (4,053)
                                             =======    =========      ======    =========       ====     ========

---------------

 *  Seafirst Shares converted into Investor A Shares on June 23, 2000.

(a) Represents financial information for the Pacific Horizon Blue Chip Fund, which was reorganized into Blue Chip on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           STRATEGIC GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2000
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  16,292    $265,977      36,734    $556,572
  Issued in exchange for assets of BCA Diversified Stock
    Fund (Note 10)..........................................  19,506     307,415          --          --
  Issued as reinvestment of dividends.......................       8         130          38         543
  Redeemed..................................................  (5,886)    (96,040)     (5,508)    (83,129)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  29,920    $477,482      31,264    $473,986
                                                              ======    ========      ======    ========
INVESTOR A SHARES:+
  Sold......................................................     754    $ 12,312         365    $  5,684
  Issued as reinvestment of dividends.......................       1           9          --*          3
  Redeemed..................................................    (245)     (3,979)        (41)       (630)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     510    $  8,342         324    $  5,057
                                                              ======    ========      ======    ========
INVESTOR B SHARES:+
  Sold......................................................     239    $  3,888         301    $  4,692
  Issued as reinvestment of dividends.......................       1           8          --*          3
  Redeemed..................................................     (35)       (588)         (9)       (145)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     205    $  3,308         292    $  4,550
                                                              ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold......................................................      48    $    779         101    $  1,555
  Issued as reinvestment of dividends.......................      --*          3          --*          2
  Redeemed..................................................      (3)        (50)         --*         (4)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      45    $    732         101    $  1,553
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  30,680    $489,864      31,981    $485,146
                                                              ======    ========      ======    ========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

+ Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             CAPITAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2000
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   7,996    $ 109,513       10,051    $ 130,555
  Issued as reinvestment of dividends.......................     842       11,154        1,564       18,939
  Redeemed..................................................  (9,268)    (129,141)     (16,881)    (216,390)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................    (430)   $  (8,474)      (5,266)   $ (66,896)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   7,833    $ 104,864       12,595    $ 159,304
  Issued as reinvestment of dividends.......................     138        1,803          268        3,217
  Redeemed..................................................  (8,066)    (108,207)     (13,011)    (164,173)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     (95)   $  (1,540)        (148)   $  (1,652)
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     206    $   2,626          462    $   5,452
  Issued as reinvestment of dividends.......................     226        2,779          418        4,739
  Redeemed..................................................    (407)      (5,188)      (1,117)     (13,279)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      25    $     217         (237)   $  (3,088)
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      38    $     488           68    $     824
  Issued as reinvestment of dividends.......................      13          167           26          299
  Redeemed..................................................     (16)        (203)         (74)        (915)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      35    $     452           20    $     208
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................    (465)   $  (9,345)      (5,631)   $ (71,428)
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           AGGRESSIVE GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2000
                                                              -------------------      -------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     296    $  16,534       3,001    $  77,380
  Issued in exchange for assets of BCA Retail Trust Equity
    Fund (Note 10)..........................................   1,485       28,949          --           --
  Issued as reinvestment of dividends.......................      --           --       1,774       37,908
  Redeemed..................................................  (5,892)    (132,585)     (6,497)    (150,271)
                                                              ------    ---------      ------    ---------
  Net increase/(decrease)...................................  (4,111)   $ (87,102)     (1,722)   $ (34,983)
                                                              ======    =========      ======    =========
INVESTOR A SHARES:
  Sold......................................................     972    $  19,918       2,593    $  57,533
  Issued as reinvestment of dividends.......................      --           --         318        6,776
  Redeemed..................................................  (1,230)     (25,152)     (3,479)     (75,702)
                                                              ------    ---------      ------    ---------
  Net increase/(decrease)...................................    (258)   $  (5,234)       (568)   $ (11,393)
                                                              ======    =========      ======    =========
INVESTOR B SHARES:
  Sold......................................................      22    $     413         369    $   9,218
  Issued as reinvestment of dividends.......................      --           --         304        6,194
  Redeemed..................................................    (343)      (6,613)       (900)     (18,890)
                                                              ------    ---------      ------    ---------
  Net increase/(decrease)...................................    (321)   $  (6,200)       (227)   $  (3,478)
                                                              ======    =========      ======    =========
INVESTOR C SHARES:
  Sold......................................................       2    $      29          25    $     577
  Issued as reinvestment of dividends.......................      --           --          10          218
  Redeemed..................................................     (20)        (399)        (31)        (660)
                                                              ------    ---------      ------    ---------
  Net increase/(decrease)...................................     (18)   $    (370)          4    $     135
                                                              ======    =========      ======    =========
  Total net increase/(decrease).............................  (4,708)   $ (98,906)     (2,513)   $ (49,719)
                                                              ======    =========      ======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             FOCUSED EQUITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2000
                                                              -------------------      ---------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  16,996    $ 352,747       19,546    $  392,072
  Issued as reinvestment of dividends.......................      29          574           53           923
  Redeemed..................................................  (9,004)    (185,504)     (11,452)     (235,823)
                                                              ------    ---------      -------    ----------
  Net increase/(decrease)...................................   8,021    $ 167,817        8,147    $  157,172
                                                              ======    =========      =======    ==========
INVESTOR A SHARES:
  Sold......................................................  11,014    $ 225,675       23,689    $  469,267
  Issued as reinvestment of dividends.......................     128        2,494          189         3,274
  Redeemed..................................................  (5,878)    (121,011)      (7,516)     (147,452)
                                                              ------    ---------      -------    ----------
  Net increase/(decrease)...................................   5,264    $ 107,158       16,362    $  325,089
                                                              ======    =========      =======    ==========
INVESTOR B SHARES:
  Sold......................................................   7,331    $ 149,914       29,697    $  567,819
  Issued as reinvestment of dividends.......................     188        3,603          281         4,822
  Redeemed..................................................  (2,348)     (48,093)      (3,330)      (63,436)
                                                              ------    ---------      -------    ----------
  Net increase/(decrease)...................................   5,171    $ 105,424       26,648    $  509,205
                                                              ======    =========      =======    ==========
INVESTOR C SHARES:
  Sold......................................................   3,277    $  67,245       10,976    $  217,458
  Issued as reinvestment of dividends.......................      48          925           16           285
  Redeemed..................................................    (916)     (18,888)        (730)      (14,262)
                                                              ------    ---------      -------    ----------
  Net increase/(decrease)...................................   2,409    $  49,282       10,262    $  203,481
                                                              ======    =========      =======    ==========
  Total net increase/(decrease).............................  20,865    $ 429,681       61,419    $1,194,947
                                                              ======    =========      =======    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              MIDCAP GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2000
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,803    $  36,941        1,226    $  23,013
  Issued as reinvestment of dividends.......................     809       14,957          362        5,621
  Redeemed..................................................  (2,044)     (40,661)      (2,368)     (37,950)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     568    $  11,237         (780)   $  (9,316)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   5,993    $ 118,158       13,817    $ 222,914
  Issued as reinvestment of dividends.......................      76        1,370           45          688
  Redeemed..................................................  (6,052)    (119,222)     (14,206)    (228,626)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      17    $     306         (344)   $  (5,024)
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     361    $   6,765          191    $   3,200
  Issued as reinvestment of dividends.......................     238        3,954          107        1,516
  Redeemed..................................................    (167)      (3,079)        (572)      (8,217)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     432    $   7,640         (274)   $  (3,501)
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      62    $   1,140           57    $     944
  Issued as reinvestment of dividends.......................      12          211            5           70
  Redeemed..................................................     (19)        (360)         (46)        (766)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      55    $     991           16    $     248
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................   1,072    $  20,174       (1,382)   $ (17,593)
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 21ST CENTURY
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2000
                                                                 (UNAUDITED)
                                                              ------------------
                                                              SHARES    DOLLARS
                                                              ------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................     925    $  8,910
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................    (238)     (2,433)
                                                              ------    --------
  Net increase/(decrease)...................................     687    $  6,477
                                                              ======    ========
INVESTOR A SHARES:+
  Sold......................................................   3,190    $ 30,753
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................    (180)     (1,739)
                                                              ------    --------
  Net increase/(decrease)...................................   3,010    $ 29,014
                                                              ======    ========
INVESTOR B SHARES:+
  Sold......................................................   7,403    $ 71,085
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................    (163)     (1,574)
                                                              ------    --------
  Net increase/(decrease)...................................   7,240    $ 69,511
                                                              ======    ========
INVESTOR C SHARES:+
  Sold......................................................     954    $  9,140
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................     (33)       (315)
                                                              ------    --------
  Net increase/(decrease)...................................     921    $  8,825
                                                              ======    ========
  Total net increase/(decrease).............................  11,858    $113,827
                                                              ======    ========

---------------

+ 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2000
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   13,243    $ 266,599       19,767    $ 320,356
  Issued in exchange for assets of Boatmen's Trust Company
    Managed Small Capitalization Fund (Note 10).............    4,939       88,407           --           --
  Issued as reinvestment of dividends.......................    1,440       25,020           35          524
  Redeemed..................................................  (12,541)    (250,656)     (19,725)    (312,274)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    7,081    $ 129,370           77    $   8,606
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   18,861    $ 369,347       22,290    $ 343,670
  Issued in exchange for A Shares of Pacific Horizon
    Aggressive Growth Fund (Note 10)........................       --           --       12,965      159,453
  Issued as reinvestment of dividends.......................      680       11,678           17          250
  Redeemed..................................................  (19,701)    (389,547)     (25,748)    (386,849)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (160)   $  (8,522)       9,524    $ 116,524
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      182    $   3,562          248    $   4,544
  Issued in exchange for B Shares of Pacific Horizon
    Aggressive Growth Fund (Note 10)........................       --           --           49          591
  Issued as reinvestment of dividends.......................       44          741            1           12
  Redeemed..................................................      (66)      (1,268)        (124)      (1,696)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      160    $   3,035          174    $   3,451
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       40    $     785           62    $   1,002
  Issued in exchange for K Shares of Pacific Horizon
    Aggressive Growth Fund (Note 10)........................       --           --          337        4,122
  Issued as reinvestment of dividends.......................       12          205           --*           4
  Redeemed..................................................      (25)        (485)        (409)      (5,380)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       27    $     505          (10)   $    (252)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    7,108    $ 124,388        9,765    $ 128,329
                                                              =======    =========      =======    =========

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $22.18         $0.32           $(0.32)          $ 0.00          $(0.34)       $(2.49)
Period ended 3/31/2000***#...........     18.15          0.42             5.52             5.94           (0.50)        (1.41)
INVESTOR A SHARES*
Six months ended 9/30/2000#
  (unaudited)........................    $22.17         $0.30           $(0.32)          $(0.02)         $(0.32)       $(2.49)
Period ended 3/31/2000#..............     18.31          0.46             5.26             5.72           (0.45)        (1.41)
Period ended 5/14/1999...............     17.34          0.12             0.96             1.08           (0.11)           --
Year ended 2/28/1999.................     17.28          0.51             0.25             0.76           (0.52)        (0.18)
Year ended 2/28/1998.................     17.35          0.58             2.89             3.47           (0.59)        (2.95)
Year ended 2/28/1997**...............     16.42          0.57             2.34             2.91           (0.57)        (1.41)
Year ended 2/29/1996.................     13.65          0.62             2.84             3.46           (0.69)           --
INVESTOR B SHARES*
Six months ended 9/30/2000#
  (unaudited)........................    $22.06         $0.21           $(0.29)          $(0.08)         $(0.27)       $(2.49)
Period ended 3/31/2000#..............     18.27          0.44             5.12             5.56           (0.36)        (1.41)
Period ended 5/14/1999...............     17.30          0.09             0.96             1.05           (0.27)           --
Period ended 2/28/1999***............     17.67          0.22            (0.17)            0.05           (0.24)        (0.18)
INVESTOR C SHARES*
Six months ended 9/30/2000#
  (unaudited)........................    $22.23         $0.21           $(0.30)          $(0.09)         $(0.27)       $(2.49)
Period ended 3/31/2000#..............     18.35          0.38             5.22             5.60           (0.31)        (1.41)
Period ended 5/14/1999...............     17.37          0.10             0.97             1.07           (0.09)           --
Year ended 2/28/1999.................     17.24          0.40             0.31             0.71           (0.40)        (0.18)
Year ended 2/28/1998.................     17.30          0.48             2.89             3.37           (0.48)        (2.95)
Period ended 2/28/1997***............     16.24          0.32             2.43             2.75           (0.28)        (1.41)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.

*** Convertible Securities Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and October 21, 1996, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(2.83)         $19.35         0.70%     $ 23,366       0.98%+(a)        3.26%+           31%          0.99%+(a)
    (1.91)          22.18        35.21        13,688       0.97+(b)         2.21+            65          0.98+

   $(2.81)         $19.34         0.53%     $354,494       1.23%+(a)        3.01%+           31%          1.24%+(a)
    (1.86)          22.17        33.68       369,488       1.22+(b)         1.96+            65           1.23+
    (0.11)          18.31         6.25       352,000       1.30+            3.07+            16           1.32+
    (0.70)          17.34         4.64       356,000       1.15(a)          2.97             66           1.16(a)
    (3.54)          17.28        21.54       391,000       1.10(a)          3.35             69           1.12(a)
    (1.98)          17.35        18.53       309,000       1.18(a)          3.40            124           1.19(a)
    (0.69)          16.42        25.96       247,000       1.23(a)          4.05             57           1.26(a)

   $(2.76)         $19.22         0.21%     $ 24,368       1.98%+(a)        2.26%+           31%          1.99%+(a)
    (1.77)          22.06        32.76        11,175       1.97+(b)         1.21+            65           1.98+
    (0.08)          18.27         6.10         4,000       2.06+            2.34+            16           2.08+
    (0.42)          17.30         0.44         3,000       1.96+(a)         2.14+            66           1.97(a)+

   $(2.76)         $19.38         0.15%     $  6,350       1.98%+(a)        2.26%+           31%          1.99%+(a)
    (1.72)          22.23        32.81         3,033       1.97+(b)         1.21+            65           1.98+
    (0.09)          18.35         6.17         4,000       1.80+            2.56+            16           2.07+
    (0.58)          17.37         4.29         4,000       1.65(a)          2.45             66           1.91(a)
    (3.43)          17.24        20.97         3,000       1.60             2.85             69           1.86
    (1.69)          17.30        17.47         1,000       1.66+            2.85+           124           1.91+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
BALANCED ASSETS
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.17         $0.20           $ 0.05           $ 0.25          $(0.20)       $   --
Year ended 3/31/2000#................     10.39          0.30            (0.22)            0.08           (0.30)           --
Year ended 3/31/1999#................     11.49          0.26            (0.39)           (0.13)          (0.23)        (0.74)
Year ended 3/31/1998.................     11.15          0.29             2.68             2.97           (0.29)        (2.34)
Year ended 3/31/1997.................     11.65          0.39             1.03             1.42           (0.38)        (1.54)
Period ended 3/31/1996*..............     12.68          0.11             0.45             0.56           (0.18)        (1.41)
Year ended 11/30/1995................     10.44          0.38             2.21             2.59           (0.33)        (0.02)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.16         $0.19           $ 0.05           $ 0.24          $(0.19)       $   --
Year ended 3/31/2000#................     10.38          0.24            (0.19)            0.05           (0.27)           --
Year ended 3/31/1999#................     11.47          0.23            (0.38)           (0.15)          (0.20)        (0.74)
Year ended 3/31/1998.................     11.13          0.27             2.68             2.95           (0.27)        (2.34)
Year ended 3/31/1997.................     11.64          0.34             1.05             1.39           (0.36)        (1.54)
Period ended 3/31/1996*..............     12.66          0.11             0.45             0.56           (0.17)        (1.41)
Year ended 11/30/1995................     10.42          0.34             2.23             2.57           (0.31)        (0.02)
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.14         $0.15           $ 0.05           $ 0.20          $(0.15)       $   --
Year ended 3/31/2000#................     10.36          0.17            (0.20)           (0.03)          (0.19)           --
Year ended 3/31/1999#................     11.45          0.15            (0.38)           (0.23)          (0.12)        (0.74)
Year ended 3/31/1998.................     11.11          0.19             2.68             2.87           (0.19)        (2.34)
Year ended 3/31/1997.................     11.62          0.29             1.04             1.33           (0.30)        (1.54)
Period ended 3/31/1996*..............     12.63          0.09             0.45             0.54           (0.14)        (1.41)
Year ended 11/30/1995................     10.40          0.28             2.22             2.50           (0.25)        (0.02)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $10.10         $0.15           $ 0.05           $ 0.20          $(0.15)       $   --
Year ended 3/31/2000#................     10.32          0.17            (0.20)           (0.03)          (0.19)           --
Year ended 3/31/1999#................     11.41          0.15            (0.38)           (0.23)          (0.12)        (0.74)
Year ended 3/31/1998.................     11.08          0.20             2.67             2.87           (0.20)        (2.34)
Year ended 3/31/1997.................     11.60          0.33             1.02             1.35           (0.33)        (1.54)
Period ended 3/31/1996*..............     12.61          0.09             0.45             0.54           (0.14)        (1.41)
Year ended 11/30/1995................     10.38          0.26             2.21             2.47           (0.22)        (0.02)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.20)         $10.22         2.50%     $ 34,075       0.96%+(a)        3.93%+           64%          1.17%+(a)
    (0.30)          10.17         0.73        35,850       1.01(a)(b)       2.61            103           1.15(a)
    (0.97)          10.39        (1.20)       48,373       1.00(a)(b)       2.43            126           1.00(a)
    (2.63)          11.49        30.35        20,299       1.08(a)(b)       2.70            276           1.08(a)
    (1.92)          11.15        12.50       135,731       1.00(a)          3.31            264           1.00(a)
    (1.59)          11.65         4.90       164,215       1.00+            2.91+            83           1.00+
    (0.35)          12.68        25.27       163,198       0.99             3.25            174           0.99

   $(0.19)         $10.21         2.37%     $ 10,070       1.21%+(a)        3.68%+           64%          1.42%+(a)
    (0.27)          10.16         0.47        11,240       1.26(a)(b)       2.36            103           1.40(a)
    (0.94)          10.38        (1.36)       20,979       1.25(a)(b)       2.18            126           1.25(a)
    (2.61)          11.47        30.13        16,009       1.33(a)(b)       2.45            276           1.33(a)
    (1.90)          11.13        12.18         9,075       1.25(a)          3.06            264           1.25(a)
    (1.58)          11.64         4.86         6,261       1.25+            2.66+            83           1.25+
    (0.33)          12.66        25.01         5,276       1.24             3.00            174           1.24

   $(0.15)         $10.19         1.99%     $ 45,489       1.96%+(a)        2.93%+           64%          2.17%+(a)
    (0.19)          10.14        (0.30)       52,810       2.01(a)(b)       1.61            103           2.15(a)
    (0.86)          10.36        (2.13)       73,735       2.00(a)(b)       1.43            126           2.00(a)
    (2.53)          11.45        29.35        78,813       2.00(a)(b)       1.78            276           2.00(a)
    (1.84)          11.11        11.62        64,058       1.75(a)          2.56            264           1.75(a)
    (1.55)          11.62         4.69        65,764       1.75+            2.16+            83           1.75+
    (0.27)          12.63        24.35        62,275       1.74             2.50            174           1.74

   $(0.15)         $10.15         1.96%     $    876       1.96%+(a)        2.93%+           64%          2.17%+(a)
    (0.19)          10.10        (0.27)        1,315       2.01(a)(b)       1.61            103           2.15(a)
    (0.86)          10.32        (2.17)        1,614       2.00(a)(b)       1.43            126           2.00(a)
    (2.54)          11.41        29.43         1,947       1.91(a)(b)       1.87            276           1.91(a)
    (1.87)          11.08        11.85         1,396       1.50(a)          2.81            264           1.50(a)
    (1.55)          11.60         4.71         1,187       1.62+            2.29+            83           1.62+
    (0.24)          12.61        24.03           992       1.99             2.25            174           1.99

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)........................    $24.35         $0.29           $0.03             $0.32          $(0.25)       $(0.65)
Period ended 3/31/2000***#...........     23.06          0.49            1.93              2.42           (0.41)        (0.72)
INVESTOR A SHARES*,****
Six months ended 9/30/2000#
  (unaudited)........................    $24.35         $0.25           $0.04             $0.29          $(0.23)       $(0.65)
Period ended 3/31/2000#..............     23.40          0.43            1.59              2.02           (0.35)        (0.72)
Period ended 5/14/1999...............     22.50          0.10            0.91              1.01           (0.11)           --
Year ended 2/28/1999.................     21.41          0.55            2.48              3.03           (0.45)        (1.49)
Year ended 2/28/1998.................     19.40          0.52            3.72              4.24           (0.47)        (1.76)
Year ended 2/28/1997**...............     17.52          0.48            2.50              2.98           (0.46)        (0.64)
Year ended 2/29/1996.................     15.15          0.52            2.86              3.38           (0.53)        (0.48)
INVESTOR B SHARES*
Six months ended 9/30/2000#
  (unaudited)........................    $24.24         $0.17           $0.03             $0.20          $(0.14)       $(0.65)
Period ended 3/31/2000#..............     23.32          0.47            1.39              1.86           (0.22)        (0.72)
Period ended 5/14/1999...............     22.45          0.06            0.89              0.95           (0.08)           --
Period ended 2/28/1999***............     23.17          0.22            0.75              0.97           (0.20)        (1.49)
INVESTOR C SHARES*
Six months ended 9/30/2000#
  (unaudited)........................    $24.27         $0.17           $0.02             $0.19          $(0.14)       $(0.65)
Period ended 3/31/2000#..............     23.33          0.42            1.43              1.85           (0.19)        (0.72)
Period ended 5/14/1999...............     22.45          0.05            0.92              0.97           (0.09)           --
Year ended 2/28/1999.................     21.36          0.44            2.49              2.93           (0.35)        (1.49)
Year ended 2/28/1998.................     19.40          0.41            3.66              4.07           (0.36)        (1.75)
Period ended 2/28/1997***............     17.23          0.19            2.80              2.99           (0.18)        (0.64)

---------------

   + Annualized.

  ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

   * The financial information for the fiscal periods through May 14, 1999 reflect the Financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment, sub-adviser became Banc of America Capital Management, Inc.

  ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 *** Asset Allocation Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and July 22, 1996, respectively.

**** Seafirst Shares converted into Investor A Shares on June 23, 2000.

   # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.90)         $23.77         1.45%     $ 17,934       0.96%+(a)(b)      2.44%+          36%          1.01%+(a)
    (1.13)          24.35        10.88        15,532       0.95+(a)(b)       1.85+           84           1.02+(a)

   $(0.88)         $23.76         1.29%     $277,104       1.21%+(a)(b)      2.19%+          36%          1.26%+(a)
    (1.07)          24.35         8.99        83,412       1.20+(a)(b)       1.60+           84           1.27+(a)
    (0.11)          23.40         4.50        72,000       1.18+             2.01+           20           1.20+
    (1.94)          22.50        14.72        72,000       0.94              2.64           114           0.94
    (2.23)          21.41        23.07        49,000       1.03              2.67            67           1.09
    (1.10)          19.40        17.64        35,000       1.25              2.59           116           1.94
    (1.01)          17.52        22.80        22,000       0.62              3.49           157           2.92

   $(0.79)         $23.65         0.94%     $123,135       1.96%+(a)(b)      1.44%+          36%          2.01%+(a)
    (0.94)          24.24         8.31       121,644       1.95+(a)(b)       0.85+           84           2.02+(a)
    (0.08)          23.32         4.26        10,000       1.95+             1.26+           20           1.97+
    (1.69)          22.45         4.59         6,000       1.74+             1.92+          114           1.74

   $(0.79)         $23.67         0.91%     $  2,724       1.96%+(a)(b)      1.44%+          36%          2.01%+(a)
    (0.91)          24.27         8.24         2,305       1.95+(a)(b)       0.85+           84           2.02+(a)
    (0.09)          23.33         4.31         2,000       1.67+             1.52+           20           1.96+
    (1.84)          22.45        14.23         2,000       1.44              2.14           114           1.69
    (2.11)          21.36        22.10         2,000       1.52              2.17            67           1.58
    (0.82)          19.40        17.69         1,000       1.94+             2.31+          116           3.26+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                        NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                        -----------------------------------------------------------------------------------------
EQUITY INCOME
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $11.57         $0.07           $(0.43)          $(0.36)         $(0.06)       $   --
Year ended 3/31/2000.................     11.36          0.15             0.36             0.51           (0.15)        (0.15)
Year ended 3/31/1999#................     13.94          0.23            (1.45)           (1.22)          (0.23)        (1.13)
Year ended 3/31/1998#................     12.30          0.29             3.79             4.08           (0.28)        (2.16)
Year ended 3/31/1997.................     13.14          0.43             1.55             1.98           (0.41)        (2.41)
Period ended 3/31/1996*..............     11.81          0.30             1.77             2.07           (0.37)        (0.37)
Year ended 5/31/1995.................     11.43          0.42             1.11             1.53           (0.42)        (0.73)
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)........................    $11.52         $0.05           $(0.41)          $(0.36)         $(0.04)       $   --
Year ended 3/31/2000.................     11.31          0.12             0.36             0.48           (0.12)        (0.15)
Year ended 3/31/1999#................     13.89          0.20            (1.45)           (1.25)          (0.20)        (1.13)
Year ended 3/31/1998#................     12.26          0.26             3.77             4.03           (0.24)        (2.16)
Year ended 3/31/1997.................     13.11          0.36             1.58             1.94           (0.38)        (2.41)
Period ended 3/31/1996*..............     11.78          0.27             1.77             2.04           (0.34)        (0.37)
Year ended 5/31/1995.................     11.41          0.40             1.10             1.50           (0.40)        (0.73)
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)........................    $11.51         $0.01           $(0.40)          $(0.39)         $(0.01)       $   --
Year ended 3/31/2000.................     11.31          0.03             0.36             0.39           (0.04)        (0.15)
Year ended 3/31/1999#................     13.87          0.11            (1.45)           (1.34)          (0.09)        (1.13)
Year ended 3/31/1998#................     12.25          0.17             3.77             3.94           (0.16)        (2.16)
Year ended 3/31/1997.................     13.10          0.31             1.57             1.88           (0.32)        (2.41)
Period ended 3/31/1996*..............     11.77          0.22             1.76             1.98           (0.28)        (0.37)
Year ended 5/31/1995.................     11.40          0.34             1.11             1.45           (0.35)        (0.73)
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)........................    $11.66         $0.01           $(0.41)          $(0.40)         $(0.01)       $   --
Year ended 3/31/2000.................     11.45          0.03             0.37             0.40           (0.04)        (0.15)
Year ended 3/31/1999#................     14.01          0.12            (1.44)           (1.32)          (0.11)        (1.13)
Year ended 3/31/1998#................     12.35          0.18             3.83             4.01           (0.19)        (2.16)
Year ended 3/31/1997.................     13.19          0.33             1.59             1.92           (0.35)        (2.41)
Period ended 3/31/1996*..............     11.83          0.21             1.78             1.99           (0.26)        (0.37)
Year ended 5/31/1995.................     11.47          0.32             1.08             1.40           (0.31)        (0.73)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

  # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.06)         $11.15         (3.16)%   $458,237       0.86%+(a)(b)     1.14%+           67%          0.87%+(a)
    (0.30)          11.57          4.51      397,479       0.85(a)(b)       1.25             54           0.85(a)
    (1.36)          11.36         (9.40)     575,076       0.80(a)(b)       1.92             69           0.80(a)
    (2.44)          13.94         37.21      915,630       0.86(a)          2.22             74           0.86(a)
    (2.82)          12.30         15.62      200,772       0.91(a)          3.09            102           0.91(a)
    (0.74)          13.14         17.98      283,142       0.90+            2.84+            59           0.90+
    (1.15)          11.81         14.79      283,082       0.92             3.75            158           0.93

   $(0.04)         $11.12         (3.11)%   $ 29,050       1.11%+(a)(b)     0.89%+           67%          1.12%+(a)
    (0.27)          11.52          4.26       33,569       1.10(a)(b)       1.00             54           1.10(a)
    (1.33)          11.31         (9.87)      51,278       1.05(a)(b)       1.67             69           1.05(a)
    (2.40)          13.89         36.92       68,006       1.11(a)          1.97             74           1.11(a)
    (2.79)          12.26         15.30       47,891       1.16(a)          2.84            102           1.16(a)
    (0.71)          13.11         17.75       42,606       1.15+            2.59+            59           1.15+
    (1.13)          11.78         14.53       35,538       1.17             3.50            158           1.18

   $(0.01)         $11.11         (3.39)%   $ 60,708       1.86%+(a)(b)     0.14%+           67%          1.87%+(a)
    (0.19)          11.51          3.43       73,966       1.85(a)(b)       0.25             54           1.85(a)
    (1.22)          11.31        (10.49)     107,747       1.80(a)(b)       0.92             69           1.80(a)
    (2.32)          13.87         36.02      144,929       1.78(a)          1.30             74           1.78(a)
    (2.73)          12.25         14.76      108,055       1.66(a)          2.34            102           1.66(a)
    (0.65)          13.10         17.21      104,026       1.65+            2.09+            59           1.65+
    (1.08)          11.77         14.03       75,371       1.67             3.00            158           1.68

   $(0.01)         $11.25         (3.43)%   $  3,593       1.86%+(a)(b)     0.14%+           67%          1.87%+(a)
    (0.19)          11.66          3.46        4,365       1.85(a)(b)       0.25             54           1.85(a)
    (1.24)          11.45        (10.28)       5,801       1.64(a)(b)       1.08             69           1.80(a)
    (2.35)          14.01         36.28       10,348       1.69(a)          1.39             74           1.69(a)
    (2.76)          12.35         15.01        5,007       1.41(a)          2.59            102           1.41(a)
    (0.63)          13.19         17.20        4,612       1.75+            1.99+            59           1.75+
    (1.04)          11.83         13.49        4,278       1.92             2.75            158           1.93

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2000
  (unaudited)..................     $16.24         $ 0.10            $ 0.08            $ 0.18           $(0.11)        $(1.97)
Year ended 3/31/2000#..........      18.16           0.11             (0.06)             0.05            (0.11)         (1.86)
Year ended 3/31/1999#..........      19.92           0.13              0.64              0.77            (0.14)         (2.39)
Year ended 3/31/1998#..........      17.87           0.20              5.98              6.18            (0.19)         (3.94)
Year ended 3/31/1997...........      16.60           0.26              2.69              2.95            (0.26)         (1.42)
Period ended 3/31/1996*........      16.21           0.07              1.06              1.13            (0.12)         (0.62)
Year ended 11/30/1995..........      12.98           0.27              3.91              4.18            (0.28)         (0.67)
INVESTOR A SHARES
Six months ended 9/30/2000
  (unaudited)..................     $16.24         $ 0.09            $ 0.06            $ 0.15           $(0.09)        $(1.97)
Year ended 3/31/2000#..........      18.16           0.07             (0.07)             0.00            (0.06)         (1.86)
Year ended 3/31/1999#..........      19.92           0.09              0.63              0.72            (0.09)         (2.39)
Year ended 3/31/1998#..........      17.87           0.15              5.98              6.13            (0.14)         (3.94)
Year ended 3/31/1997...........      16.60           0.21              2.70              2.91            (0.22)         (1.42)
Period ended 3/31/1996*........      16.21           0.05              1.06              1.11            (0.10)         (0.62)
Year ended 11/30/1995..........      12.98           0.23              3.92              4.15            (0.25)         (0.67)
INVESTOR B SHARES
Six months ended 9/30/2000
  (unaudited)..................     $16.00         $ 0.03            $ 0.07            $ 0.10           $(0.05)        $(1.97)
Year ended 3/31/2000#..........      18.00          (0.06)            (0.08)            (0.14)           (0.00)##       (1.86)
Year ended 3/31/1999#..........      19.81          (0.05)             0.63              0.58               --          (2.39)
Year ended 3/31/1998#..........      17.81           0.02              5.96              5.98            (0.04)         (3.94)
Year ended 3/31/1997...........      16.55           0.14              2.68              2.82            (0.14)         (1.42)
Period ended 3/31/1996*........      16.15           0.03              1.05              1.08            (0.06)         (0.62)
Year ended 11/30/1995..........      12.94           0.17              3.89              4.06            (0.18)         (0.67)
INVESTOR C SHARES
Six months ended 9/30/2000
  (unaudited)..................     $15.99         $ 0.03            $ 0.07            $ 0.10           $(0.05)        $(1.97)
Year ended 3/31/2000#..........      17.98          (0.06)            (0.07)            (0.13)           (0.00)##       (1.86)
Year ended 3/31/1999#..........      19.75          (0.02)             0.65              0.63            (0.01)         (2.39)
Year ended 3/31/1998#..........      17.75           0.04              5.95              5.99            (0.05)         (3.94)
Year ended 3/31/1997...........      16.50           0.17              2.68              2.85            (0.18)         (1.42)
Period ended 3/31/1996*........      16.09           0.04              1.05              1.09            (0.06)         (0.62)
Year ended 11/30/1995..........      12.90           0.13              3.88              4.01            (0.15)         (0.67)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                                     WITHOUT WAIVERS
                                                                       RATIO OF                                      AND/OR EXPENSE
                                                                       OPERATING                                     REIMBURSEMENTS
                                                         RATIO OF     EXPENSES TO                                    ---------------
                                                         OPERATING    AVERAGE NET      RATIO OF NET                     RATIO OF
    TOTAL                                  NET ASSETS   EXPENSES TO     ASSETS          INVESTMENT                      OPERATING
  DIVIDENDS       NET ASSET                  END OF       AVERAGE      INCLUDING     INCOME/(LOSS) TO    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD         NET        INTEREST        AVERAGE NET       TURNOVER      AVERAGE NET
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE           ASSETS           RATE          ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   $(2.08)         $14.34         1.45%    $1,176,252      0.94%+(a)     0.95%+            1.42%+           69%           0.95%+(a)
    (1.97)          16.24        (0.16)     1,290,572      0.93(a)(b)      --              0.65             95            0.93(a)
    (2.53)          18.16         4.15      1,939,704      0.94(a)(b)      --              0.76             38            0.94(a)
    (4.13)          19.92        38.53      2,248,460      0.95(a)         --              1.04             79            0.95(a)
    (1.68)          17.87        18.07      1,200,853      0.97(a)         --              1.51             47            0.97(a)
    (0.74)          16.60         7.20        998,957      0.96+           --              1.30+            12            0.96+
    (0.95)          16.21        34.53        956,669      0.94            --              1.90             63            0.94

   $(2.06)         $14.33         1.26%    $   79,126      1.19%+(a)     1.20%+            1.17%+           69%           1.20%+(a)
    (1.92)          16.24        (0.47)        94,256      1.18(a)(b)      --              0.40             95            1.18(a)
    (2.48)          18.16         3.96        136,691      1.19(a)(b)      --              0.51             38            1.19(a)
    (4.08)          19.92        38.22        149,167      1.20(a)         --              0.79             79            1.20(a)
    (1.64)          17.87        17.80         70,305      1.22(a)         --              1.26             47            1.22(a)
    (0.72)          16.60         7.07         54,341      1.21+           --              1.05+            12            1.21+
    (0.92)          16.21        34.22         48,440      1.19            --              1.65             63            1.19

   $(2.02)         $14.08         0.89%    $  108,291      1.94%+(a)     1.95%+            0.42%+           69%           1.95%+(a)
    (1.86)          16.00        (1.24)       124,000      1.93(a)(b)      --             (0.35)            95            1.93(a)
    (2.39)          18.00         3.11        154,025      1.94(a)(b)      --             (0.24)            38            1.94(a)
    (3.98)          19.81        37.29        149,635      1.87(a)         --              0.12             79            1.87(a)
    (1.56)          17.81        17.21         99,999      1.72(a)         --              0.76             47            1.72(a)
    (0.68)          16.55         6.90         88,861      1.71+           --              0.55+            12            1.71+
    (0.85)          16.15        33.55         83,699      1.69            --              1.15             63            1.69

   $(2.02)         $14.07         0.89%    $    9,602      1.94%+(a)     1.95%+            0.42%+           69%           1.95%+(a)
    (1.86)          15.99        (1.18)        10,042      1.93(a)(b)      --             (0.32)            95            1.93(a)
    (2.40)          17.98         3.39         12,106      1.70(a)(b)      --              0.00             38            1.94(a)
    (3.99)          19.75        37.55         13,969      1.78(a)         --              0.21             79            1.78(a)
    (1.60)          17.75        17.51          6,519      1.47(a)         --              1.01             47            1.47(a)
    (0.68)          16.50         6.99          4,633      1.58+           --              0.68+            12            1.58+
    (0.82)          16.09        33.15          4,185      1.94            --              0.90             63            1.94

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                    NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS    NET ASSET
                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         VALUE
                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED        END OF
                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS        GAINS         PERIOD
                                    ---------------------------------------------------------------------------------------------
GROWTH & INCOME
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $21.61         $(0.01)           $(1.43)           $(1.44)           $(0.13)        $20.04
Year ended 3/31/2000............      14.91          (0.07)             6.81              6.74             (0.04)         21.61
Year ended 3/31/1999#...........      12.03           0.00##            2.89              2.89             (0.01)         14.91
Period ended 3/31/1998*#........      10.00           0.01              2.02              2.03                --          12.03
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $21.62         $(0.03)           $(1.44)           $(1.47)           $(0.13)        $20.02
Year ended 3/31/2000............      14.95          (0.11)             6.82              6.71             (0.04)         21.62
Year ended 3/31/1999#...........      12.02          (0.03)             2.97              2.94             (0.01)         14.95
Period ended 3/31/1998*#........      10.00           0.00##            2.02              2.02                --          12.02
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $21.31         $(0.11)           $(1.41)           $(1.52)           $(0.13)        $19.66
Year ended 3/31/2000............      14.85          (0.24)             6.74              6.50             (0.04)         21.31
Year ended 3/31/1999#...........      12.02          (0.12)             2.96              2.84             (0.01)         14.85
Period ended 3/31/1998*#........      10.00          (0.02)             2.04              2.02                --          12.02
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $21.34         $(0.11)           $(1.42)           $(1.53)           $(0.13)        $19.68
Year ended 3/31/2000............      14.86          (0.25)             6.77              6.52             (0.04)         21.34
Year ended 3/31/1999#...........      12.02          (0.12)             2.97              2.85             (0.01)         14.86
Period ended 3/31/1998*#........      10.00          (0.02)             2.04              2.02                --          12.02

---------------

   + Annualized.

  ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

   * Growth & Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

   # Per share net investment income has been calculated using the monthly average shares method.

  ## Amount represents less than $0.01 per share.

 ### Amount represents results prior to conversion to a master-feeder structure.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                         RATIO OF           RATIO OF                        RATIO OF
           NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
             END OF     EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET       AVERAGE NET        TURNOVER      AVERAGE NET
RETURN++     (000)        ASSETS             ASSETS            RATE          ASSETS
----------------------------------------------------------------------------------------
 (6.61)%    $110,348        1.11%+           (0.08)%+            --           1.11%+
 45.33       113,028        1.23(a)          (0.37)              55%###       1.23(a)
 24.05        52,229        1.25(a)           0.05              150           1.25(a)
 20.30         2,517        1.09+(a)          0.38+              22           1.97+(a)

 (6.75)%    $208,787        1.36%+           (0.33)%+            --           1.36%+
 45.01       175,859        1.48(a)          (0.62)              55%###       1.48(a)
 24.38        43,392        1.50(a)          (0.20)             150           1.50(a)
 20.20         1,141        1.34+(a)          0.13+              22           2.22+(a)

 (7.08)%    $324,701        2.11%+           (1.08)%+            --           2.11%+
 43.90       305,607        2.23(a)          (1.37)              55%###       2.23(a)
 23.55        99,257        2.25(a)          (0.95)             150           2.25(a)
 20.20         7,907        2.09+(a)         (0.62)+             22           2.97+(a)

 (7.07)%    $ 40,863        2.11%+           (1.08)%+            --           2.11%+
 43.93        34,785        2.23(a)          (1.37)              55%###       2.23(a)
 23.63         3,233        2.25(a)          (0.95)             150           2.25(a)
 20.20           518        2.09+(a)         (0.62)+             22           2.97+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
BLUE CHIP
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $37.33         $ 0.03            $(0.62)           $(0.59)          $   --         $(2.13)
Period ended 3/31/2000***#.....      35.00           0.06              5.65              5.71            (0.03)         (3.35)
INVESTOR A SHARES*,****
Six months ended 9/30/2000#
  (unaudited)..................     $37.24         $(0.02)           $(0.62)           $(0.64)          $   --         $(2.13)
Period ended 3/31/2000#........      35.92           0.02              4.65              4.67               --          (3.35)
Period ended 5/14/1999.........      33.43           0.00##            2.49              2.49               --             --
Year ended 2/28/1999...........      29.90           0.09              5.26              5.35            (0.10)         (1.72)
Year ended 2/28/1998...........      25.22           0.16              7.91              8.07            (0.15)         (3.24)
Year ended 2/28/1997**.........      20.53           0.23              5.21              5.44            (0.22)         (0.53)
Year ended 2/29/1996...........      15.81           0.26              4.96              5.22            (0.28)         (0.22)
INVESTOR B SHARES*
Six months ended 9/30/2000#
  (unaudited)..................     $36.80         $(0.15)           $(0.60)           $(0.75)          $   --         $(2.13)
Period ended 3/31/2000#........      35.77          (0.26)             4.64              4.38               --          (3.35)
Period ended 5/14/1999.........      33.34          (0.02)             2.45              2.43               --             --
Period ended 2/28/1999***......      33.73          (0.05)             1.39              1.34            (0.01)         (1.72)
INVESTOR SHARES C*
Six months ended 9/30/2000#
  (unaudited)..................     $36.71         $(0.15)           $(0.61)           $(0.76)          $   --         $(2.13)
Period ended 3/31/2000#........      35.69          (0.24)             4.61              4.37               --          (3.35)
Period ended 5/14/1999.........      33.24          (0.04)             2.49              2.45               --             --
Year ended 2/28/1999...........      29.79          (0.06)             5.23              5.17               --          (1.72)
Year ended 2/28/1998...........      25.20           0.04              7.83              7.87            (0.04)         (3.24)
Period ended 2/28/1997***......      20.38           0.07              5.35              5.42            (0.07)         (0.53)

---------------

   + Annualized.

  ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

   * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Blue Chip Fund A, B, and K Shares, which were reorganized into the Blue Chip Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

  ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 *** Blue Chip Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and July 22, 1996.

**** Seafirst Shares converted into Investor A Shares on June 23, 2000.

   # Per share net investment income has been calculated using the monthly average shares method.

  ## Amount represents less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                         RATIO OF           RATIO OF            RATIO OF
    TOTAL                                  NET ASSETS    OPERATING       NET INVESTMENT         OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME/(LOSS) TO       EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET       AVERAGE NET            AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS             ASSETS            NET ASSETS
------------------------------------------------------------------------------------------------------------
   $(2.13)         $34.61         (1.48)%   $ 37,538       0.95%+             0.14%+              0.96%+
    (3.38)          37.33         17.54       36,393       0.95+              0.17+               0.98+

   $(2.13)         $34.47         (1.62)%   $815,715       1.20%+            (0.11)%+             1.21%+
    (3.35)          37.24         14.10      394,071       1.20+             (0.08)+              1.23+
       --           35.92          7.45      423,000       1.29+             (0.03)+              1.33+
    (1.82)          33.43         18.58      401,000       1.16               0.31                1.17
    (3.39)          29.90         33.96      288,000       1.18               0.63                1.22
    (0.75)          25.22         27.01      153,000       1.28               0.99                1.71
    (0.50)          20.53         33.39       67,000       0.83               1.63                2.28

   $(2.13)         $33.92         (1.98)%   $ 92,719       1.95%+            (0.86)%+             1.96%+
    (3.35)          36.80         13.37       75,538       1.95+             (0.83)+              1.98+
       --           35.77          7.29       21,000       2.05+             (0.77)+              2.09+
    (1.73)          33.34          4.53       13,000       1.97+             (0.58)+              1.99+

   $(2.13)         $33.82         (1.96)%   $ 19,806       1.95%+            (0.86)%+             1.96%+
    (3.35)          36.71         13.35       17,123       1.95+             (0.83)+              1.98+
       --           35.69          7.37       15,000       1.80+             (0.54)+              2.08+
    (1.72)          33.24         17.96       13,000       1.66              (0.22)               1.92
    (3.28)          29.79         33.08        7,000       1.67               0.12                1.69
    (0.60)          25.20         26.96        1,000       1.92+              0.45+               2.12+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS       NET ASSET
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET         VALUE
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE     REALIZED        END OF
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      GAINS          PERIOD
                                   ----------------------------------------------------------------------------------------------
STRATEGIC GROWTH
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $17.03         $(0.02)           $(0.93)           $(0.95)          $(0.03)        $16.05
Year ended 3/31/2000#..........      13.86          (0.02)             3.39              3.37            (0.20)         17.03
Period ended 3/31/1999*#.......      10.00           0.00##            3.87              3.87            (0.01)         13.86
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $16.98         $(0.04)           $(0.88)           $(0.92)          $(0.03)        $16.03
Period ended 3/31/2000**#......      13.88          (0.03)             3.19              3.16            (0.06)         16.98
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $16.90         $(0.10)           $(0.88)           $(0.98)          $(0.03)        $15.89
Period ended 3/31/2000**#......      13.88          (0.10)             3.18              3.08            (0.06)         16.90
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $16.92         $(0.10)           $(0.88)           $(0.98)          $(0.03)        $15.91
Period ended 3/31/2000**#......      13.88          (0.10)             3.20              3.10            (0.06)         16.92

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 *  Strategic Growth Primary A Shares commenced operations on October 2, 1998.

 ** Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                         RATIO OF           RATIO OF                        RATIO OF
           NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
             END OF     EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
RETURN++     (000)        ASSETS             ASSETS            RATE        NET ASSETS
----------------------------------------------------------------------------------------
  (5.60)%  $1,290,919      0.94%+(a)(b)        (0.22)%+            22%          0.94%+(a)
  24.63       860,124      0.97                (0.10)              23           0.97
  38.65       266,823      1.07+(a)            (0.03)+             34           1.07+(a)

  (5.44)%  $   13,376      1.19%+(a)(b)        (0.47)%+            22%          1.19%+(a)
  22.86         5,503      1.22+               (0.35)+             23           1.22+

  (5.76)%  $    7,892      1.94%+(a)(b)        (1.22)%+            22%          1.94%+(a)
  22.29         4,934      1.97+               (1.10)+             23           1.97+

  (5.76)%  $    2,318      1.94%+(a)(b)        (1.22)%+            22%          1.94%+(a)
  22.36         1,706      1.97+               (1.10)+             23           1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $14.59         $(0.03)           $(0.60)           $(0.63)          $   --         $(0.52)
Year ended 3/31/2000...........      12.05          (0.05)             3.47              3.42               --          (0.88)
Year ended 3/31/1999#..........      13.30           0.00##            1.59              1.59               --          (2.84)
Year ended 3/31/1998#..........      11.70           0.02              5.27              5.29            (0.01)         (3.68)
Year ended 3/31/1997#..........      13.43           0.05              1.66              1.71            (0.05)         (3.39)
Period ended 3/31/1996*........      14.24           0.02              0.38              0.40            (0.02)         (1.19)
Year ended 11/30/1995..........      11.23           0.09              3.28              3.37            (0.10)         (0.26)
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $14.43         $(0.04)           $(0.61)           $(0.65)          $   --         $(0.52)
Year ended 3/31/2000...........      11.97          (0.08)             3.42              3.34               --          (0.88)
Year ended 3/31/1999#..........      13.26          (0.03)             1.58              1.55               --          (2.84)
Year ended 3/31/1998#..........      11.67          (0.01)             5.28              5.27               --          (3.68)
Year ended 3/31/1997#..........      13.41           0.02              1.65              1.67            (0.02)         (3.39)
Period ended 3/31/1996*........      14.22           0.01              0.38              0.39            (0.01)         (1.19)
Year ended 11/30/1995..........      11.21           0.06              3.28              3.34            (0.07)         (0.26)
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $13.58         $(0.09)           $(0.57)           $(0.66)          $   --         $(0.52)
Year ended 3/31/2000...........      11.39          (0.17)             3.24              3.07               --          (0.88)
Year ended 3/31/1999#..........      12.83          (0.11)             1.51              1.40               --          (2.84)
Year ended 3/31/1998#..........      11.47          (0.10)             5.14              5.04               --          (3.68)
Year ended 3/31/1997#..........      13.31          (0.08)             1.63              1.55               --          (3.39)
Period ended 3/31/1996*........      14.15          (0.02)             0.37              0.35               --          (1.19)
Year ended 11/30/1995..........      11.17          (0.03)             3.27              3.24               --          (0.26)
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $13.70         $(0.09)           $(0.57)           $(0.66)          $   --         $(0.52)
Year ended 3/31/2000...........      11.48          (0.16)             3.26              3.10               --          (0.88)
Year ended 3/31/1999#..........      12.92          (0.11)             1.51              1.40               --          (2.84)
Year ended 3/31/1998#..........      11.50          (0.08)             5.18              5.10               --          (3.68)
Year ended 3/31/1997#..........      13.26          (0.01)             1.64              1.63               --          (3.39)
Period ended 3/31/1996*........      14.09           0.00##            0.36              0.36               --          (1.19)
Year ended 11/30/1995..........      11.14          (0.03)             3.24              3.21               --          (0.26)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $(0.52)         $13.44        (4.28)%    $746,098       0.95%+(a)(b)      (0.40)%+          38%          0.95%+(a)
    (0.88)          14.59        29.90       816,371       0.96(a)(b)        (0.38)            39           0.96(a)
    (2.84)          12.05        14.99       737,620       0.96(a)           (0.04)            39           0.96(a)
    (3.69)          13.30        53.89       872,150       0.95(a)(b)         0.13            113           0.95(a)
    (3.44)          11.70        11.88       533,168       0.96(b)            0.39             75           0.96
    (1.21)          13.43         3.14       839,300       0.96+              0.38+            25           0.96+
    (0.36)          14.24        30.96       867,361       0.98               0.71             80           0.98

   $(0.52)         $13.26        (4.47)%    $ 55,499       1.20%+(a)(b)      (0.65)%+          38%          1.20%+(a)
    (0.88)          14.43        29.41        61,756       1.21(a)(b)        (0.63)            39           1.21(a)
    (2.84)          11.97        14.70        52,987       1.21(a)           (0.29)            39           1.21(a)
    (3.68)          13.26        53.83        43,380       1.20(a)(b)        (0.12)           113           1.20(a)
    (3.41)          11.67        11.58        20,465       1.21(b)            0.14             75           1.21
    (1.20)          13.41         3.02        18,311       1.21+              0.13+            25           1.21+
    (0.33)          14.22        30.70        16,770       1.23               0.46             80           1.23

   $(0.52)         $12.40        (4.77)%    $ 69,609       1.95%+(a)(b)      (1.40)%+          38%          1.95%+(a)
    (0.88)          13.58        28.42        75,844       1.96(a)(b)        (1.38)            39           1.96(a)
    (2.84)          11.39        13.86        66,338       1.96(a)           (1.04)            39           1.96(a)
    (3.68)          12.83        52.52        59,496       1.95(a)(b)        (0.87)           113           1.95(a)
    (3.39)          11.47        10.68        41,933       1.96(b)           (0.61)            75           1.96
    (1.19)          13.31         2.77        41,045       1.96+             (0.62)+           25           1.96+
    (0.26)          14.15        29.80        40,868       1.98              (0.29)            80           1.98

   $(0.52)         $12.52        (4.72)%    $  4,905       1.95%+(a)(b)      (1.40)%+          38%          1.95%+(a)
    (0.88)          13.70        28.46         4,883       1.96(a)(b)        (1.38)            39           1.96(a)
    (2.84)          11.48        13.76         3,862       1.96(a)           (1.04)            39           1.96(a)
    (3.68)          12.92        53.02         6,176       1.78(a)(b)        (0.70)           113           1.78(a)
    (3.39)          11.50        11.39         5,752       1.46(b)           (0.11)            75           1.46
    (1.19)          13.26         2.86         3,655       1.58+             (0.24)+           25           1.58+
    (0.26)          14.09        29.61         3,322       1.98              (0.29)            80           1.98

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $20.61         $(0.04)           $ 0.20            $ 0.16           $   --         $   --
Year ended 3/31/2000#..........      23.36           0.03             (0.03)             0.00            (0.01)         (2.74)
Year ended 3/31/1999...........      22.17           0.02              3.22              3.24            (0.01)###      (2.04)
Year ended 3/31/1998#..........      18.47           0.08              7.88              7.96            (0.03)         (4.23)
Year ended 3/31/1997...........      17.19           0.14              2.79              2.93            (0.14)         (1.51)
Period ended 3/31/1996*........      17.06           0.05              0.35              0.40            (0.04)         (0.23)
Year ended 11/30/1995..........      13.08           0.10              3.96              4.06            (0.08)            --
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $20.43         $(0.07)           $ 0.22            $ 0.15           $   --         $   --
Year ended 3/31/2000#..........      23.23          (0.02)            (0.04)            (0.06)              --          (2.74)
Year ended 3/31/1999...........      22.09          (0.03)             3.21              3.18               --          (2.04)
Year ended 3/31/1998#..........      18.44           0.02              7.87              7.89            (0.01)         (4.23)
Year ended 3/31/1997...........      17.16           0.08              2.80              2.88            (0.09)         (1.51)
Period ended 3/31/1996*........      17.04           0.04              0.35              0.39            (0.04)         (0.23)
Year ended 11/30/1995..........      13.06           0.09              3.96              4.05            (0.07)            --
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $19.51         $(0.14)           $ 0.21            $ 0.07           $   --         $   --
Year ended 3/31/2000#..........      22.47          (0.18)            (0.04)            (0.22)              --          (2.74)
Year ended 3/31/1999...........      21.57          (0.17)             3.11              2.94               --          (2.04)
Year ended 3/31/1998#..........      18.20          (0.12)             7.72              7.60               --          (4.23)
Year ended 3/31/1997...........      17.00          (0.05)             2.76              2.71               --          (1.51)
Period ended 3/31/1996*........      16.89          (0.01)             0.35              0.34               --          (0.23)
Year ended 11/30/1995..........      13.02           0.03              3.87              3.90            (0.03)            --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $19.90         $(0.14)           $ 0.21            $ 0.07           $   --         $   --
Year ended 3/31/2000#..........      22.86          (0.18)            (0.04)            (0.22)              --          (2.74)
Year ended 3/31/1999...........      21.92          (0.17)             3.15              2.98               --          (2.04)
Year ended 3/31/1998#..........      18.41          (0.09)             7.83              7.74               --          (4.23)
Year ended 3/31/1997...........      17.10           0.04              2.79              2.83            (0.01)         (1.51)
Period ended 3/31/1996*........      16.97           0.01              0.35              0.36               --          (0.23)
Period ended 11/30/1995**......      14.08           0.00##            2.92              2.92            (0.03)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 ** Aggressive Growth Investor C Shares commenced operations on May 10, 1995.

  # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount includes distributions in excess of net investment income of less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                         RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------
   $   --          $20.77          0.78%    $245,349       0.98%+(a)       (0.43)%+          65%          0.98%+(a)
    (2.75)          20.61         (0.16)     328,219       0.98(a)(b)       0.15             79           0.98(a)
    (2.05)          23.36         15.74      412,176       0.97(a)(b)       0.12             72           0.97(a)
    (4.26)          22.17         48.65      132,504       0.98(a)(b)       0.37             79           0.98+(a)
    (1.65)          18.47         17.00      100,260       1.04(b)          0.70            120           1.04
    (0.27)          17.19          2.44      116,469       1.02+            0.82+            47           1.02+
    (0.08)          17.06         31.13      109,939       1.30             0.85            124           1.30

   $   --          $20.58          0.73%    $ 42,658       1.23%+(a)       (0.68)%+          65%          1.23%+(a)
    (2.74)          20.43         (0.41)      47,624       1.23(a)(b)      (0.10)            79           1.23(a)
    (2.04)          23.23         15.49       67,356       1.22(a)(b)      (0.13)            72           1.22(a)
    (4.24)          22.09         48.28       21,725       1.23(a)(b)       0.12             79           1.23(a)
    (1.60)          18.44         16.76        6,837       1.29(b)          0.45            120           1.29
    (0.27)          17.16          2.35        4,722       1.12+            0.72+            47           1.12+
    (0.07)          17.04         31.05        3,234       1.40             0.75            124           1.40

   $   --          $19.58          0.36%    $ 33,530       1.98%+(a)       (1.43)%+          65%          1.98%+(a)
    (2.74)          19.51         (1.19)      39,680       1.98(a)(b)      (0.85)            79           1.98(a)
    (2.04)          22.47         14.69       50,797       1.97(a)(b)      (0.88)            72           1.97(a)
    (4.23)          21.57         47.14       38,079       1.98(a)(b)      (0.63)            79           1.98(a)
    (1.51)          18.20         15.86       20,257       2.04(b)         (0.30)           120           2.04
    (0.23)          17.00          2.08       18,412       2.02+           (0.18)+           47           2.02+
    (0.03)          16.89         29.94       16,874       2.30            (0.15)           124           2.30

   $   --          $19.97          0.35%    $  1,133       1.98%+(a)       (1.43)%+          65%          1.98%+(a)
    (2.74)          19.90         (1.16)       1,496       1.98(a)(b)      (0.85)            79           1.98(a)
    (2.04)          22.86         14.64        1,629       1.97(a)(b)      (0.88)            72           1.97(a)
    (4.23)          21.92         47.38        1,199       1.81(a)(b)      (0.46)            79           1.81(a)
    (1.52)          18.41         16.45          446       1.54(b)          0.20            120           1.54
    (0.23)          17.10          2.19          283       1.65+            0.19+            47           1.65+
    (0.03)          16.97         20.78          322       2.30+           (0.15)+          124           2.30+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                    NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS    NET ASSET
                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         VALUE
                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED        END OF
                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS        GAINS         PERIOD
                                    ---------------------------------------------------------------------------------------------
FOCUSED EQUITIES
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $22.59         $(0.02)           $(1.06)           $(1.08)           $(0.08)        $21.43
Year ended 3/31/2000#...........      16.69          (0.01)             6.14              6.13             (0.23)         22.59
Year ended 3/31/1999#...........      12.13          (0.01)             4.58              4.57             (0.01)         16.69
Period ended 3/31/1998*#........      10.00          (0.01)             2.14              2.13                --          12.13
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $22.56         $(0.05)           $(1.05)           $(1.10)           $(0.08)        $21.38
Year ended 3/31/2000#...........      16.73          (0.03)             6.09              6.06             (0.23)         22.56
Year ended 3/31/1999#...........      12.14          (0.04)             4.64              4.60             (0.01)         16.73
Period ended 3/31/1998*#........      10.00          (0.01)             2.15              2.14                --          12.14
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $22.26         $(0.12)           $(1.04)           $(1.16)           $(0.08)        $21.02
Year ended 3/31/2000#...........      16.62          (0.09)             5.96              5.87             (0.23)         22.26
Year ended 3/31/1999#...........      12.13          (0.12)             4.62              4.50             (0.01)         16.62
Period ended 3/31/1998*#........      10.00          (0.04)             2.17              2.13                --          12.13
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $22.33         $(0.12)           $(1.05)           $(1.17)           $(0.08)        $21.08
Year ended 3/31/2000#...........      16.67          (0.08)             5.97              5.89             (0.23)         22.33
Year ended 3/31/1999#...........      12.13          (0.14)             4.69              4.55             (0.01)         16.67
Period ended 3/31/1998*#........      10.00          (0.04)             2.17              2.13                --          12.13

---------------

 +  Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Focused Equities Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

 # Per share net investment income has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                         RATIO OF           RATIO OF                        RATIO OF
           NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
             END OF     EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
RETURN++     (000)        ASSETS             ASSETS            RATE        NET ASSETS
----------------------------------------------------------------------------------------
 (4.74)%   $  482,000      1.08%+            (0.20)%+            --           1.08%+
 37.13        326,745      1.16(a)           (0.35)              53%###       1.16(a)
 37.73        105,458      1.06(a)            0.05              177           1.06(a)
 21.30          8,808      1.52+(a)          (0.30)+             25           1.52+(a)

 (4.83)%   $  766,610      1.33%+            (0.45)%+            --           1.33%+
 36.62        690,166      1.41(a)           (0.60)              53%###       1.41(a)
 37.94        238,137      1.31(a)           (0.20)             177           1.31(a)
 21.40          6,056      1.77+(a)          (0.55)+             25           1.77+(a)

 (5.17)%   $1,056,426      2.08%+            (1.20)%+            --           2.08%+
 35.71      1,003,840      2.16(a)           (1.35)              53%###       2.16(a)
 37.15        306,365      2.06(a)           (0.95)             177           2.06(a)
 21.30         20,446      2.52+(a)          (1.30)+             25           2.52+(a)

 (5.20)%   $  284,474      2.08%+            (1.20)%+            --           2.08%+
 35.72        247,509      2.16(a)           (1.35)              53%###       2.16(a)
 37.56         13,682      2.06(a)           (0.95)             177           2.06(a)
 21.30            469      2.52+(a)          (1.30)+             25           2.52+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                    NET ASSET                      NET REALIZED      NET INCREASE/     DISTRIBUTIONS    NET ASSET
                                      VALUE           NET         AND UNREALIZED     (DECREASE) IN       FROM NET         VALUE
                                    BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE      REALIZED        END OF
                                    OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS        GAINS         PERIOD
                                    ---------------------------------------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $22.41         $(0.04)           $ 1.24            $ 1.20            $(1.69)        $21.92
Year ended 3/31/2000#...........      13.31          (0.07)             9.81              9.74             (0.64)         22.41
Year ended 3/31/1999#...........      16.56          (0.04)            (0.94)            (0.98)            (2.27)         13.31
Year ended 3/31/1998#...........      12.86          (0.06)             5.55              5.49             (1.79)         16.56
Year ended 3/31/1997#...........      14.04          (0.04)             0.20              0.16             (1.34)         12.86
Period ended 3/31/1996#*........      14.28           0.00##            1.26              1.26             (1.50)         14.04
Year ended 11/30/1995...........      11.41           0.01              3.26              3.27             (0.40)         14.28
INVESTOR A SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $21.87         $(0.06)           $ 1.18            $ 1.12            $(1.69)        $21.30
Year ended 3/31/2000#...........      13.04          (0.12)             9.59              9.47             (0.64)         21.87
Year ended 3/31/1999#...........      16.30          (0.07)            (0.92)            (0.99)            (2.27)         13.04
Year ended 3/31/1998#...........      12.69          (0.10)             5.50              5.40             (1.79)         16.30
Year ended 3/31/1997#...........      13.91          (0.07)             0.19              0.12             (1.34)         12.69
Period ended 3/31/1996#*........      14.17          (0.01)             1.25              1.24             (1.50)         13.91
Year ended 11/30/1995...........      11.35          (0.01)             3.23              3.22             (0.40)         14.17
INVESTOR B SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $20.38         $(0.13)           $ 1.10            $ 0.97            $(1.69)        $19.66
Year ended 3/31/2000#...........      12.28          (0.22)             8.96              8.74             (0.64)         20.38
Year ended 3/31/1999#...........      15.58          (0.15)            (0.88)            (1.03)            (2.27)         12.28
Year ended 3/31/1998#...........      12.29          (0.20)             5.28              5.08             (1.79)         15.58
Year ended 3/31/1997#...........      13.61          (0.18)             0.20              0.02             (1.34)         12.29
Period ended 3/31/1996#*........      13.93          (0.05)             1.23              1.18             (1.50)         13.61
Year ended 11/30/1995...........      11.24          (0.07)             3.16              3.09             (0.40)         13.93
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)...................     $20.47         $(0.13)           $ 1.11            $ 0.98            $(1.69)        $19.76
Year ended 3/31/2000#...........      12.33          (0.22)             9.00              8.78             (0.64)         20.47
Year ended 3/31/1999#...........      15.63          (0.15)            (0.88)            (1.03)            (2.27)         12.33
Year ended 3/31/1998#...........      12.31          (0.18)             5.29              5.11             (1.79)         15.63
Year ended 3/31/1997#...........      13.56          (0.10)             0.19              0.09             (1.34)         12.31
Period ended 3/31/1996#*........      13.87          (0.03)             1.22              1.19             (1.50)         13.56
Year ended 11/30/1995...........      11.20          (0.08)             3.15              3.07             (0.40)         13.87

---------------

 +  Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                       RATIO OF                                        AND/OR EXPENSE
                                       OPERATING                                       REIMBURSEMENTS
                                       EXPENSES                                        ---------------
                         RATIO OF      INCLUDING          RATIO OF                        RATIO OF
           NET ASSETS    OPERATING     INTEREST        NET INVESTMENT                     OPERATING
             END OF     EXPENSES TO     EXPENSE       INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET   TO AVERAGE        AVERAGE NET        TURNOVER        AVERAGE
RETURN++     (000)        ASSETS      NET ASSETS           ASSETS            RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
   6.76%    $288,307       0.98%+(a)       --%             (0.38)%+            23%          0.98%+(a)
  75.34      281,951       1.00(a)(b)      --              (0.45)              46           1.00(a)
  (7.21)     177,861       0.98(a)(b)      --              (0.29)              43           0.98(a)
  45.09      318,584       0.98(a)       0.99              (0.42)              76           0.98(a)
   0.48      267,319       0.98(a)         --              (0.26)              93           0.98(a)
   9.87      295,764       0.99+           --              (0.06)+             39           0.99+
  29.95      269,484       0.98            --               0.08              139           0.98

   6.54%    $ 22,516       1.23%+(a)       --%             (0.63)%+            23%          1.23%+(a)
  74.82       22,741       1.25(a)(b)      --              (0.70)              46           1.25(a)
  (7.41)      18,042       1.23(a)(b)      --              (0.54)              43           1.23(a)
  44.86       21,591       1.23(a)         --              (0.67)              76           1.23(a)
   0.18       12,126       1.23(a)         --              (0.51)              93           1.23(a)
   9.80        7,802       1.24+           --              (0.31)+             39           1.24+
  29.65        5,765       1.23            --              (0.17)             139           1.23

   6.27%    $ 56,336       1.98%+(a)       --%             (1.38)%+            23%          1.98%+(a)
  73.47       49,606       2.00(a)(b)      --              (1.45)              46           2.00(a)
  (8.10)      33,245       1.98(a)(b)      --              (1.29)              43           1.98(a)
  43.64       45,451       1.98(a)       1.99              (1.42)              76           1.98(a)
  (0.57)      33,342       1.98(a)         --              (1.26)              93           1.98(a)
   9.52       34,989       1.99+           --              (1.06)+             39           1.99+
  28.75       32,349       1.98            --              (0.92)             139           1.98

   6.29%    $  3,624       1.98%+(a)       --%             (1.38)%+            23%          1.98%+(a)
  73.50        2,628       2.00(a)(b)      --              (1.45)              46           2.00(a)
  (8.08)       1,383       1.98(a)(b)      --              (1.29)              43           1.98(a)
  43.80        2,266       1.81(a)       1.82              (1.25)              76           1.81(a)
  (0.04)       1,437       1.48(a)         --              (0.76)              93           1.48(a)
   9.64          936       1.61+           --              (0.68)+             39           1.61+
  28.67          805       1.98            --              (0.92)             139           1.98

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                 NET ASSET                      NET REALIZED      NET INCREASE/
                                                   VALUE           NET         AND UNREALIZED     (DECREASE) IN       NET ASSET
                                                 BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE        VALUE
                                                 OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS    END OF PERIOD
                                                 --------------------------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Period ended 9/30/2000*# (unaudited).........     $10.00         $(0.02)           $0.11              $0.09            $10.09
INVESTOR A SHARES
Period ended 9/30/2000*# (unaudited).........     $10.00         $(0.04)           $0.12              $0.08            $10.08
INVESTOR B SHARES
Period ended 9/30/2000*# (unaudited).........     $10.00         $(0.08)           $0.12              $0.04            $10.04
INVESTOR C SHARES
Period ended 9/30/2000*# (unaudited).........     $10.00         $(0.07)           $0.11              $0.04            $10.04

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                          RATIO OF           RATIO OF                        RATIO OF
            NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
              END OF     EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
  TOTAL       PERIOD     AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
RETURN++      (000)        ASSETS             ASSETS            RATE        NET ASSETS
-----------------------------------------------------------------------------------------
  0.90%      $ 6,939        1.34%+(a)         (0.44)%+           214%          1.34%+(a)

  0.80%      $30,347        1.59%+(a)         (0.69)%+           214%          1.59%+(a)

  0.40%      $72,721        2.34%+(a)         (1.44)%+           214%          2.34%+(a)

  0.40%      $ 9,246        2.34%+(a)         (1.44)%+           214%          2.34%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                   NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                     VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                   BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                   OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                   ----------------------------------------------------------------------------------------------
SMALL COMPANY
PRIMARY A SHARES*
Six months ended 9/30/2000#
  (unaudited)..................     $22.66         $(0.05)           $(0.19)           $(0.24)          $   --         $(1.22)
Year ended 3/31/2000#..........      11.50          (0.10)            11.29             11.19               --          (0.03)
Year ended 3/31/1999#..........      15.79          (0.05)            (3.11)            (3.16)              --          (1.13)
Period ended 3/31/1998.........      12.07           0.01              4.43              4.44            (0.01)         (0.71)
Period ended 5/16/1997.........      10.65           0.04              1.47              1.51            (0.04)         (0.05)
Period ended 8/31/1996**.......      10.00           0.09              0.64              0.73            (0.08)            --
INVESTOR A SHARES*
Six months ended 9/30/2000#
  (unaudited)..................     $22.44         $(0.07)           $(0.18)           $(0.25)          $   --         $(1.22)
Year ended 3/31/2000#..........      11.43          (0.15)            11.19             11.04               --          (0.03)
Year ended 3/31/1999#..........      15.74          (0.07)            (3.11)            (3.18)              --          (1.13)
Period ended 3/31/1998.........      12.05          (0.02)             4.42              4.40               --          (0.71)
Period ended 5/16/1997.........      10.64           0.03              1.46              1.49            (0.03)         (0.05)
Period ended 8/31/1996**.......      10.00           0.05              0.64              0.69            (0.05)            --
INVESTOR B SHARES*
Six months ended 9/30/2000#
  (unaudited)..................     $21.94         $(0.15)           $(0.18)           $(0.33)          $   --         $(1.22)
Year ended 3/31/2000#..........      11.23          (0.25)            10.99             10.74               --          (0.03)
Year ended 3/31/1999#..........      15.59          (0.11)            (3.12)            (3.23)              --          (1.13)
Period ended 3/31/1998.........      12.03          (0.08)             4.35              4.27               --          (0.71)
Period ended 5/16/1997.........      10.65          (0.03)             1.46              1.43               --          (0.05)
Period ended 8/31/1996**.......      10.00           0.01              0.65              0.66            (0.01)            --
INVESTOR C SHARES
Six months ended 9/30/2000#
  (unaudited)..................     $22.21         $(0.15)           $(0.18)           $(0.33)          $   --         $(1.22)
Year ended 3/31/2000#..........      11.38          (0.23)            11.09             10.86               --          (0.03)
Year ended 3/31/1999#..........      15.74          (0.12)            (3.11)            (3.23)              --          (1.13)
Period ended 3/31/1998***......      15.18          (0.08)             1.35              1.27               --          (0.71)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund Pilot, Class A and Class B Shares, which were reorganized into the Small Company Primary A, Investor A and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company became TradeStreet Investment Associates, Inc. (now known as Banc of America Capital Management, Inc.)

 ** Represents the period from December 12, 1995 (commencement of operations) to August 31, 1996.

*** Small Company Investor C Shares commenced operations on September 22, 1997.

 # Per share net investment income has been calculated using the monthly average shares method.

(a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                         WITHOUT WAIVERS
                                                                                                         AND/OR EXPENSE
                                                                                                         REIMBURSEMENTS
                                                                                                         ---------------
                                                         RATIO OF           RATIO OF                        RATIO OF
    TOTAL                                  NET ASSETS    OPERATING       NET INVESTMENT                     OPERATING
  DIVIDENDS       NET ASSET                   END       EXPENSES TO     INCOME/(LOSS) TO     PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL     OF PERIOD    AVERAGE NET       AVERAGE NET        TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS             ASSETS            RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------------
   $(1.22)         $21.20          0.11%    $756,237       1.15%+(a)         (0.50)%+            22%          1.20%+(a)
    (0.03)          22.66         97.46      647,825       1.13(a)(b)        (0.65)              63           1.22(a)
    (1.13)          11.50        (21.05)     327,981       0.95(a)           (0.42)              87           1.22(a)
    (0.72)          15.79         37.27      235,427       0.95+(a)           0.05+              59           1.26+(a)
    (0.09)          12.07         14.21      109,450       0.98+              0.54+              48           1.41+
    (0.08)          10.65          7.37       70,483       1.00+              1.06+              31           1.54+

   $(1.22)         $20.97          0.07%    $225,962       1.40%+(a)         (0.75)%+            22%          1.45%+(a)
    (0.03)          22.44         96.91      245,425       1.38(a)(b)        (0.90)              63           1.47(a)
    (1.13)          11.43        (21.32)      16,143       1.20(a)           (0.67)              87           1.47(a)
    (0.71)          15.74         37.02        6,772       1.20+(a)          (0.20)+             59           1.51+(a)
    (0.08)          12.05         13.98        3,697       1.23+              0.30+              48           1.66+
    (0.05)          10.64          6.88        2,611       1.25+              0.66+              31           1.65+

   $(1.22)         $20.39         (0.32)%   $ 16,143       2.15%+(a)         (1.50)%+            22%          2.20%+(a)
    (0.03)          21.94         95.79       13,839       2.13(a)(b)        (1.65)              63           2.22(a)
    (1.13)          11.23        (21.86)       5,127       1.95(a)           (1.42)              87           2.22(a)
    (0.71)          15.59         36.06        3,384       1.87+(a)          (0.87)+             59           2.18+(a)
    (0.05)          12.03         13.43        2,635       1.97+             (0.45)+             48           2.41+
    (0.01)          10.65          6.65        1,878       2.01+             (0.07)+             31           2.44+

   $(1.22)         $20.66         (0.32)%   $  3,881       2.15%+(a)         (1.50)%+            22%          2.20%+(a)
    (0.03)          22.21         95.76        3,588       2.13(a)(b)        (1.65)              63           2.22(a)
    (1.13)          11.38        (21.66)       1,951       1.70(a)           (1.17)              87           2.22(a)
    (0.71)          15.74          8.75        3,122       1.95+(a)          (0.95)+             59           2.26+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust"), Nations Fund, Inc. (the "Company"), Nations Reserves ("Reserves") and Nations Funds Trust ("Funds Trust") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2000, the Trust offered thirty-four separate portfolios, the Company offered six separate portfolios, Reserves offered sixteen separate portfolios and Funds Trust offered five separate portfolios. These financial statements pertain only to certain domestic stock portfolios of the Trust, the Company, Reserves and Funds Trust:
Convertible Securities Fund, Balanced Assets Fund, Asset Allocation Fund, Equity Income Fund, Value Fund, Growth & Income Fund, Blue Chip Fund, Strategic Growth Fund, Capital Growth Fund, Aggressive Growth Fund (formerly Disciplined Equity
Fund), Focused Equities Fund, MidCap Growth Fund, 21st Century Fund and Small Company Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust, the Company, Reserves and Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Seafirst Shares of Asset Allocation Fund and Blue Chip Fund were converted into Investor A Shares on June 23, 2000. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth & Income Fund, Blue Chip Fund and Focused Equities Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth & Income Master Portfolio, Blue Chip Master Portfolio and Focused Equities Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The value of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (97.8% at September 30, 2000 for Growth & Income Master Portfolio, 95.2% for Blue Chip Master Portfolio and 98.9% for Focused Equities Master Portfolio, respectively). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Advisors, Inc. ("BAAI"), whose financial statements are not presented here, also invest in the Master Portfolios.

On April 10, 2000, 21st Century Fund commenced operations in a master-feeder structure. The Fund seeks to achieve its investment objective by investing substantially all of its assets in 21st Century Master Portfolio of the Master Trust, which has the same investment objective as the Fund. Because the value of the Fund's investment in the 21st Century Master Portfolio at September 30, 2000 represented substantially all of the beneficial interests in the 21st Century Master Portfolio, financial statements for the 21st Century Master Portfolio have not been prepared and references in this report to 21st Century Fund should be read to include references to the corresponding Master Portfolio.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees/Directors. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contracts are closed, a Fund records a realized gain or loss equal to the difference between the value of the contracts on the closing date and the value of the contracts when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter by the Convertible Securities, Balanced Assets, Asset Allocation, Growth & Income, Blue Chip, Focused Equities, MidCap Growth and 21st Century Funds; all other Funds declare and pay distributions monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of the Trust, the Company, Reserves and Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust, the Company, Reserves and Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with BAAI, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, BAAI is entitled to receive an advisory fee, calculated daily and payable

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                ANNUAL
                                                 RATE
                                                ------
Convertible Securities, Balanced Assets, Asset
  Allocation, Value, Strategic Growth, Capital
  Growth, Aggressive Growth, MidCap Growth....  0.65%
21st Century..................................  0.75%
Small Company.................................  0.90%

                         FEES ON
                        NET ASSETS        FEES ON          FEES ON
                          UP TO          NET ASSETS       NET ASSETS
                           $100         BETWEEN $100      EXCEEDING
                         MILLION      AND $250 MILLION   $250 MILLION
                       ----------------------------------------------
Equity Income........     0.65%            0.60%            0.50%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Each of the Trust, the Company, Reserves and Funds Trust has entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the following maximum annual rate of each Fund's average daily net assets:

                                                ANNUAL
                                                 RATE
                                                ------
Equity Income.................................  0.20%
Convertible Securities, Balanced Assets,
  Value, Strategic Growth, Capital Growth,
  Aggressive Growth, MidCap Growth, Small
  Company.....................................  0.25%

Reserves has, on behalf of the Asset Allocation Fund, entered into a sub-advisory agreement with BAAI and BACAP, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI for management of the fixed income and money market portions of the Fund at the maximum annual rate of 0.25% of the Fund's average daily net assets.

Reserves has, on behalf of the Asset Allocation Fund, entered into a sub-advisory agreement with BAAI and Chicago Equity Partners LLC ("Chicago Equity"), pursuant to which Chicago Equity is entitled to receive a sub-advisory fee from BAAI for management of the equity portion of the Fund at the maximum annual rate of 0.25% of the Fund's average daily net assets.

Funds Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BAAI and Marsico Capital Management, LLC ("Marsico"), pursuant to which Marsico is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.45% of the Fund's average daily net assets. Marsico Management Holdings, LLC, a partially-owned subsidiary of Bank of America, owns 50% of the equity of Marsico. On June 28, 2000, the Bank of America announced its intention to purchase the remaining 50% equity interest in Marsico. The proposed purchase is not expected to result in any change in the Marsico personnel who manage the Fund or in the way that the Fund is managed.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust, the Company, Reserves and Funds Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Blue Chip Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets and Growth & Income and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust, the Company, Reserves and Funds Trust pursuant to agreements with BAAI. For the six months ended September 30, 2000, Stephens and BAAI earned 0.06% and 0.08%, respectively, of the Funds' average daily net assets for their co-administration services.

BAAI and/or the sub-advisers and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 2000, BAAI and/or the sub-advisers and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2001 to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates: 1.15% for the Small Company Fund and a percentage of Balanced Assets Fund's average daily net assets, not to exceed the annual rate maintained for the Asset Allocation Fund.

BNY serves as the custodian of the Trust's, the Company's, Reserves' and Funds Trust's assets. For the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

six months ended September 30, 2000, expenses of the Funds were reduced by $39,051 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Trust, the Company, Reserves and Funds Trust for serving as Trustee/Director or Officer of the Trust, the Company, Reserves and Funds Trust.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A and Primary B Shares of the Funds. For the six months ended September 30, 2000, Bank of America earned approximately $27,505 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 2000, the Funds were informed that the distributor received $366,794 in front-end sales charges for sales of Investor A Shares and $1,573,133 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

The Trust's, the Company's, Reserves' and Funds Trust's eligible Trustees/Directors may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of the Company. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Funds earned $4,749,982 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust, the Company, Reserves and Funds Trust each has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund, a combined distribution and shareholder servicing plan for Investor A Shares of each Fund and a shareholder servicing plan for Seafirst Shares of Asset Allocation and Blue Chip Funds. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
                                       ----------------
Investor A Combined Distribution and
  Shareholder Servicing Plan.........   0.25%     0.25%
Investor B and Investor C
  Shareholder Servicing Plans........   0.25%     0.25%
Investor B Distribution Plan.........   0.75%     0.75%
Investor C Distribution Plan.........   0.75%     0.75%
Seafirst Shareholder Servicing
  Plan*..............................     N/A     0.25%

---------------

* Seafirst Shares converted into Investor A Shares on June 23, 2000.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                                PURCHASES      SALES
                                  (000)        (000)
                                -----------------------
Convertible Securities........  $155,444     $  118,277
Balanced Assets...............    48,136         54,395
Asset Allocation..............   130,820        124,924
Equity Income.................   382,144        371,827
Value.........................   975,704      1,233,939
Strategic Growth..............   640,624        253,788
Capital Growth................   337,519        375,250
Aggressive Growth.............   237,137        343,693
MidCap Growth.................    74,528         84,195
21st Century..................   270,707        164,640
Small Company.................   278,363        193,411

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2000 were as follows:

                                    PURCHASES     SALES
                                      (000)       (000)
                                    --------------------
Balanced Assets...................   $11,963     $17,150
Asset Allocation..................    23,169      37,114

5.  FUTURES CONTRACTS

At September 30, 2000, the following Funds had futures contracts open:

                                    VALUE OF      MARKET       UNREALIZED
                                    CONTRACT     VALUE OF     APPRECIATION
                       NUMBER OF   WHEN OPENED   CONTRACTS   (DEPRECIATION)
     DESCRIPTION       CONTRACTS      (000)        (000)         (000)
---------------------------------------------------------------------------
ASSET ALLOCATION:
U.S. 5 year Treasury
  note (short
  position) expiring
  December 2000(a)...    255         $25,635      $25,452        $(183)
U.S. 10 year Treasury
  note (long
  position) expiring
  December 2000(a)...    125          12,482       12,527           45
U.S. 30 year Treasury
  bond (long
  position) expiring
  December 2000(a)...     39           3,894        3,847          (47)

---------------

(a) Securities have been segregated as collateral for the Asset Allocation Fund for open futures contracts.

6.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of September 30, 2000, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust, Reserves and Funds Trust and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's, Reserves' and Funds Trust's Declarations of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

7.  LINES OF CREDIT

The Trust, the Company, Reserves and Funds Trust each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 2000, borrowings by the Funds under the Agreement were as follows:

                                    AVERAGE
                                    AMOUNT       AVERAGE
                                  OUTSTANDING    INTEREST
              FUND                   (000)         RATE
---------------------------------------------------------
Asset Allocation................     $ 33          6.97%
Equity Income...................      168          6.91
Value...........................      516          6.84
Strategic Growth................       20          7.00
Capital Growth..................      187          6.61

The average amount outstanding was calculated based on daily balances during the period.

The Trust, the Company, Reserves and Funds Trust also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund pays its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30,

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

2000, there were no borrowings by the Funds under the committed line of credit.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the following Funds had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
           FUND                 (000)            (000)
----------------------------------------------------------
Balanced Assets............    $    202        $    206
Value......................      39,947          42,329
Strategic Growth...........      18,208          19,484
Capital Growth.............      32,337          34,209
Aggressive Growth..........      21,964          22,949
MidCap Growth..............      61,491          62,963
Small Company..............     124,569         133,643

9.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, Balanced Assets Fund had available for federal income tax purposes unused capital losses expiring March 31, 2007 of $1,459,711.

At March 31, 2000, Balanced Assets Fund utilized capital losses of $1,132,849 during the year.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the following Funds elected to defer losses occurring between November 1, 1999 and March 31, 2000 under these rules:

                                           POST-OCTOBER
                                         CAPITAL/CURRENCY
                                              LOSSES
                                             DEFERRED
                 FUND                         (000)
---------------------------------------------------------
Equity Income..........................       $   25
Growth & Income........................            3
Aggressive Growth......................        3,524

10.  REORGANIZATIONS

ACQUISITION OF PACIFIC HORIZON FUNDS

On May 14, 1999, the Small Company Growth Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon Aggressive Growth Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                           TOTAL NET ASSETS OF   ACQUIRED FUND
TOTAL NET ASSETS OF  TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
   ACQUIRED FUND       ACQUIRING FUND       AFTER ACQUISITION    APPRECIATION
       (000)                (000)                 (000)              (000)
------------------------------------------------------------------------------
     $164,166
                          $366,213              $530,379            $12,433

On May 21, 1999, the Capital Income Fund, Asset Allocation Fund and Blue Chip Fund, newly established portfolios, acquired the assets and liabilities of the Pacific Horizon Capital Income Fund, Pacific Horizon Asset Allocation Fund and Pacific Horizon Blue Chip Fund, respectively, pursuant to a plan of reorganization approved by its shareholders. The

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

acquisition was accomplished by a tax-free exchange of shares of Capital Income Fund, Asset Allocation Fund and Blue Chip Fund in an amount equal to the value of the outstanding shares of the Pacific Horizon Capital Income Fund, Pacific Horizon Asset Allocation Fund and Pacific Horizon Blue Chip Fund, respectively. The financial statements of the Capital Income Fund, Asset Allocation Fund and Blue Chip Fund reflect the historical financial results of the Pacific Horizon Capital Income Fund, Pacific Horizon Asset Allocation Fund and Pacific Horizon Blue Chip Fund prior to the reorganization.

PACIFIC HORIZON FUND SHARE CLASS   CORRESPONDING RESERVES SHARE CLASS
---------------------------------------------------------------------
Capital Income                     Nations Capital Income
  A Shares                           Investor A Shares
  B Shares                           Investor B Shares
  K Shares                           Investor C Shares
Asset Allocation                   Nations Asset Allocation
  A Shares                           Investor A Shares
  B Shares                           Investor B Shares
  K Shares                           Investor C Shares
  SRF Shares                         Seafirst Shares
Blue Chip                          Nations Blue Chip
  A Shares                           Investor A Shares
  B Shares                           Investor B Shares
  K Shares                           Investor C Shares
  SRF Shares                         Seafirst Shares

ACQUISITION OF TIME HORIZON FUNDS

On August 20, 1999, the Asset Allocation Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Time Horizon Funds, listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
    ACQUIRING FUND         ACQUIRED FUND           (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------------------
Asset                    Time Horizon
Allocation               Portfolio I              $32,506            $293,022            $419,334                $1,890
Asset                    Time Horizon
Allocation               Portfolio II              43,414             293,022             419,334                 3,206
Asset                    Time Horizon
Allocation               Portfolio III             50,392             293,022             419,334                 5,511

CHANGE OF REGISTERED INVESTMENT COMPANY

On August 20, 1999, the Growth & Income and Focused Equities Funds, newly established shell portfolios of Reserves (the "Successor Funds"), acquired the assets and liabilities of their predecessor funds, which were series of the Trust, pursuant to a plan of reorganization approved by each predecessor fund's shareholders. The predecessor funds had the same name, investment objective and principal investment strategies as the Successor Funds. The acquisition was accomplished by a tax-free exchange of shares of the Successor Funds in an amount equal to the value of the outstanding shares of the predecessor funds. The financial statements of the Successor Funds reflect the historical financial results of the predecessor funds prior to the reorganizations.

CONVERSION OF COMMON TRUST FUNDS

On May 12, 2000, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by Bank of America, N.A., also listed below (each an "Acquired Fund"), in a tax-free exchange

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
    ACQUIRING FUND         ACQUIRED FUND           (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------------------
Asset Allocation         Boatmen's Trust
                         Company Balanced
                         Investment Fund          $ 13,617          $  410,438          $  424,055               $ 1,099
Equity Income            Boatmen's Trust
                         Company Equity
                         Income Fund                95,694             463,209             558,903                15,874
Equity Income            BCA Equity
                         Income Fund                92,411             463,209             555,620                28,871
Value                    Boatmen's Trust
                         Company Equity
                         Value Fund                119,967           1,364,400           1,484,367                34,539
Value                    Bank IV Kansas
                         Stock Fund                 47,444           1,364,400           1,411,844                 8,399
Strategic Growth         BCA Diversified
                         Stock Fund                307,415             858,884           1,166,299               115,146
Aggressive Growth        BCA Retail Trust
                         Equity Fund                28,949             383,624             412,573                12,864
Small Company            Boatmen's Trust
                         Company Managed
                         Small
                         Capitalization
                         Fund                       88,407             769,936             858,343                27,179

On August 23, 2000, the Boards of Trustees of the Trust and Reserves approved an Agreement and Plan of Reorganization pursuant to which Asset Allocation Fund would acquire all of the assets of Balanced Assets Fund in exchange for shares of Asset Allocation Fund. Additionally, the Board of Trustees of Reserves approved the reorganization of the Asset Allocation Fund into a new shell fund of Funds Trust. The principal effects of this reorganization would be to bring the assets of Balanced Assets into Asset Allocation and to redomicile the Funds in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. The Asset Allocation Fund will retain its name, investment objective and principal investment strategies. If approved by shareholders, it is anticipated that the reorganization would take place in the second quarter of 2001.

On August 23, 2000, the Board of Trustees of Reserves approved the reorganization of the Growth & Income and Focused Equities Funds into new shell funds of Funds Trust. The principal effect of these reorganizations would be to redomicile the Funds in Delaware, under a Delaware business trust structure that management believes provides greater flexibility and efficiency in certain corporate and organizational matters. The Growth & Income and Focused Equities Funds will retain their name, investment objectives and principal investment strategies without change. If approved by shareholders, it is anticipated that the reorganization would take place in the second quarter of 2001.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Growth & Income Master Portfolio, Nations Blue Chip Master Portfolio and Nations Marsico Focused Equities Master Portfolio Semi-Annual Report
                                                  SEPTEMBER 30, 2000 (UNAUDITED)

The following pages should be read in conjunction with the Nations Marsico Growth & Income, Nations Blue Chip and Nations Marsico Focused Equities Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Growth & Income Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.2%
            AEROSPACE AND DEFENSE -- 4.2%
 197,067    Boeing Company.........................  $ 12,415
 272,286    General Dynamics Corporation...........    17,103
                                                     --------
                                                       29,518
                                                     --------
            AUTOMOTIVE -- 0.1%
  29,183    Ford Motor Company(!)..................       739
                                                     --------
            BEVERAGES -- 3.4%
 440,688    Anheuser-Busch Companies, Inc. ........    18,647
 135,303    Coca-Cola Enterprises Inc. ............     2,156
  93,853    Pepsi Bottling Group, Inc. ............     2,821
                                                     --------
                                                       23,624
                                                     --------
            BROADCASTING AND CABLE -- 5.5%
 127,641    Clear Channel Communications, Inc.(!)..     7,212
 320,469    Comcast Corporation, Class A(!)........    13,119
 229,239    Time Warner Inc. ......................    17,938
                                                     --------
                                                       38,269
                                                     --------
            COMMERCIAL BANKING -- 3.3%
 423,790    Citigroup Inc. ........................    22,911
                                                     --------
            COMMERCIAL SERVICES -- 0.3%
  25,384    Omnicom Group Inc. ....................     1,851
                                                     --------
            COMPUTER SERVICES -- 2.1%
 259,279    America Online Inc. ...................    13,936
  10,811    Automatic Data Processing Inc. ........       723
                                                     --------
                                                       14,659
                                                     --------
            COMPUTERS AND OFFICE EQUIPMENT -- 9.8%
 451,426    EMC Corporation........................    44,748
  13,144    Sanmina Corporation....................     1,231
 190,744    Sun Microsystems, Inc. ................    22,269
                                                     --------
                                                       68,248
                                                     --------
            CONSUMER CREDIT AND MORTGAGES -- 1.8%
 202,744    American Express Company...............    12,317
                                                     --------
            CONSUMER SERVICES -- 2.3%
 433,688    Costco Wholesale Corporation...........    15,152
  30,630    Estee Lauder Companies Inc. ...........     1,122
                                                     --------
                                                       16,274
                                                     --------
            DEPARTMENT AND DISCOUNT STORES -- 2.3%
 337,710    Wal-Mart Stores, Inc. .................    16,252
                                                     --------
            DIVERSIFIED ELECTRONICS -- 3.2%
 273,309    Flextronics International Ltd. ........    22,446
                                                     --------
            DIVERSIFIED MANUFACTURING -- 3.5%
 419,297    General Electric Company...............    24,188
                                                     --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.7%
  47,463    Calpine Corporation....................     4,954
                                                     --------
            ELECTRICAL EQUIPMENT -- 2.0%
   9,050    Celestica Inc.(!)......................       627
 134,455    Sony Corporation, ADR..................    13,571
                                                     --------
                                                       14,198
                                                     --------
            ENERGY -- MISCELLANEOUS -- 0.6%
 137,868    Southern Energy, Inc.(!)...............     4,326
                                                     --------

                                                      VALUE
 SHARES                                               (000)
-------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 3.5%
 215,920    Goldman Sachs Group, Inc.(!)...........  $ 24,601
                                                     --------
            FOOD AND DRUG STORES -- 0.2%
  28,946    Safeway, Inc.(!).......................     1,351
                                                     --------
            HOUSING AND FURNISHING -- 0.2%
  67,191    M.D.C. Holdings, Inc. .................     1,747
                                                     --------
            INTEGRATED OIL -- 1.6%
 213,375    BP Amoco plc, ADR......................    11,309
                                                     --------
            INVESTMENT SERVICES -- 8.5%
  33,580    Lehman Brothers Holdings Inc. .........     4,961
 433,152    Merrill Lynch & Company Inc. ..........    28,589
 232,809    Morgan Stanley Dean Witter & Company...    21,287
  53,561    Northern Trust Corporation.............     4,760
                                                     --------
                                                       59,597
                                                     --------
            LODGING AND RECREATION -- 1.8%
 173,262    Four Seasons Hotels Inc. ..............    12,681
                                                     --------
            MEDICAL DEVICES AND SUPPLIES -- 2.8%
 200,123    Guidant Corporation(!).................    14,146
  70,769    Priority Healthcare Corporation(!).....     5,396
                                                     --------
                                                       19,542
                                                     --------
            NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT -- 9.1%
 370,541    Cisco Systems, Inc. ...................    20,472
  94,570    Corning Inc. ..........................    28,088
 255,142    Nortel Networks Corporation............    15,197
                                                     --------
                                                       63,757
                                                     --------
            PHARMACEUTICALS -- 9.5%
 200,527    Genentech, Inc. .......................    37,236
  86,694    Merck & Company, Inc. .................     6,453
 506,374    Pfizer Inc. ...........................    22,755
                                                     --------
                                                       66,444
                                                     --------
            SEMICONDUCTORS -- 0.9%
  30,669    Applied Micro Circuits Corporation(!)..     6,350
                                                     --------
            SOFTWARE -- 6.4%
  99,087    Adobe Systems Inc. ....................    15,383
 359,877    Oracle Corporation.....................    28,341
  10,077    VERITAS Software Corporation...........     1,431
                                                     --------
                                                       45,155
                                                     --------
            SPECIALTY STORES -- 6.6%
 578,075    Home Depot Inc. .......................    30,675
 411,784    Tiffany & Company......................    15,879
                                                     --------
                                                       46,554
                                                     --------
            TELECOMMUNICATIONS SERVICES -- 2.0%
  384,105   General Motors Corporation, Class H....    14,281
                                                     --------
            TOTAL COMMON STOCKS
              (Cost $530,426)......................   688,143
                                                     --------
            CONVERTIBLE PREFERRED STOCKS -- 0.9%
            ENERGY -- MISCELLANEOUS -- 0.9%
 100,000    SEI Trust..............................     6,631
                                                     --------

          TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $5,000).........................      6,631
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Growth & Income Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 0.1%
              (Cost $536)
            HOUSING AND FURNISHING -- 0.1%
 $   550    M.D.C. Holdings, Inc.,
            8.375% 02/01/08........................  $    523
                                                     --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            -- 3.6% (Cost $24,996)
            FEDERAL HOME LOAN BANK (FHLB) -- 3.6%
  25,000    Discount note 10/02/00.................    24,991
                                                     --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 2.4%
            (Cost $16,731)
 16,731   Nations Cash Reserves#..................     16,731
                                                     --------
          TOTAL INVESTMENTS
            (Cost $577,689*)............   105.2%   737,019
                                                   --------
          OTHER ASSETS AND LIABILITIES
            (NET).......................   (5.2)%
          Cash...................................  $  2,968
          Receivable for investment securities
            sold.................................    28,797
          Dividends receivable...................       212
          Interest receivable....................         8
          Collateral on securities loaned........   (16,641)
          Investment advisory fee payable........      (436)
          Administration fee payable.............       (58)
          Payable for investment securities
            purchased............................   (51,264)
          Accrued Trustees' fees and expenses....       (10)
          Accrued expenses and other
            liabilities..........................       (47)
                                                   --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................   (36,471)
                                                   --------
          NET ASSETS....................   100.0%  $700,548
                                                   ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $159,330 on investment securities was comprised of gross appreciation of $171,241 and gross depreciation of $11,911 for federal income tax purposes. At
    September 30, 2000, the aggregate cost of securities for federal income tax purposes was $577,689.

(!) Non-income producing security.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $16,641.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMMON STOCKS -- 98.3%
            AEROSPACE AND DEFENSE -- 1.3%
 122,900    Boeing Company.......................  $    7,743
  63,200    Northrop Grumman Corporation.........       5,743
                                                   ----------
                                                       13,486
                                                   ----------
            AIRLINES -- 0.3%
  57,500    Delta Air Lines, Inc. ...............       2,552
                                                   ----------
            APPAREL AND TEXTILES -- 0.1%
  33,300    Liz Claiborne Inc. ..................       1,282
                                                   ----------
            AUTOMOTIVE -- 1.1%
 282,505    Ford Motor Company(!)................       7,151
  56,200    General Motors Corporation...........       3,653
                                                   ----------
                                                       10,804
                                                   ----------
            BEVERAGES -- 2.2%
 224,200    Anheuser-Busch Companies, Inc. ......       9,487
  61,900    Coca-Cola Company....................       3,412
 201,700    PepsiCo, Inc. .......................       9,278
                                                   ----------
                                                       22,177
                                                   ----------
            BROADCASTING AND CABLE -- 2.7%
 110,900    Time Warner Inc. ....................       8,678
 175,400    Viacom Inc., Class B(!)..............      10,261
 226,800    Walt Disney Company..................       8,675
                                                   ----------
                                                       27,614
                                                   ----------
            CHEMICALS -- BASIC -- 1.0%
  51,000    Air Products & Chemicals Inc. .......       1,836
  41,300    E.I. duPont de Nemours and Company...       1,711
  42,000    Eastman Chemical Company.............       1,551
  73,700    Praxair Inc. ........................       2,756
  67,000    Union Carbide Corporation............       2,529
                                                   ----------
                                                       10,383
                                                   ----------
            COMMERCIAL BANKING -- 6.2%
  98,650    Chase Manhattan Corporation..........       4,556
 588,000    Citigroup Inc. ......................      31,789
 273,400    FleetBoston Financial Corporation....      10,663
  23,100    J.P. Morgan & Company Inc. ..........       3,774
 148,300    Mellon Financial Corporation.........       6,877
  85,900    PNC Bank Corporation.................       5,584
                                                   ----------
                                                       63,243
                                                   ----------
            COMMERCIAL SERVICES -- 0.3%
  38,600    Omnicom Group Inc. ..................       2,815
                                                   ----------
            COMPUTER SERVICES -- 1.8%
 165,600    America Online Inc. .................       8,901
  85,400    Automatic Data Processing Inc. ......       5,711
  61,800    Paychex, Inc. .......................       3,245
  14,600    Sapient Corporation..................         594
                                                   ----------
                                                       18,451
                                                   ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 8.0%
  97,500    Apple Computer Inc. .................       2,511
 199,800    Dell Computer Corporation(!).........       6,156
 214,300    EMC Corporation......................      21,241
  90,700    Hewlett-Packard Company..............       8,798
  48,600    International Business Machines
              Corporation........................       5,468
  78,900    Jabil Circuit, Inc. .................       4,478

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT --
            (CONTINUED)
  34,900    NCR Corporation(!)...................  $    1,320
  43,000    Network Appliance, Inc. .............       5,477
  31,100    Palm, Inc.(!)........................       1,646
  15,200    PerkinElmer, Inc. ...................       1,587
  17,600    Sanmina Corporation..................       1,648
  38,700    Solectron Corporation................       1,785
 165,600    Sun Microsystems, Inc. ..............      19,333
                                                   ----------
                                                       81,448
                                                   ----------
            CONGLOMERATES -- 2.2%
  61,600    Dover Corporation....................       2,891
  46,500    Textron Inc. ........................       2,145
 175,700    Tyco International Ltd. .............       9,115
 112,000    United Technologies Corporation......       7,756
                                                   ----------
                                                       21,907
                                                   ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.9%
  80,000    American Express Company.............       4,860
 130,700    Fannie Mae...........................       9,344
 101,500    MBNA Corporation.....................       3,908
  11,500    Providian Financial Corporation......       1,461
                                                   ----------
                                                       19,573
                                                   ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.5%
  45,100    Kohls Corporation....................       2,602
  99,300    Sears, Roebuck and Company...........       3,219
 398,400    Wal-Mart Stores, Inc. ...............      19,173
                                                   ----------
                                                       24,994
                                                   ----------
            DIVERSIFIED MANUFACTURING -- 4.1%
 717,300    General Electric Company(++).........      41,379
                                                   ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.4%
  67,500    Duke Energy Corporation..............       5,788
  81,200    FPL Group Inc. ......................       5,339
 114,400    PECO Energy Company..................       6,928
 110,400    Unicom Corporation...................       6,203
                                                   ----------
                                                       24,258
                                                   ----------
            FOOD AND DRUG STORES -- 0.4%
  94,800    Safeway, Inc.(!).....................       4,426
                                                   ----------
            FOOD PRODUCTS -- 1.5%
  22,000    Bestfoods............................       1,601
 172,600    ConAgra Inc. ........................       3,463
  28,500    Nabisco Group Holdings Corporation...         812
  51,000    Quaker Oats Company..................       4,035
  80,200    SYSCO Corporation....................       3,714
  43,100    Unilever NV, ADR.....................       2,080
                                                   ----------
                                                       15,705
                                                   ----------
            HEALTH SERVICES -- 0.4%
  38,400    UnitedHealth Group Inc.(!)...........       3,792
                                                   ----------
            HEAVY MACHINERY -- 0.4%
  58,100    Deere & Company......................       1,932
  70,500    Parker Hannifin Corporation..........       2,379
                                                   ----------
                                                        4,311
                                                   ----------
            HOUSEHOLD PRODUCTS -- 1.4%
  81,900    Avon Products, Inc. .................       3,348
  38,600    Colgate-Palmolive Company............       1,822

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            HOUSEHOLD PRODUCTS -- (CONTINUED)
 125,100    Kimberly-Clark Corporation...........  $    6,981
  57,800    The Clorox Company...................       2,287
                                                   ----------
                                                       14,438
                                                   ----------
            INSURANCE -- 3.8%
  85,400    American General Corporation.........       6,661
  64,950    American International Group,
              Inc. ..............................       6,215
  80,300    AXA Financial, Inc. .................       4,090
  34,900    CIGNA Corporation....................       3,644
 134,100    Hartford Financial Services Group,
              Inc. ..............................       9,781
 126,000    MGIC Investment Corporation..........       7,702
                                                   ----------
                                                       38,093
                                                   ----------
            INTEGRATED OIL -- 5.0%
  72,900    Apache Corporation...................       4,310
 124,700    Chevron Corporation..................      10,631
 342,177    Exxon Mobil Corporation..............      30,496
 134,200    Occidental Petroleum Corporation.....       2,927
 100,000    USX-Marathon Group Inc. .............       2,838
                                                   ----------
                                                       51,202
                                                   ----------
            INVESTMENT SERVICES -- 3.6%
  64,100    Lehman Brothers Holdings Inc. .......       9,471
 101,200    Merrill Lynch & Company Inc. ........       6,679
 119,800    Morgan Stanley Dean Witter &
              Company............................      10,954
  69,800    State Street Corporation.............       9,074
                                                   ----------
                                                       36,178
                                                   ----------
            LODGING AND RECREATION -- 0.6%
  79,000    Harley-Davidson Inc. ................       3,782
  54,200    Marriott International Inc., Class
              A..................................       1,975
                                                   ----------
                                                        5,757
                                                   ----------
            MEDICAL DEVICES AND SUPPLIES -- 3.2%
  65,600    Baxter International Inc. ...........       5,236
 111,750    Biomet, Inc. ........................       3,911
  77,000    Cardinal Health, Inc. ...............       6,790
 134,800    Johnson & Johnson....................      12,663
  31,400    PE Corp-PE Biosystems Group..........       3,658
                                                   ----------
                                                       32,258
                                                   ----------
            METALS AND MINING -- 0.3%
  67,200    Barrick Gold Corporation.............       1,025
 123,300    USX - U.S. Steel Group Inc. .........       1,872
                                                   ----------
                                                        2,897
                                                   ----------
            NATURAL GAS DISTRIBUTION -- 1.1%
 104,200    Coastal Corporation..................       7,724
  35,800    Enron Corporation....................       3,137
                                                   ----------
                                                       10,861
                                                   ----------
            NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT -- 7.6%
   1,000    ADC Telecommunications, Inc. ........          27
   8,100    Brocade Communications Systems,
              Inc. ..............................       1,912
  17,800    CIENA Corporation....................       2,186
 631,200    Cisco Systems, Inc. .................      34,873
  27,700    Comverse Technology, Inc. ...........       2,992
  37,500    Corning Inc. ........................      11,138
   6,400    Foundry Networks, Inc. ..............         428
  40,550    JDS Uniphase Corporation.............       3,840
   7,700    Juniper Networks, Inc. ..............       1,686

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- (CONTINUED)
 252,000    Nortel Networks Corporation..........  $   15,009
  53,200    Scientific-Atlanta, Inc. ............       3,385
                                                   ----------
                                                       77,476
                                                   ----------
            OILFIELD SERVICES -- 0.6%
  74,400    ENSCO International Inc. ............       2,846
  44,400    Schlumberger Ltd. ...................       3,654
                                                   ----------
                                                        6,500
                                                   ----------
            PAPER AND FOREST PRODUCTS -- 0.4%
  48,000    Bowater Incorporated.................       2,230
  23,477    International Paper Company..........         673
  32,400    Weyerhaeuser Company.................       1,308
                                                   ----------
                                                        4,211
                                                   ----------
            PHARMACEUTICALS -- 7.7%
  56,800    Allergan, Inc. ......................       4,796
  81,400    Amgen Inc. ..........................       5,684
  32,300    Biogen, Inc.(!)......................       1,970
 181,300    Bristol-Myers Squibb Company.........      10,357
  30,800    Eli Lilly and Company................       2,499
 255,200    Merck & Company, Inc. ...............      18,996
 523,725    Pfizer Inc. .........................      23,535
 217,200    Schering-Plough Corporation..........      10,100
                                                   ----------
                                                       77,937
                                                   ----------
            PUBLISHING AND ADVERTISING -- 0.6%
  55,700    McGraw-Hill Companies, Inc. .........       3,540
  53,000    New York Times Company, Class A......       2,084
                                                   ----------
                                                        5,624
                                                   ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.3%
  66,100    Union Pacific Corporation............       2,570
                                                   ----------
            RESTAURANTS -- 0.3%
  71,600    Starbucks Corporation(!).............       2,868
                                                   ----------
            SEMICONDUCTORS -- 5.8%
       1    Agilent Technologies Inc.(!)++.......           0
  64,300    Altera Corporation...................       3,070
  57,500    Analog Devices, Inc. ................       4,747
 101,500    Applied Materials, Inc. .............       6,020
   7,700    Applied Micro Circuits
              Corporation(!).....................       1,594
  24,700    Broadcom Corporation, Class A........       6,021
 349,200    Intel Corporation....................      14,514
  30,100    KLA-Tencor Corporation...............       1,240
  33,700    Linear Technology Corporation........       2,182
  61,300    Micron Technology, Inc. .............       2,820
  33,000    National Semiconductor
              Corporation(!).....................       1,328
  10,300    PMC - Sierra, Inc. ..................       2,217
   9,200    SDL, Inc. ...........................       2,846
  26,500    Teradyne, Inc.(!)....................         928
 128,000    Texas Instruments Inc. ..............       6,040
  44,600    Xilinx, Inc. ........................       3,819
                                                   ----------
                                                       59,386
                                                   ----------
            SOFTWARE -- 6.0%
  16,100    Adobe Systems Inc. ..................       2,500
  12,300    BroadVision, Inc. ...................         316
  74,800    First Data Corporation...............       2,922
  25,700    Intuit Inc. .........................       1,465

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Blue Chip Master Portfolio
  STATEMENT OF NET ASSETS (CONTINUED)             SEPTEMBER 30, 2000 (UNAUDITED)

                                                     VALUE
 SHARES                                              (000)
-------------------------------------------------------------
            SOFTWARE -- (CONTINUED)
 365,400    Microsoft Corporation(!)(++).........  $   22,037
 255,600    Oracle Corporation...................      20,129
  27,100    Siebel Systems, Inc. ................       3,017
  30,700    VERITAS Software Corporation.........       4,359
  50,200    Yahoo! Inc. .........................       4,568
                                                   ----------
                                                       61,313
                                                   ----------
            SPECIALTY STORES -- 2.2%
 105,600    Bed Bath & Beyond, Inc. .............       2,576
  58,900    Best Buy Company, Inc.(!)............       3,748
 166,250    Home Depot Inc. .....................       8,821
 182,100    Limited Inc. ........................       4,017
  82,800    Tiffany & Company....................       3,193
                                                   ----------
                                                       22,355
                                                   ----------
            TELECOMMUNICATIONS SERVICES -- 6.4%
 294,500    BellSouth Corporation................      11,854
  66,000    Nextel Communications, Inc. .........       3,086
 215,200    Qwest Communications International,
              Inc.(!)............................      10,343
 348,901    SBC Communications Inc. .............      17,444
 215,216    Verizon Communications...............      10,425
 385,650    WorldCom, Inc.(!)....................      11,714
                                                   ----------
                                                       64,866
                                                   ----------
            TOBACCO -- 0.6%
 217,700    Philip Morris Companies Inc. ........       6,409
                                                   ----------
            TOTAL COMMON STOCKS
              (Cost $723,517)....................     997,799
                                                   ----------
PRINCIPAL
 AMOUNT
 (000)
---------
            U.S. TREASURY OBLIGATIONS -- 0.3%
              (Cost $2,931)
            U.S. TREASURY BILLS -- 0.3%
 $ 3,000    Discount note 02/15/01...............       2,932
                                                   ----------

SHARES                                               VALUE
 (000)                                               (000)
-------------------------------------------------------------
          INVESTMENT COMPANIES -- 2.5%
            (Cost $25,458)
 25,458   Nations Cash Reserves#................   $   25,458
                                                   ----------

          TOTAL INVESTMENTS
            (Cost $751,906*)...........   101.1%   1,026,189
                                                  ----------
          OTHER ASSETS AND LIABILITIES
            (NET)......................   (1.1)%
          Cash..................................  $       98
          Receivable for investment securities
            sold................................       8,852
          Dividends receivable..................         837
          Interest receivable...................          77
          Receivable for variation margin.......         101
          Collateral on securities loaned.......     (10,351)
          Investment advisory fee payable.......        (554)
          Administration fee payable............         (43)
          Payable for investment securities
            purchased...........................      (9,791)
          Accrued Trustees' fees and expenses...         (11)
          Accrued expenses and other
            liabilities.........................         (57)
                                                  ----------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...................     (10,842)
                                                  ----------
          NET ASSETS...................   100.0%  $1,015,347
                                                  ==========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $274,283 on investment securities was comprised of gross appreciation of $306,516 and gross depreciation of $32,233 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $751,906.

(!)  Non-income producing security.

(++) Security segregated as collateral for futures contracts.

 ++  Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $10,351.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
Nations Marsico Focused Equities Master Portfolio
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            COMMON STOCKS -- 94.8%
            AEROSPACE AND DEFENSE -- 4.2%
  740,082   Boeing Company......................  $   46,625
1,021,683   General Dynamics Corporation........      64,175
                                                  ----------
                                                     110,800
                                                  ----------
            BEVERAGES -- 1.8%
1,101,994   Anheuser-Busch Companies, Inc. .....      46,628
                                                  ----------
            BROADCASTING AND CABLE -- 3.5%
  476,602   Clear Channel Communications,
              Inc.(!)...........................      26,928
  843,172   Time Warner Inc. ...................      65,978
                                                  ----------
                                                      92,906
                                                  ----------
            COMMERCIAL BANKING -- 4.3%
2,094,609   Citigroup Inc. .....................     113,240
                                                  ----------
            COMPUTER SERVICES -- 2.9%
1,419,950   America Online Inc. ................      76,322
                                                  ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 12.1%
1,886,278   EMC Corporation.....................     186,978
1,097,902   Sun Microsystems, Inc. .............     128,180
                                                  ----------
                                                     315,158
                                                  ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.4%
  612,500   American Express Company............      37,209
                                                  ----------
            CONSUMER SERVICES -- 2.8%
2,075,691   Costco Wholesale Corporation........      72,519
                                                  ----------
            DEPARTMENT AND DISCOUNT STORES -- 2.3%
1,251,490   Wal-Mart Stores, Inc. ..............      60,228
                                                  ----------
            DIVERSIFIED MANUFACTURING -- 3.6%
1,616,978   General Electric Company............      93,279
                                                  ----------
            FINANCE -- MISCELLANEOUS -- 3.0%
  686,675   Goldman Sachs Group, Inc.(!)........      78,238
                                                  ----------
            INTEGRATED OIL -- 2.1%
1,058,533   BP Amoco plc, ADR...................      56,102
                                                  ----------
            INVESTMENT SERVICES -- 8.5%
  126,058   Lehman Brothers Holdings Inc. ......      18,625
1,407,826   Merrill Lynch & Company Inc. .......      92,917
1,221,936   Morgan Stanley Dean Witter &
              Company...........................     111,730
                                                  ----------
                                                     223,272
                                                  ----------
            LODGING AND RECREATION -- 1.9%
  688,849   Four Seasons Hotels Inc. ...........      50,415
                                                  ----------
            MEDICAL DEVICES AND SUPPLIES -- 1.6%
  579,504   Guidant Corporation(!)..............      40,964
                                                  ----------
            NETWORKING AND TELECOMMUNICATIONS
            EQUIPMENT -- 8.9%
  743,822   Cisco Systems, Inc. ................      41,096
  432,656   Corning Inc. .......................     128,499
1,082,121   Nortel Networks Corporation.........      64,454
                                                  ----------
                                                     234,049
                                                  ----------
            PHARMACEUTICALS -- 10.9%
  959,437   Genentech, Inc. ....................     178,156
  315,522   Merck & Company, Inc. ..............      23,487
  840,169   Pfizer Inc. ........................      82,693
                                                  ----------
                                                     284,336
                                                  ----------

                                                    VALUE
 SHARES                                             (000)
------------------------------------------------------------
            SOFTWARE -- 7.4%
  529,108   Adobe Systems Inc. .................      82,144
1,421,411   Oracle Corporation..................     111,936
                                                  ----------
                                                     194,080
                                                  ----------

            SPECIALTY STORES -- 8.5%
3,075,343   Home Depot Inc. ....................  $  163,185
1,515,094   Tiffany & Company...................      58,426
                                                  ----------
                                                     221,611
                                                  ----------
            TELECOMMUNICATIONS SERVICES -- 3.1%
2,173,322   General Motors Corporation, Class
              H.................................      80,804
                                                  ----------
            TOTAL COMMON STOCKS
              (Cost $1,942,062).................   2,482,160
                                                  ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS -- 6.9%
              (Cost $180,769)
            FEDERAL HOME LOAN BANK (FHLB) -- 6.9%
$ 180,800   Discount note 10/02/00..............     180,738
                                                  ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.5%
              (Cost $66,040)
   66,040   Nations Cash Reserves#..............       66,040
                                                   ----------

            TOTAL INVESTMENTS
              (Cost $2,188,871*).........  104.2%   2,728,938
                                                   ----------
            OTHER ASSETS AND LIABILITIES
              (NET)......................  (4.2)%
            Cash.................................  $    5,162
            Receivable for investment securities
              sold...............................     195,486
            Dividends receivable.................         696
            Interest receivable..................           1
            Miscellaneous receivables............           1
            Collateral on securities loaned......     (65,929)
            Investment advisory fee payable......      (1,631)
            Administration fee payable...........        (218)
            Payable for investment securities
              purchased..........................    (242,689)
            Accrued Trustees' fees and
              expenses...........................         (11)
            Accrued expenses and other
              liabilities........................         (37)
                                                   ----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)..............................    (109,169)
                                                   ----------
            NET ASSETS...................  100.0%  $2,619,769
                                                   ==========

 ---------------

 * Federal Income Tax Information: Net unrealized appreciation of $540,067 on investment securities was comprised of gross appreciation of $576,926 and gross depreciation of $36,859 for federal income tax purposes. At September 30, 2000, the aggregate cost of securities for federal income tax purposes was $2,188,871.

(!) Non-income producing security.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc. A portion of this amount represents cash collateral received from securities lending activity (Note 8). The portion that represents cash collateral is $65,929.

ABBREVIATIONS:

ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 2000

                                                                    GROWTH &                             FOCUSED
                                                                     INCOME           BLUE CHIP          EQUITIES
                                                                     MASTER             MASTER            MASTER
                                                                   PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                 ---------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12, $53 and
  $75, respectively)........................................     $        1,382     $        4,979    $        4,649
Interest....................................................              1,857                598             5,631
Securities lending income...................................                 50                 36               246
                                                                 --------------     --------------    --------------
    Total investment income.................................              3,289              5,613            10,526
                                                                 --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................              2,415              3,325             8,803
Administration fee..........................................                322                256             1,174
Custodian fees..............................................                 34                 37                67
Legal and audit fees........................................                 23                 22                30
Trustees' fees and expenses.................................                 12                  9                12
Other.......................................................                  3                 --                14
                                                                 --------------     --------------    --------------
    Total expenses..........................................              2,809              3,649            10,100
Fees reduced by credits allowed by the custodian............                (16)                (2)               (2)
                                                                 --------------     --------------    --------------
    Net expenses............................................              2,793              3,647            10,098
                                                                 --------------     --------------    --------------
NET INVESTMENT INCOME.......................................                496              1,966               428
                                                                 --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................            (34,985)            21,623          (118,432)
  Futures contracts.........................................                 --                450                --
  Foreign currency and net other assets.....................                 --                 --                (2)
                                                                 --------------     --------------    --------------
Net realized gain/(loss) on investments.....................            (34,985)            22,073          (118,434)
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 7).......................................             (2,677)           (35,742)           26,987
  Futures contracts.........................................                 --             (1,696)               --
  Foreign currency and net other assets.....................                 --                 --                --*
                                                                 --------------     --------------    --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (2,677)           (37,438)           26,987
                                                                 --------------     --------------    --------------
Net realized and unrealized gain/(loss) on investments......            (37,662)           (15,365)          (91,447)
                                                                 --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $      (37,166)    $      (13,399)   $      (91,019)
                                                                 ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                           GROWTH & INCOME
                                                                          MASTER PORTFOLIO
                                                                 -----------------------------------
                                                                   SIX MONTHS
                                                                     ENDED
                                                                    9/30/00            PERIOD ENDED
                                                                  (UNAUDITED)           3/31/00(a)
                                                                 -----------------------------------
(IN THOUSANDS)
Net investment income.......................................     $          496       $          (90)
Net realized gain/(loss) on investments.....................            (34,985)               9,101
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             (2,677)              43,475
                                                                 --------------       --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            (37,166)              52,486
Contributions...............................................            203,532              670,827
Withdrawals.................................................            (95,317)             (93,814)
                                                                 --------------       --------------
Net increase/(decrease) in net assets.......................             71,049              629,499
NET ASSETS:
Beginning of period.........................................            629,499                   --
                                                                 --------------       --------------
End of period...............................................     $      700,548       $      629,499
                                                                 ==============       ==============

---------------

(a) Growth and Income Master Portfolio commenced operations on October 8, 1999.

(b) Represents financial information for the Pacific Horizon Blue Chip Portfolio, which was reorganized into Blue Chip Master Portfolio on May 21, 1999.

(c) Focused Equities Master Portfolio commenced operations on October 8, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

                                                              FOCUSED EQUITIES
               BLUE CHIP MASTER PORTFOLIO                     MASTER PORTFOLIO
    ------------------------------------------------   -------------------------------
      SIX MONTHS                                         SIX MONTHS
        ENDED                                              ENDED
       9/30/00        PERIOD ENDED     PERIOD ENDED       9/30/00        PERIOD ENDED
     (UNAUDITED)        3/31/00         5/14/99(b)      (UNAUDITED)       3/31/00(c)
    ----------------------------------------------------------------------------------
    $        1,966   $        3,435   $        1,287   $          428   $         (540)
            22,073           86,647           57,394         (118,434)          24,535
           (37,438)          44,620           10,459           26,987          137,004
    --------------   --------------   --------------   --------------   --------------
           (13,399)         134,702           69,140          (91,019)         160,999
             5,569           37,026           45,223          862,643        2,482,428
           (23,926)         (96,955)         (49,779)        (415,021)        (380,261)
    --------------   --------------   --------------   --------------   --------------
           (31,756)          74,773           64,584          356,603        2,263,166
         1,047,103          972,330          907,746        2,263,166               --
    --------------   --------------   --------------   --------------   --------------
    $    1,015,347   $    1,047,103   $      972,330   $    2,619,769   $    2,263,166
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  SUPPLEMENTARY DATA

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                RATIO OF        RATIO OF NET                         RATIO OF
                                                               OPERATING         INVESTMENT                          OPERATING
                                                                EXPENSES        INCOME/(LOSS)      PORTFOLIO        EXPENSES TO
                                                               TO AVERAGE        TO AVERAGE        TURNOVER           AVERAGE
                                                               NET ASSETS        NET ASSETS          RATE           NET ASSETS
                                                               ------------------------------------------------------------------
GROWTH & INCOME MASTER PORTFOLIO:
Six months ended 9/30/00 (unaudited).....................         0.87%+(d)          0.15%+            49%             0.87%+(d)
Period ended 3/31/2000(a)................................         0.86+(d)          (0.04)+            60              0.86+(d)
BLUE CHIP MASTER PORTFOLIO:
Six months ended 9/30/00 (unaudited).....................         0.71%+(d)          0.38%+            28%             0.71%+(d)
Period ended 3/31/2000...................................         0.73+(d)           0.40+             47              0.73+(d)
Period ended 5/14/1999(b)................................        0.61+               0.65+             19              0.61
Year ended 2/28/1999(b)..................................         0.62               0.85              57              0.62
Year ended 2/28/1998(b)..................................         0.65               1.11              67              1.06
Year ended 2/28/1997(b)..................................         0.62               1.62              91              1.34
Year ended 2/29/1996(b)..................................         0.31               2.16             108              1.57
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/00 (unaudited).....................         0.86%+(d)          0.04%+            60%             0.86%+(d)
Period ended 3/31/2000(c)................................         0.84+(d)          (0.07)+            84              0.84+(d)

---------------
 +  Annualized.

(a) Growth & Income Master Portfolio commenced operations on October 8, 1999.

(b) Represents financial information for the Pacific Horizon Blue Chip Portfolio, which was reorganized into Blue Chip Master Portfolio on May 21, 1999.

(c) Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Master Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2000, the Trust offered nine separate portfolios. These financial statements pertain only to Growth & Income Master Portfolio, Blue Chip Master Portfolio and Focused Equities Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2000:

Growth & Income Master Portfolio:
  Nations Marsico Growth & Income Fund.........  97.8%
  Nations Marsico Growth & Income Fund
    (Offshore).................................   1.1%
  Banc of America Capital Management Funds I --
    Growth & Income Fund.......................   1.1%
Blue Chip Master Portfolio:
  Nations Blue Chip Fund.......................  95.2%
  Nations Blue Chip Fund (Offshore)............   4.8%
Focused Equities Master Portfolio:
  Nations Marsico Focused Equities Fund........  98.9%
  Nations Marsico Focused Equities Fund
    (Offshore).................................   0.7%
  Banc of America Capital Management Funds I --
    Focused Equities Fund......................   0.4%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Futures contracts: All Master Portfolios may invest in futures contracts. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract. When the contracts are closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contracts on the closing date and the value of the contracts when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be taxed on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                ANNUAL
                                                 RATE
                                                ------
Growth & Income Master Portfolio..............  0.75%
Blue Chip Master Portfolio....................  0.65%
Focused Equities Master Portfolio.............  0.75%

The Trust has, on behalf of the Growth & Income and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BAAI and Marsico Capital Management, LLC ("Marsico"), pursuant to which Marsico is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets. Marsico Management Holdings, LLC, a partially-owned subsidiary of Bank of America, owns 50% of the equity of Marsico. On June 28, 2000, Bank of America announced its intention to purchase the remaining 50% equity interest in Marsico. The proposed purchase is not expected to result in any change in the Marsico personnel who manage the Master Portfolios or in the way that the Master Portfolios are managed.

The Trust has, on behalf of the Blue Chip Master Portfolio, entered into a sub-advisory agreement with BAAI and Chicago Equity Partners LLC ("Chicago Equity"), pursuant to which Chicago Equity is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.25% of the Master Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Blue Chip Master Portfolio's average daily net assets and 0.10% of the Growth & Income and Focused Equities Master Portfolios' average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust pursuant to an agreement with BAAI. For the six months ended September 30, 2000, BAAI earned 0.10%, 0.05% and 0.10%, respectively, from the average daily net assets of the Growth & Income, Blue Chip and Focused Equities Master Portfolios for its co-administration services.

BNY serves as the custodian of the Trust's assets. For the six months ended September 30, 2000, expenses of the Master Portfolios were reduced by $20,208 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BAAI, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or Officer of the Trust.

For the six months ended September 30, 2000, Growth & Income Master Portfolio and Focused Equities Master Portfolio paid commissions of $18,662 and $37,952, respectively, to certain affiliates of BAAI in connection with the execution of various portfolio transactions.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations Funds family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 2000, the Master Portfolios earned $519,392 in the aggregate from such investments, which is included in interest income.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

securities and short-term investments, for the six months ended September 30, 2000 were as follows:

                              PURCHASES       SALES
                                (000)         (000)
                              ------------------------
Growth & Income Master
  Portfolio.................  $  424,342    $  295,922
Blue Chip Master
  Portfolio.................     277,710       282,853
Focused Equities Master
  Portfolio.................   1,685,518     1,310,270

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2000.

4.  FUTURES CONTRACTS
At September 30, 2000, the following Master Portfolio had futures contracts open:

                                   VALUE OF
                                   CONTRACT     MARKET
                                     WHEN      VALUE OF     UNREALIZED
                       NUMBER OF    OPENED     CONTRACTS   DEPRECIATION
DESCRIPTION            CONTRACTS     (000)       (000)        (000)
-----------------------------------------------------------------------
BLUE CHIP MASTER
  PORTFOLIO:
S&P 500 Futures (long
  position) expiring
  December 2000(a)...     25        $9,470      $9,086        $(384)

---------------

(a) Securities have been segregated as collateral for the Blue Chip Master Portfolio for open futures contracts.

5.  LINES OF CREDIT

The Trust participates with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At September 30, 2000, there were no loans outstanding under this Agreement. For the six months ended September 30, 2000, there were no borrowings by the Master Portfolios under the Agreement.

The average amount outstanding was calculated based on daily balances during the period.

The Trust also participates with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Master Portfolio pays its pro rata share. This fee is paid quarterly in arrears. Each participating Master Portfolio is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the six months ended September 30, 2000, there were no borrowings by the Master Portfolios under the committed line of credit.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2000, the following Master Portfolios had securities on loan:

                             MARKET VALUE
                              OF LOANED      MARKET VALUE
                              SECURITIES     OF COLLATERAL
PORTFOLIO                       (000)            (000)
----------------------------------------------------------
Growth & Income Master
  Portfolio................    $15,231          $16,641
Blue Chip Master
  Portfolio................      9,800           10,351
Focused Equities Master
  Portfolio................     61,428           65,929

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

7.  REORGANIZATION OF MASTER INVESTMENT TRUST, SERIES I

On May 21, 1999, Blue Chip Master Portfolio, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon Blue Chip Master Portfolio ("Acquired Portfolio"), a series of Master Investment Trust, Series I, pursuant to a plan of reorganization approved by its investors. The acquisition was accomplished by a tax-free exchange of shares of Blue Chip Master Portfolio in an amount equal to the outstanding interests of the Acquired Portfolio. The financial statements of the Blue Chip Master Portfolio reflect the historical financial results of the Acquired Portfolio prior to the reorganization. Additionally, the fiscal year end of the Blue Chip Master Portfolio for financial reporting purposes was changed to coincide with that of the Trust.

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

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








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